AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 23, 2025

1933 Act Registration File No.: 333-227298

1940 Act File No.: 811-23377

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 296	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 297	☒

TIDAL TRUST I

(Exact Name of Registrant as Specified in Charter)

234 West Florida Street, Suite 203,

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Christopher M. Cahlamer Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 1, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

Explanatory Note: This Post-Effective Amendment No. 296 to the Registration Statement of Tidal Trust I (the “ldquo;Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended August 31, 2025, where applicable, and to make other permissible changes under Rule 485(b) for the Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited HFMF Managed Futures ETF, Unlimited Ultra HFND Multi-Strategy ETF, Unlimited Low-Beta HFND Multi-Strategy ETF and Unlimited HFND Multi-Strategy Return Tracker ETF.

HFEQ	Unlimited HFEQ Equity Long/Short ETF
Listed on New York Stock Exchange LLC as of January 2, 2026
HFGM	Unlimited HFGM Global Macro ETF
Listed on New York Stock Exchange LLC
HFEV	Unlimited HFEV Event Driven ETF
(not currently available for purchase)
HFFI	Unlimited HFFI Fixed Income ETF
(not currently available for purchase)
HFEM	Unlimited HFEM Emerging Markets ETF
(not currently available for purchase)
HFMF	Unlimited HFMF Managed Futures ETF
Listed on New York Stock Exchange LLC as of January 2, 2026
HFUL	Unlimited Ultra HFND Multi-Strategy ETF
(not currently available for purchase)
HFLB	Unlimited Low-Beta HFND Multi-Strategy ETF
(not currently available for purchase)
HFND	Unlimited HFND Multi-Strategy Return Tracker ETF
Listed on New York Stock Exchange LLC

PROSPECTUS

January 1, 2026

The U.S. Securities and Exchange Commission (the “SEC”) nor the Commodity Futures Trading Commission (“CFTC”) have approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

UNLIMITED HFEQ EQUITY LONG/SHORT ETF - FUND SUMMARY

Investment Objective

Unlimited HFEQ Equity Long/Short ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses	0.96%

(1)	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$98	$306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal period from July 14, 2025 (commencement of operations) through August 31, 2025, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio with similar return characteristics to the gross of fees returns of the hedge fund industry’s Equity Long/Short sector (see the section of the Fund’s Prospectus titled “Additional Information about the Funds”), while also targeting a volatility level approximately twice that of the sector. By incorporating higher volatility, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s net of fees returns may outperform those of the Equity Long/Short sector. Additionally, the Fund may benefit from its comparatively lower operating expenses versus the relatively high fees and expenses charged by hedge funds.

●	Equity Long Short – Hedge funds managed within this sector generally implement strategies take long positions in stocks that are expected to appreciate and short positions in stocks that are expected to decline. An equity long-short strategy generally seeks to minimize market exposure while profiting from stock gains in the long positions, along with price declines in the short positions.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry’s Equity Long/Short sector from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (including return and correlation with other asset classes) as the Equity Long/Short sector’s gross of fees returns, while also targeting higher volatility. This is primarily achieved by taking long and short positions in broad-based ETFs (“Underlying ETFs”) and futures contracts. In addition, if at any time the Sub-Adviser is unable to construct an investment portfolio for the Fund which the Sub-Adviser believes will achieve the desired return and volatility characteristics by using currently available Underlying ETFs, the Fund may invest in long or short positions of equity securities and swap agreements in addition to Underlying ETFs and futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser determines the recent daily and monthly gross of fees returns and volatility metrics of the hedge fund industry’s Equity Long/Short sector by reviewing publicly reported returns and fee information for the sector. The Sub-Adviser determines an investment portfolio of long and short positions in Underlying ETFs and futures contracts which best match the Equity Long/Short sector’s most recent gross of fees returns, while approximately doubling its volatility, by using a proprietary algorithm. As noted above, if the Sub-Adviser is unable to construct the Fund’s target portfolio by investing only in Underlying ETFs, the Fund may invest in long or short positions of equity securities and swap agreements that align with the desired return and volatility characteristics.

The selection of potential Fund investments used as algorithm inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., sectors, company factors, country indexes). The proprietary technology analyzes the historical pattern of the returns and volatility patterns of the Equity Long/Short sector compared with these factors over several time frames to determine the portfolio that best matches recent Equity Long/Short sector’s gross of fees returns while maintaining approximately twice the volatility.

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as the hedge fund industry Equity Long/Short sector’s gross of fees returns, but with higher volatility by taking directionally similar positions as the hedge fund industry Equity Long/Short sector with larger notional exposure. The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in 10-30 Underlying ETFs and futures contracts. The Fund may also invest in individual equity securities and swap agreements. Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in Underlying ETFs and exchange-listed futures contracts. The Fund’s initial universe of Underlying ETF investments includes a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Sector ETFs that invest primarily in one of several economic sectors, such as information technology and consumer discretionary.
●	Factor ETFs that invest primarily based on one of several investment factor categories, such as value and momentum.
●	Domestic, Global, and Foreign ETFs that invest in the U.S., developed markets, and/or emerging markets, as well as country specific ETFs.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs. If the Fund invests in baskets of individual equity securities instead of Underlying ETFs, the overall baskets will have characteristics similar to those reflected in the initial universe of Underlying ETFs described above. To seek to achieve the Fund’s target volatility level, the Fund will use futures contracts and, to a lesser extent, swaps.

To achieve an appropriate risk/return profile for the Fund’s portfolio, which includes targeting approximately twice the volatility of the Equity Long/Short sector, the Fund will also “short” the securities of Underlying ETFs. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of short sales.

In addition, the Fund’s portfolio will hold futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in Underlying ETFs. The use of futures contracts will allow the Fund to take the larger notional economic exposure needed to achieve the higher target volatility. The Fund can also invest in swap agreements for similar purposes. Please see the section of the Fund’s prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements.

If the Fund invests in long or short positions of individual equity securities, the Sub-Adviser will select particular securities that will allow the Fund, in the aggregate, to have an investment portfolio with similar return characteristics as the hedge fund industry’s Equity Long/Short sector, but with higher volatility.

The Fund is expected to outperform the hedge fund industry’s Equity Long/Short sector during periods when returns of that sector exceed cash returns and underperform in periods when the returns from that sector underperform cash.

The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including Underlying ETFs that invest primarily in equity securities, and futures contracts based on equity indices or equity investments.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The discussion below applies to investments made directly by the Fund and to investments made by the Underlying ETFs in which the Fund invests. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Principal Risks of Investing in each Fund.”

Please note that while each Index’s underlying holdings may include very complex investment instruments, the Fund’s portfolio will primarily consist of both long and short positions in Underlying ETFs and futures contracts. As a result, the Fund is not directly subject to the risks of the complex investment instruments held by various hedge funds. The following risks could affect the value of your investment in the Fund:

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described below.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of a machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Machine Learning, Model and Data Risk. The Fund relies heavily on proprietary “machine learning” selection processes. In addition, the composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). As of the date of this Prospectus, the Sub-Adviser’s machine learning models have not formed the basis of actual investments by the Sub-Adviser. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. Similarly, when Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the Models and Data been correct and complete.

Data Lag Risk. The Sub-Adviser’s approach has limitations because the Models are derived using past returns Data, and therefore the investment strategy is structurally time lagged. The delays between when particular hedge funds’ returns occur and when they are reported creates additional lag. The Sub-Adviser expects that these structural lags will create divergence between the Fund’s returns and the corresponding hedge fund sector’s returns.

Equity Market Risk. The equity securities held by the Fund or by the Underlying ETFs in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund or an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio or an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

Volatility Risk. The Fund seeks to achieve a higher level of volatility than its target hedge fund industry sector, which may result in substantial price fluctuations over short periods. As a result, the value of the Fund’s investments may rise or fall significantly, and investors should be prepared for increased levels of volatility compared to traditional equity funds. While the Fund aims to manage this volatility, there is no guarantee that it will achieve its desired volatility level, and market conditions may cause even greater fluctuations in the Fund’s performance. The use of derivatives such as futures contracts and swaps introduces additional risks, which may amplify the effects of volatility and lead to significant losses.

Derivatives Risk. The Fund’s or an Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund or an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative instruments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivative investments could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Emerging Markets Risk. The Fund may invest in Underlying ETFs that invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

ETF Risk. The Fund (and each Underlying ETF) is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as the New York Stock Exchange LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effect on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Factor Risk. The market may reward certain factors (such as value, momentum) for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Foreign Securities Risk. Foreign securities held by Underlying ETFs in which the Fund invests involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Futures Contracts Risk. The Fund or Underlying ETFs may invest in futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund or an Underlying ETF, as applicable, to make daily cash payments to maintain its required margin, particularly at times when the Fund or Underlying ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equity securities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Underlying ETFs’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

High Portfolio Turnover Risk. The Indices have historically had high portfolio turnover rates. As a result, the Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which the Fund invests hold securities of large-, mid- and small-capitalization companies.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Newer Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limted track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

Sector Risk. To the extent an Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Short Selling Risk. The Fund may make short sales of securities of Underlying ETFs, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Swap Agreement Risk. The Fund or an Underlying ETF may invest in swap agreements. Swap agreements could result in losses if the underlying asset or reference does not perform as anticipated. Swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund (or the Underlying Fund) may lose money.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.unlimitedetfs.com.

Management

Investment Adviser

Tidal Investments LLC serves as investment adviser to the Fund.

Investment Sub-Adviser

Unlimited Funds Inc. serves as investment sub-adviser to the Fund.

Portfolio Managers

Bob Elliott, Chief Investment Officer for the Sub-Adviser, and Bruce McNevin, Chief Data Scientist for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.unlimitedetfs.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, Sub-Adviser, or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

UNLIMITED HFGM GLOBAL MACRO ETF - FUND SUMMARY

Investment Objective

Unlimited HFGM Global Macro ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(2)	0.06%
Total Annual Fund Operating Expenses	1.01%

(1)	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$103	$322

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal period from April 14, 2025 (commencement of operations) through August 31, 2025, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio with similar return characteristics to the gross of fees returns of the hedge fund industry’s Global Macro sector (see the section in the Fund’s Prospectus titled “Additional Information about the Funds”), while also targeting a volatility level approximately twice that of the sector. By incorporating higher volatility, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s net of fees returns may outperform those of the hedge fund industry Global Macro sector. Additionally, the Fund may benefit from its comparatively lower operating expenses versus the relatively high fees and expenses charged by hedge funds.

●	Global Macro – Hedge funds managed within this sector generally implement strategies that attempt to profit from fundamental changes in global economies, typically brought about by shifts in government economic policies, political climates, or interest rates which impact all financial markets.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry’s Global Macro sector from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (including return and correlation with other asset classes) as the Global Macro sector of the hedge fund industry by taking long and short positions in broad-based ETFs (“Underlying ETFs”) and futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser determines the recent daily and monthly gross of fees returns and volatility metrics of the hedge fund industry’s Global Macro sector by reviewing publicly reported returns and fee information for the sector. The Sub-Adviser determines an investment portfolio of long and short positions in Underlying ETFs and futures contracts which best match the Global Macro sector’s most recent gross of fees returns, while approximately doubling its volatility, by using a proprietary algorithm.

The selection of potential investments used as algorithm inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., bonds, credit, commodities, currencies, stock sectors, company factors, country indexes). The proprietary technology analyzes the historical pattern of the returns and volatility patterns of the Global Macro sector compared with these factors over several time frames to determine the portfolio that best matches the recent Global Macro sector’s gross of fees returns while maintaining approximately twice the volatility.

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as the hedge fund industry Global Macro sector’s gross of fees returns, but with higher volatility by taking directionally similar positions as the Global Macro sector with larger notional exposure. The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in 10-30 Underlying ETFs and futures contracts. The Fund may also invest in swap agreements. Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in Underlying ETFs and exchange-listed futures contracts. The Fund’s initial universe of Underlying ETF investments includes a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Commodity ETFs that invest in commodities like oil and gold.
●	Currency ETFs that invest in exchange rates such as the U.S. dollar index and euro.
●	Fixed Income ETFs that invest in fixed income categories, such as treasuries, corporate bonds, municipal bonds, and high-yield bonds.
●	Sector ETFs that invest primarily in one of several economic sectors, such as information technology and consumer discretionary.
●	Factor ETFs that invest primarily based on one of several investment factor categories, such as value and momentum.
●	Domestic, Global, and Foreign ETFs that invest in the U.S., developed markets, and/or emerging markets, as well as country specific ETFs.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs. To seek to achieve the Fund’s target volatility level, the Fund will use futures contracts and, to a lesser extent, swaps.

To achieve an appropriate risk/return profile for the Fund’s portfolio, which includes targeting approximately twice the volatility of the Global Macro sector, the Fund will also “short” the securities of Underlying ETFs. Please see the section in the Fund’s Prospectus titled “Additional Information about the Funds” for a description of short sales.

In addition, the Fund’s portfolio will hold futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in Underlying ETFs. The use of futures contracts will allow the Fund to take the larger notional economic exposure needed to achieve the higher target volatility. The Fund can also invest in swap agreements for similar purposes. The Fund is expected to outperform the hedge fund industry’s Global Macro sector during periods when returns of that sector exceed cash returns and underperform in periods when the returns from that sector underperform cash. Please see the section in the Fund’s Prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements.

The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Cayman Subsidiary

The Fund intends to gain exposure to futures contracts and swap agreements either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole investor in the Subsidiary. The Adviser selects the Subsidiary’s investments.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The discussion below applies to investments made directly by the Fund and to investments made by the Underlying ETFs in which the Fund invests. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Principal Risks of Investing in each Fund.”

Please note that while each Index’s underlying holdings may include very complex investment instruments, the Fund’s portfolio will primarily consist of both long and short positions in Underlying ETFs and futures contracts. As a result, the Fund is not directly subject to the risks of the complex investment instruments held by various hedge funds. The following risks could affect the value of your investment in the Fund:

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of a machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Machine Learning, Model and Data Risk. The Fund relies heavily on proprietary “machine learning” selection processes. In addition, the composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). As of the date of this Prospectus, the Sub-Adviser’s machine learning models have not formed the basis of actual investments by the Sub-Adviser. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. Similarly, when Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the Models and Data been correct and complete.

Data Lag Risk. The Sub-Adviser’s approach has limitations because the Models are derived using past returns Data, and therefore the investment strategy is structurally time lagged. The delays between when particular hedge funds’ returns occur and when they are reported creates additional lag. The Sub-Adviser expects that these structural lags will create divergence between the Fund’s returns and the corresponding hedge fund sector’s returns.

Volatility Risk. The Fund seeks to achieve a higher level of volatility than its target hedge fund industry sector, which may result in substantial price fluctuations over short periods. As a result, the value of the Fund’s investments may rise or fall significantly, and investors should be prepared for increased levels of volatility compared to traditional equity funds. While the Fund aims to manage this volatility, there is no guarantee that it will achieve its desired volatility level, and market conditions may cause even greater fluctuations in the Fund’s performance. The use of derivatives such as futures contracts and swaps introduces additional risks, which may amplify the effects of volatility and lead to significant losses.

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Futures contracts and swap agreements held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Commodity Risk. Underlying ETFs that invest in the commodities markets may subject to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Currency ETF Risk. Currency ETFs in which the Fund invests will determine their NAV in U.S. dollars. A Currency ETF’s NAV could decline if the currency of one or more of the non-U.S. markets in which the Currency ETF invests depreciates against the U.S. dollar and the depreciation of one currency is not offset by appreciation in another currency and/or the Currency ETF’s attempt to hedge currency exposure to the depreciating currency or currencies is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency. In addition, fluctuations in the exchange rates of currencies could affect the economy or particular business operations of companies in a geographic region, including securities in which the Currency ETF invests, causing an adverse impact on the Currency ETF’s investments in the affected region and the United States. As a result, investors (such as the Fund) have the potential for losses regardless of the length of time they intend to hold Currency ETF Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Currency ETF’s NAV may change quickly and without warning.

Derivatives Risk. The Fund’s or an Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund or an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative instruments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivative investments could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Emerging Markets Risk. The Fund may invest in Underlying ETFs that invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Equity Market Risk. The equity securities held by the Fund or by the Underlying ETFs in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund or an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio or an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

ETF Risk. The Fund (and each Underlying ETF) is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as the New York Stock Exchange LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effect on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Factor Risk. The market may reward certain factors (such as value, momentum) for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Fixed Income Securities Risk. The Fund may invest in Underlying ETFs that invest in fixed income securities. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed income securities. Falling interest rates will cause an Underlying ETF to reinvest the proceeds of fixed income securities that have been repaid by the issuer at lower interest rates and may also reduce such Underlying ETF’s distributable income because interest payments on floating rate fixed income instruments held by the Underlying ETF will decline. The Fund could lose money on indirect investments in fixed income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

Foreign Securities Risk. Foreign securities held by Underlying ETFs in which the Fund invests involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Futures Contracts Risk. The Fund or Underlying ETFs may invest in futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund or an Underlying ETF, as applicable, to make daily cash payments to maintain its required margin, particularly at times when the Fund or Underlying ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equity securities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Underlying ETFs’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

High Portfolio Turnover Risk. The Indices have historically had high portfolio turnover rates. As a result, the Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

High Yield Securities Risk. The Fund may invest in Underlying ETFs that hold fixed-income securities rated below investment grade. Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments.

Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which the Fund invests hold securities of large-, mid- and small-capitalization companies.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Newer Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

Sector Risk. To the extent an Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Short Selling Risk. The Fund may make short sales of securities of Underlying ETFs, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Swap Agreement Risk. The Fund or an Underlying ETF may invest in swap agreements. Swap agreements could result in losses if the underlying asset or reference does not perform as anticipated. Swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund (or the Underlying Fund) may lose money.

Tax Risk. The federal income tax treatment of the Fund’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.unlimitedetfs.com.

Management

Investment Adviser

Tidal Investments LLC serves as investment adviser to the Fund.

Investment Sub-Adviser

Unlimited Funds Inc. serves as investment sub-adviser to the Fund.

Portfolio Managers

Bob Elliott, Chief Investment Officer for the Sub-Adviser, and Bruce McNevin, Chief Data Scientist for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.unlimitedetfs.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, Sub-Adviser, or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

UNLIMITED HFEV EVENT DRIVEN ETF - FUND SUMMARY

Investment Objective

Unlimited HFEV Event Driven ETF (the “Fund”) seeks capital appreciation. The Fund has not yet commenced operations.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(2)(3)	0.11%
Total Annual Fund Operating Expenses	1.06%

(1)	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$108	$337

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio with similar return characteristics to the gross of fees returns of the hedge fund industry’s Event Driven sector (see the section of the Fund’s Prospectus titled “Additional Information about the Funds”) while also targeting a volatility level approximately twice that of the sector. By incorporating higher volatility, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s net of fees returns may outperform those of the Event Driven sector. Additionally, the Fund may benefit from its comparatively lower operating expenses versus the relatively high fees and expenses charged by hedge funds.

●	Event Driven – Hedge funds managed within this sector seek to implement strategies that take advantage of temporary stock mispricing, which can occur before or after a corporate event takes place. Corporate events include, among others, corporate restructurings, mergers/acquisitions, bankruptcy, spinoffs, and takeovers.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry’s Event Driven sector from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (including return and correlation with other asset classes) as the Event Driven sector of the hedge fund industry primarily by taking long and short positions in broad-based ETFs (“Underlying ETFs”), and futures contracts. In addition, if at any time the Sub-Adviser is unable to construct an investment portfolio for the Fund which the Sub-Adviser believes will achieve the desired return and volatility characteristics by using currently available Underlying ETFs, the Fund may invest in long or short positions of equity securities and swap agreements in addition to Underlying ETFs and futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser determines the recent daily and monthly gross of fees returns and volatility metrics of the hedge fund industry’s Event Driven sector by reviewing publicly reported returns and fee information for the sector. The Sub-Adviser determines an investment portfolio of long and short positions in Underlying ETFs and futures contracts which best match the Event Driven sector’s most recent gross of fees returns, while approximately doubling its volatility, by using a proprietary algorithm. As noted above, if the Sub-Adviser is unable to construct the Fund’s portfolio with the desired return and volatility characteristics by investing only in available Underlying ETFs and futures contracts, the Fund may also invest in long and short positions of equity securities and swap agreements that align with the desired returns and volatility characteristics.

The selection of potential Fund investments used as algorithm of inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., sectors, company factors, country indexes, credit). The proprietary technology analyzes the historical pattern of the returns and volatility patterns of the Event Driven sector compared these factors over several time frames to determine the portfolio that best matches the recent Event Driven sector’s gross of fees returns while maintaining approximately twice the volatility.

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as the Event Driven sector’s gross of fees returns, but with higher volatility by taking directionally similar positions as the Event Driven sector with larger notional exposure. The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or significant portions of the holdings in the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in 10-30 Underlying ETFs and futures contracts. The Fund may also invest in equity securities and swap agreements. Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in Underlying ETFs, and exchange-listed futures contracts. The Fund’s initial universe of Underlying ETF investments includes a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Sector ETFs that invest primarily in one of several economic sectors, such as information technology and consumer discretionary.
●	Factor ETFs that invest primarily based on one of several investment factor categories, such as value and momentum.
●	Domestic, Global, and Foreign ETFs that invest in the U.S., developed markets, and/or emerging markets, as well as country specific ETFs.
●	Fixed Income ETFs that invest in fixed income categories, corporate bonds, high-yield bonds, or bank loans.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs. If the Fund invests in baskets of individual equity securities instead of Underlying ETFs, the overall baskets will have characteristics similar to those reflected in the initial universe of Underlying ETFs described above. To seek to achieve the Fund’s target volatility level, the Fund will use futures contracts and, to a lesser extent, swaps.

To achieve an appropriate risk/return profile for the Fund’s portfolio, which includes targeting approximately twice the volatility of the Event Driven sector, the Fund will also “short” the securities of Underlying ETFs. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of short sales.

In addition, the Fund’s portfolio will hold futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in Underlying ETFs. The use of futures contracts will allow the Fund to take the larger notional exposure needed to achieve the higher target volatility. The Fund can also invest in swap agreements for similar purposes. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements.

If the Fund invests in long or short positions of individual equity securities, the Sub-Adviser will select particular securities that will allow the Fund, in the aggregate, to have an investment portfolio with similar return characteristics as the hedge fund industry’s Event Driven sector, but with higher volatility.

The Fund is expected to outperform the hedge fund industry’s Event Driven sector during periods when returns of that sector exceed cash returns and underperform in periods when the returns from that sector underperform cash.

The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The discussion below applies to investments made directly by the Fund and to investments made by the Underlying ETFs in which the Fund invests. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Principal Risks of Investing in each Fund.”

Please note that while each Index’s underlying holdings may include very complex investment instruments, the Fund’s portfolio will primarily consist of both long and short positions in Underlying ETFs and futures contracts. As a result, the Fund is not directly subject to the risks of the complex investment instruments held by various hedge funds. The following risks could affect the value of your investment in the Fund:

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of a machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Machine Learning, Model and Data Risk. The Fund relies heavily on proprietary “machine learning” selection processes. In addition, the composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). As of the date of this Prospectus, the Sub-Adviser’s machine learning models have not formed the basis of actual investments by the Sub-Adviser. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. Similarly, when Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the Models and Data been correct and complete.

Data Lag Risk. The Sub-Adviser’s approach has limitations because the Models are derived using past returns Data, and therefore the investment strategy is structurally time lagged. The delays between when particular hedge funds’ returns occur and when they are reported creates additional lag. The Sub-Adviser expects that these structural lags will create divergence between the Fund’s returns and the corresponding hedge fund sector’s returns.

Equity Market Risk. The equity securities held by the Fund or by the Underlying ETFs in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund or an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio or an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

Volatility Risk. The Fund seeks to achieve a higher level of volatility than its target hedge fund industry sector, which may result in substantial price fluctuations over short periods. As a result, the value of the Fund’s investments may rise or fall significantly, and investors should be prepared for increased levels of volatility compared to traditional equity funds. While the Fund aims to manage this volatility, there is no guarantee that it will achieve its desired volatility level, and market conditions may cause even greater fluctuations in the Fund’s performance. The use of derivatives such as futures contracts and swaps introduces additional risks, which may amplify the effects of volatility and lead to significant losses.

Derivatives Risk. The Fund’s or an Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund or an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative instruments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivative investments could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Emerging Markets Risk. The Fund may invest in Underlying ETFs that invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

ETF Risk. The Fund (and each Underlying ETF) is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effect on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Factor Risk. The market may reward certain factors (such as value, momentum) for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Fixed Income Securities Risk. The Fund may invest in Underlying ETFs that invest in fixed income securities. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed income securities. Falling interest rates will cause an Underlying ETF to reinvest the proceeds of fixed income securities that have been repaid by the issuer at lower interest rates and may also reduce such Underlying ETF’s distributable income because interest payments on floating rate fixed income instruments held by the Underlying ETF will decline. The Fund could lose money on indirect investments in fixed income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

Foreign Securities Risk. Foreign securities held by Underlying ETFs in which the Fund invests involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Futures Contracts Risk. The Fund or Underlying ETFs may invest in futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund or an Underlying ETF, as applicable, to make daily cash payments to maintain its required margin, particularly at times when the Fund or Underlying ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equity securities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Underlying ETFs’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

High Portfolio Turnover Risk. The Indices have historically had high portfolio turnover rates. As a result, the Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

High Yield Securities Risk. The Fund may invest in Underlying ETFs that hold fixed-income securities rated below investment grade. Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments.

Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which the Fund invests hold securities of large-, mid- and small-capitalization companies.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

Sector Risk. To the extent an Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Short Selling Risk. The Fund may make short sales of securities of Underlying ETFs, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Swap Agreement Risk. The Fund or an Underlying ETF may invest in swap agreements. Swap agreements could result in losses if the underlying asset or reference does not perform as anticipated. Swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund (or the Underlying Fund) may lose money.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.unlimitedetfs.com.

Management

Investment Adviser

Tidal Investments LLC serves as investment adviser to the Fund.

Investment Sub-Adviser

Unlimited Funds Inc. serves as investment sub-adviser to the Fund.

Portfolio Managers

Bob Elliott, Chief Investment Officer for the Sub-Adviser, and Bruce McNevin, Chief Data Scientist for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.unlimitedetfs.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, Sub-Adviser, or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

UNLIMITED HFFI FIXED INCOME ETF - FUND SUMMARY

Investment Objective

Unlimited HFFI Fixed Income ETF (the “Fund”) seeks capital appreciation. The Fund has not yet commenced operations.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(2)(3)	0.24%
Total Annual Fund Operating Expenses	1.19%

(1)	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$121	$378

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategy

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio with similar return characteristics to the gross of fees returns of the hedge fund industry’s Fixed Income sector (see the section of the Fund’s Prospectus titled “Additional Information about the Funds”) while also targeting a volatility level approximately twice that of the sector. By incorporating higher volatility, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s net of fees returns may outperform those of the Fixed Income sector. Additionally, the Fund may benefit from its comparatively lower operating expenses versus the relatively high fees and expenses charged by hedge funds.

●	Fixed Income – Hedge funds managed within this sector generally seek to implement strategies that monitor a range of fixed-income instruments, such as mortgage-backed securities, government bonds, corporate bonds, and municipal bonds. When mispricing is identified in the same or similar issues, the funds may take leveraged long and short positions to seek to profit based on the assumption that the pricing will be corrected in the market.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry’s Fixed Income sector from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (including return and correlation with other asset classes) as the Fixed Income sector of the hedge fund industry by taking long and short positions in broad-based ETFs (“Underlying ETFs”) and futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser determines the recent daily and monthly gross of fees returns and volatility metrics of the hedge fund industry’s Fixed Income sector by reviewing publicly reported returns and fee information for the hedge fund industry. The Sub-Adviser determines an investment portfolio of long and short positions in Underlying ETFs and futures contracts which best match the Fixed Income sector’s most recent gross of fees returns, while approximately doubling its volatility, by using a proprietary algorithm.

The selection of potential Fund investments used as algorithm inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., interest rates and credit). The proprietary technology analyzes the historical pattern of the returns and volatility patterns of the Fixed Income sector compared with these factors over several time frames to determine the portfolio that best matches the recent Fixed Income sector’s gross of fees returns while maintaining approximately twice the volatility.

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as the Fixed Income sector’s gross of fees returns, but with higher volatility by taking directionally similar positions as the Fixed Income sector with larger notional exposure. The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or a portion of the holdings in the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in 10-30 Underlying ETFs and futures contracts. The Fund may also invest in swap agreements. Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in Underlying ETFs and exchange-listed futures contracts. The Fund’s initial universe of Underlying ETF investments includes a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Fixed Income ETFs that invest in fixed income categories, corporate bonds, high-yield bonds, or bank loans.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs. To seek to achieve the Fund’s target volatility level, the Fund will use futures contracts and, to a lesser extent, swaps.

To achieve an appropriate risk/return profile for the Fund’s portfolio, which includes targeting approximately twice the volatility of the Fixed Income sector, the Fund will also “short” the securities of Underlying ETFs. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of short sales.

In addition, the Fund’s portfolio will hold futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in Underlying ETFs. The use of futures contracts will allow the Fund to take the larger notional economic exposure needed to achieve the higher target volatility. The Fund can also invest in swap agreements for similar purposes. The Fund is expected to outperform the hedge fund industry’s Fixed Income sector during periods when returns of that sector exceed cash returns and underperform in periods when the returns from that sector underperform cash.

Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements.

The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities, including Underlying ETFs that invest primarily in fixed income securities, and futures contracts based on fixed income investments.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The discussion below applies to investments made directly by the Fund and to investments made by the Underlying ETFs in which the Fund invests. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Principal Risks of Investing in each Fund.”

Please note that while each Index’s underlying holdings may include very complex investment instruments, the Fund’s portfolio will primarily consist of both long and short positions in Underlying ETFs and futures contracts. As a result, the Fund is not directly subject to the risks of the complex investment instruments held by various hedge funds. The following risks could affect the value of your investment in the Fund:

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of a machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Machine Learning, Model and Data Risk. The Fund relies heavily on proprietary “machine learning” selection processes. In addition, the composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). As of the date of this Prospectus, the Sub-Adviser’s machine learning models have not formed the basis of actual investments by the Sub-Adviser. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. Similarly, when Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the Models and Data been correct and complete.

Data Lag Risk. The Sub-Adviser’s approach has limitations because the Models are derived using past returns Data, and therefore the investment strategy is structurally time lagged. The delays between when particular hedge funds’ returns occur and when they are reported creates additional lag. The Sub-Adviser expects that these structural lags will create divergence between the Fund’s returns and the corresponding hedge fund sector’s returns.

Fixed Income Securities Risk. The Fund may invest in Underlying ETFs that invest in fixed income securities. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed income securities. Falling interest rates will cause an Underlying ETF to reinvest the proceeds of fixed income securities that have been repaid by the issuer at lower interest rates and may also reduce such Underlying ETF’s distributable income because interest payments on floating rate fixed income instruments held by the Underlying ETF will decline. The Fund could lose money on indirect investments in fixed income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

Volatility Risk. The Fund seeks to achieve a higher level of volatility than its target hedge fund industry sector, which may result in substantial price fluctuations over short periods. As a result, the value of the Fund’s investments may rise or fall significantly, and investors should be prepared for increased levels of volatility compared to traditional equity funds. While the Fund aims to manage this volatility, there is no guarantee that it will achieve its desired volatility level, and market conditions may cause even greater fluctuations in the Fund’s performance. The use of derivatives such as futures contracts and swaps introduces additional risks, which may amplify the effects of volatility and lead to significant losses.

Derivatives Risk. The Fund’s or an Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund or an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative instruments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivative investments could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

ETF Risk. The Fund (and each Underlying ETF) is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effect on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Futures Contracts Risk. The Fund or Underlying ETFs may invest in futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund or an Underlying ETF, as applicable, to make daily cash payments to maintain its required margin, particularly at times when the Fund or Underlying ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equity securities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Underlying ETFs’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

High Portfolio Turnover Risk. The Indices have historically had high portfolio turnover rates. As a result, the Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

High Yield Securities Risk. The Fund may invest in Underlying ETFs that hold fixed-income securities rated below investment grade. Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

Short Selling Risk. The Fund may make short sales of securities of Underlying ETFs, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Swap Agreement Risk. The Fund or an Underlying ETF may invest in swap agreements. Swap agreements could result in losses if the underlying asset or reference does not perform as anticipated. Swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund (or the Underlying Fund) may lose money.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.unlimitedetfs.com.

Management

Investment Adviser

Tidal Investments LLC serves as investment adviser to the Fund.

Investment Sub-Adviser

Unlimited Funds Inc. serves as investment sub-adviser to the Fund.

Portfolio Managers

Bob Elliott, Chief Investment Officer for the Sub-Adviser, and Bruce McNevin, Chief Data Scientist for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.unlimitedetfs.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, Sub-Adviser, or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

UNLIMITED HFEM EMERGING MARKETS ETF - FUND SUMMARY

Investment Objective

Unlimited HFEM Emerging Markets ETF (the “Fund”) seeks capital appreciation. The Fund has not yet commenced operations.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(2)(3)	0.04%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio with similar return characteristics to the gross of fees returns of the hedge fund industry’s Emerging Markets sector (see the section in the Fund’s Prospectus titled “Additional Information about the Funds”) while also targeting a volatility level approximately twice that of the sector. By incorporating higher volatility, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s net of fees returns may outperform those of the Emerging Markets sector. Additionally, the Fund may benefit from its comparatively lower operating expenses versus the relatively high fees and expenses charged by hedge funds.

●	Emerging Markets – Hedge funds managed within this sector seek to implement strategies that invest in securities from countries with economies that are considered to be emerging.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry’s Emerging Markets sector from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (including return and correlation with other asset classes) as the Emerging Markets sector of the hedge fund industry by taking long and short positions in broad-based ETFs (“Underlying ETFs”) and futures contracts. In addition, if at any time the Sub-Adviser is unable to construct an investment portfolio for the Fund which the Sub-Adviser believes will achieve the desired return and volatility characteristics by using currently available Underlying ETFs, the Fund may invest in long or short positions of equity securities and swap agreements, in addition to Underlying ETFs and futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser determines the recent daily and monthly gross of fees returns and volatility metrics of the hedge fund industry’s Emerging Markets sector by reviewing publicly reported returns and fee information for the sector. The Sub-Adviser determines an investment portfolio of long and short positions in Underlying ETFs and futures contracts which best match the Emerging Markets sector’s most recent gross of fees returns, while approximately doubling its volatility, by using a proprietary algorithm. As noted above, if the Sub-Adviser is unable to construct the Fund’s portfolio with the desired return and volatility characteristics by investing only in available Underlying ETFs and futures contracts, the Fund may also invest in long and short positions of equity securities and swap agreements that align with the desired returns and volatility characteristics.

The selection of potential Fund investments used as algorithm inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., sectors, company factors, country indexes). The proprietary technology analyzes the historical pattern of the returns and volatility patterns of the Emerging Markets sector compared with those factors over several time frames to determine the portfolio that best matches the recent Emerging Markets sector’s gross of fees returns while maintaining approximately twice the volatility.

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as the Emerging Markets sector’s gross of fees returns, but with higher volatility by taking directionally similar positions as the Emerging Markets sector with larger notional exposure. The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or a significant portion of the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in 10-30 Underlying ETFs and futures contracts. The Fund may also invest in individual equity securities and swap agreements. Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in Underlying ETFs and exchange-listed futures contracts. The Fund’s initial universe of Underlying ETF investments includes a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Foreign ETFs that invest in the emerging markets, as well as country specific ETFs.
●	Sector ETFs that invest primarily in one of several economic sectors, such as information technology and consumer discretionary.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs. If the Fund invests in baskets of individual equity securities instead of Underlying ETFs, the overall baskets will have characteristics similar to those reflected in the initial universe of Underlying ETFs described above. To seek to achieve the Fund’s target volatility level, the Fund will use futures contracts and, to a lesser extent, swaps.

To achieve an appropriate risk/return profile for the Fund’s portfolio, which includes targeting approximately twice the volatility of the Emerging Markets sector, the Fund will also “short” the securities of Underlying ETFs. Please see the section in the Fund’s Prospectus titled “Additional Information about the Funds” for a description of short sales.

In addition, the Fund’s portfolio will hold futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in Underlying ETFs. The use of futures contracts will allow the Fund to take the larger notional economic exposure needed to achieve the higher target volatility. The Fund can also invest in swap agreements for similar purposes. Please see the section in the Fund’s Prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements.

If the Fund invests in long or short positions of individual equity securities, the Sub-Adviser will select particular securities that will allow the Fund, in the aggregate, to have an investment portfolio with similar return characteristics as the hedge fund industry’s Emerging Markets sector, but with higher volatility.

The Fund is expected to outperform the hedge fund industry’s Emerging Markets sector during periods when returns of that sector exceed cash returns and underperform in periods when the returns from that sector underperform cash.

The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in emerging market securities, including securities issued by companies located in emerging markets, Underlying ETFs that invest primarily in emerging market securities, and futures contracts on emerging market indices.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The discussion below applies to investments made directly by the Fund and to investments made by the Underlying ETFs in which the Fund invests. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Principal Risks of Investing in each Fund.”

Please note that while each Index’s underlying holdings may include very complex investment instruments, the Fund’s portfolio will primarily consist of both long and short positions in Underlying ETFs and futures contracts. As a result, the Fund is not directly subject to the risks of the complex investment instruments held by various hedge funds. The following risks could affect the value of your investment in the Fund:

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of a machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Machine Learning, Model and Data Risk. The Fund relies heavily on proprietary “machine learning” selection processes. In addition, the composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). As of the date of this Prospectus, the Sub-Adviser’s machine learning models have not formed the basis of actual investments by the Sub-Adviser. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. Similarly, when Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the Models and Data been correct and complete.

Data Lag Risk. The Sub-Adviser’s approach has limitations because the Models are derived using past returns Data, and therefore the investment strategy is structurally time lagged. The delays between when particular hedge funds’ returns occur and when they are reported creates additional lag. The Sub-Adviser expects that these structural lags will create divergence between the Fund’s returns and the corresponding hedge fund sector’s returns.

Equity Market Risk. The equity securities held by the Fund or by the Underlying ETFs in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund or an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio or an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

Emerging Markets Risk. The Fund may invest in Underlying ETFs that invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Foreign Securities Risk. Foreign securities held by Underlying ETFs in which the Fund invests involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Volatility Risk. The Fund seeks to achieve a higher level of volatility than its target hedge fund industry sector, which may result in substantial price fluctuations over short periods. As a result, the value of the Fund’s investments may rise or fall significantly, and investors should be prepared for increased levels of volatility compared to traditional equity funds. While the Fund aims to manage this volatility, there is no guarantee that it will achieve its desired volatility level, and market conditions may cause even greater fluctuations in the Fund’s performance. The use of derivatives such as futures contracts and swaps introduces additional risks, which may amplify the effects of volatility and lead to significant losses.

Derivatives Risk. The Fund’s or an Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund or an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative instruments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivative investments could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

ETF Risk. The Fund (and each Underlying ETF) is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund (known as “Authorized Participants” or “Aps”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effect on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Futures Contracts Risk. The Fund or Underlying ETFs may invest in futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund or an Underlying ETF, as applicable, to make daily cash payments to maintain its required margin, particularly at times when the Fund or Underlying ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equity securities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Underlying ETFs’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

High Portfolio Turnover Risk. The Indices have historically had high portfolio turnover rates. As a result, the Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which the Fund invests hold securities of large-, mid- and small-capitalization companies.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

Sector Risk. To the extent an Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Short Selling Risk. The Fund may make short sales of securities of Underlying ETFs, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Swap Agreement Risk. The Fund or an Underlying ETF may invest in swap agreements. Swap agreements could result in losses if the underlying asset or reference does not perform as anticipated. Swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund (or the Underlying Fund) may lose money.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.unlimitedetfs.com.

Management

Investment Adviser

Tidal Investments LLC serves as investment adviser to the Fund.

Investment Sub-Adviser

Unlimited Funds Inc. serves as investment sub-adviser to the Fund.

Portfolio Managers

Bob Elliott, Chief Investment Officer for the Sub-Adviser, and Bruce McNevin, Chief Data Scientist for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Aps (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.unlimitedetfs.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, Sub-Adviser, or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

UNLIMITED HFMF MANAGED FUTURES ETF – FUND SUMMARY

Investment Objective

Unlimited HFMF Managed Futures ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(2)	0.02%
Total Annual Fund Operating Expenses	0.97%

(1)	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$99	$309

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal period from July 14, 2025 (commencement of operations) through August 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio with similar return characteristics to the gross of fees returns of the hedge fund industry’s Managed Futures sector (see the section of the Fund’s Prospectus titled “Additional Information about the Funds”) while also targeting a volatility level approximately twice that of the sector. By incorporating higher volatility, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s net of fees returns may outperform those of the Managed Future sector. Additionally, the Fund may benefit from its comparatively lower operating expenses versus the relatively high fees and expenses charged by hedge funds.

●	Managed Futures – Hedge funds managed within this sector seek to implement strategies that invest in futures contracts. A futures contract is an agreement traded on an exchange to buy or sell assets, like commodities or equity securities, at a fixed price but to be paid for later.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry’s Managed Futures sector from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (return and correlation with other asset classes) as the Managed Futures sector by taking long and short positions in futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser determines the recent daily and monthly gross of fees returns and volatility metrics of the hedge fund industry’s Managed Futures sector by reviewing publicly reported returns and fee information for the sector. The Sub-Adviser determines an investment portfolio of long and short positions in futures contracts which best match the Managed Futures sector’s most recent gross of fees returns, while approximately doubling its volatility, by using a proprietary algorithm.

The selection of potential Fund investments used as algorithm inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., bonds, credit, commodities, currencies, stock sectors, company factors, country indexes). The proprietary technology analyzes the historical pattern of the returns and volatility patterns of the Managed Futures sector compared with those factors over several time frames to determine the portfolio that best matches the recent Managed Futures sector’s gross of fees returns while maintaining approximately twice the volatility.

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as the Managed Futures sector’s gross of fees returns, but with higher volatility by taking directionally similar positions as the Managed Futures sector with larger notional exposure. The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in futures contracts. The Fund may also invest in swap agreements. The Fund may also take long and short positions in broad-based ETFs (“Underlying ETFs”). Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in exchange-listed futures contracts. To seek to achieve the Fund’s target volatility level, which is approximately twice the volatility of the Managed Futures sector, the Fund will use futures contracts and, to a lesser extent, swaps.

The Fund’s portfolio will primarily hold futures contracts to express the target long and short exposures. The use of futures contracts will allow the Fund to take the larger notional economic exposure needed to achieve the higher target volatility. The Fund can also invest in swap agreements for similar purposes. The Fund is expected to outperform the hedge fund industry’s Managed Futures sector during periods when returns of that sector exceed cash returns and underperform in periods when the returns from that sector underperform cash. Please see the section in the Fund’s Prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements. The futures contracts held by the Fund may include futures contracts on the following asset classes: commodities such as oil and gold, currencies, exchange rates, fixed income securities and equity securities.

In addition, the Fund may take long and short positions in Underlying ETFs to achieve the target exposures. In that case, the Fund’s initial universe of Underlying ETF investments will include a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Commodity ETFs that invest in commodities like oil and gold.
●	Currency ETFs that invest in exchange rates such as the U.S. dollar index and euro.

●	Fixed Income ETFs that invest in fixed income categories, such as treasuries, corporate bonds, municipal bonds, and high-yield bonds.
●	Sector ETFs that invest primarily in one of several economic sectors, such as information technology and consumer discretionary.
●	Factor ETFs that invest primarily based on one of several investment factor categories, such as value and momentum.
●	Domestic, Global, and Foreign ETFs that invest in the U.S., developed markets, and/or emerging markets, as well as country specific ETFs.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs.

To achieve an appropriate risk/return profile for the Fund’s portfolio the Fund may also “short” the securities of Underlying ETFs. Please see the section in the Fund’s Prospectus titled “Additional Information about the Funds”, for a description of short sales.

The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of futures contracts and Underlying ETFs that the Sub-Adviser believes have similar return characteristics as the hedge fund industry’s Managed Futures sector.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Cayman Subsidiary

The Fund intends to gain exposure to futures contracts and swap agreements either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole investor in the Subsidiary. The Adviser selects the Subsidiary’s investments.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The discussion below applies to investments made directly by the Fund and to investments made by the Underlying ETFs in which the Fund invests. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Principal Risks of Investing in each Fund.”

Please note that while each Index’s underlying holdings may include very complex investment instruments, the Fund’s portfolio will primarily consist of both long and short positions in Underlying ETFs and futures contracts. As a result, the Fund is not directly subject to the risks of the complex investment instruments held by various hedge funds. The following risks could affect the value of your investment in the Fund:

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of a machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Machine Learning, Model and Data Risk. The Fund relies heavily on proprietary “machine learning” selection processes. In addition, the composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). As of the date of this Prospectus, the Sub-Adviser’s machine learning models have not formed the basis of actual investments by the Sub-Adviser. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. Similarly, when Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the Models and Data been correct and complete.

Data Lag Risk. The Sub-Adviser’s approach has limitations because the Models are derived using past returns Data, and therefore the investment strategy is structurally time lagged. The delays between when particular hedge funds’ returns occur and when they are reported creates additional lag. The Sub-Adviser expects that these structural lags will create divergence between the Fund’s returns and the corresponding hedge fund sector’s returns.

Volatility Risk. The Fund seeks to achieve a higher level of volatility than its target hedge fund industry sector, which may result in substantial price fluctuations over short periods. As a result, the value of the Fund’s investments may rise or fall significantly, and investors should be prepared for increased levels of volatility compared to traditional equity funds. While the Fund aims to manage this volatility, there is no guarantee that it will achieve its desired volatility level, and market conditions may cause even greater fluctuations in the Fund’s performance. The use of derivatives such as futures contracts and swaps introduces additional risks, which may amplify the effects of volatility and lead to significant losses.

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Futures contracts and swap agreements held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Commodity Risk. Underlying ETFs that invest in the commodities markets may subject to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Currency ETF Risk. Currency ETFs in which the Fund invests will determine their NAV in U.S. dollars. A Currency ETF’s NAV could decline if the currency of one or more of the non-U.S. markets in which the Currency ETF invests depreciates against the U.S. dollar and the depreciation of one currency is not offset by appreciation in another currency and/or the Currency ETF’s attempt to hedge currency exposure to the depreciating currency or currencies is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency. In addition, fluctuations in the exchange rates of currencies could affect the economy or particular business operations of companies in a geographic region, including securities in which the Currency ETF invests, causing an adverse impact on the Currency ETF’s investments in the affected region and the United States. As a result, investors (such as the Fund) have the potential for losses regardless of the length of time they intend to hold Currency ETF Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Currency ETF’s NAV may change quickly and without warning.

Derivatives Risk. The Fund’s or an Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund or an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative instruments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivative investments could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Emerging Markets Risk. The Fund may invest in Underlying ETFs that invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Equity Market Risk. The equity securities held by the Fund or by the Underlying ETFs in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund or an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio or an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

ETF Risk. The Fund (and each Underlying ETF) is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund (known as “Authorized Participants” or “Aps”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as the New York Stock Exchange LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effect on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Factor Risk. The market may reward certain factors (such as value, momentum) for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Fixed Income Securities Risk. The Fund may invest in Underlying ETFs that invest in fixed income securities. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed income securities. Falling interest rates will cause an Underlying ETF to reinvest the proceeds of fixed income securities that have been repaid by the issuer at lower interest rates and may also reduce such Underlying ETF’s distributable income because interest payments on floating rate fixed income instruments held by the Underlying ETF will decline. The Fund could lose money on indirect investments in fixed income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

Foreign Securities Risk. Foreign securities held by Underlying ETFs in which the Fund invests involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Futures Contracts Risk. The Fund or Underlying ETFs may invest in futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund or an Underlying ETF, as applicable, to make daily cash payments to maintain its required margin, particularly at times when the Fund or Underlying ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equity securities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Underlying ETFs’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

High Portfolio Turnover Risk. The Indices have historically had high portfolio turnover rates. As a result, the Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

High Yield Securities Risk. The Fund may invest in Underlying ETFs that hold fixed-income securities rated below investment grade. Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments.

Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which the Fund invests hold securities of large-, mid- and small-capitalization companies.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Newer Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

Sector Risk. To the extent an Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Short Selling Risk. The Fund may make short sales of securities of Underlying ETFs, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Swap Agreement Risk. The Fund or an Underlying ETF may invest in swap agreements. Swap agreements could result in losses if the underlying asset or reference does not perform as anticipated. Swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund (or the Underlying Fund) may lose money.

Tax Risk. The federal income tax treatment of the Fund’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.unlimitedetfs.com.

Management

Investment Adviser

Tidal Investments LLC serves as investment adviser to the Fund.

Investment Sub-Adviser

Unlimited Funds Inc. serves as investment sub-adviser to the Fund.

Portfolio Managers

Bob Elliott, Chief Investment Officer for the Sub-Adviser, and Bruce McNevin, Chief Data Scientist for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Aps (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.unlimitedetfs.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, Sub-Adviser, or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

UNLIMITED ULTRA HFND MULTI-STRATEGY ETF – FUND SUMMARY

Investment Objective

Unlimited Ultra HFND Multi-Strategy ETF (the “Fund”) seeks capital appreciation. The Fund has not yet commenced operations.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(2)(3)	0.08%
Total Annual Fund Operating Expenses	1.03%

(1)	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$105	$328

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio with similar return characteristics as the gross of fees returns of the hedge fund industry while also targeting a volatility level approximately twice that of the industry. By incorporating higher volatility, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s net of fees returns may outperform those of the hedge fund industry. Additionally, the Fund may benefit from its comparatively lower operating expenses versus the relatively high fees and expenses charged by hedge funds.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (including return and correlation with other asset classes) as the hedge fund industry, while also targeting higher volatility. This is primarily achieved by taking long and short positions in broad-based ETFs (“Underlying ETFs”) and futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser determines the recent daily and monthly gross of fees returns and volatility metrics of the hedge fund industry as a whole and of several individual hedge fund sectors that comprise the hedge fund industry (such as equity long/short, global macro, event driven, fixed income, emerging markets, managed futures, and multi-strategy). The Sub-Adviser does this by reviewing publicly reported returns, fee information, and volatility metrics for the hedge fund industry. The Sub-Adviser then uses a proprietary algorithm to determine an investment portfolio of long and short positions in Underlying ETFs and futures contracts which best match each sector’s most recent gross of fees returns while maintaining approximately twice the volatility.

The selection of potential Fund investments used as algorithm inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., bonds, credit, commodities, currencies, stock sectors, company factors, country indexes). The proprietary technology analyzes the historical pattern of the returns and volatility patterns of each sector compared with these factors over several time frames to determine the portfolio that best matches each sector’s recent gross of fees returns, but with higher volatility.

The Sub-Adviser then aggregates each of the sector’s portfolio positions, which results in a total hedge fund industry model. In this aggregation process, the Sub-Adviser nets any offsetting long and short Underlying ETF and futures positions across the sector portfolios. The sector portfolios are weighted based upon the relative asset levels in each hedge fund style (based on publicly reported data).

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as a levered exposure to the hedge fund industry gross of fees returns, but with higher volatility.

The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in 30-50 Underlying ETFs and futures contracts. The Fund may also borrow and invest in swap agreements. Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in Underlying ETFs and exchange-listed futures contracts. The Fund’s initial universe of Underlying ETF investments includes a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Commodity ETFs that invest in commodities like oil and gold.
●	Currency ETFs that invest in exchange rates such as the US dollar index and euro.
●	Factor ETFs that invest primarily based on one of several investment factor categories, such as value and momentum.
●	Fixed Income ETFs that invest in fixed income categories, such as treasuries, corporate bonds, municipal bonds, and high-yield bonds.
●	Domestic, Global, and Foreign ETFs that invest in the U.S., developed markets, and/or emerging markets, as well as country specific ETFs.
●	Sector ETFs that invest primarily in one of several economic sectors, such as information technology and consumer discretionary.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs. If the Fund invests in baskets of individual equity securities instead of Underlying ETFs, the overall baskets will have characteristics similar to those reflected in the initial universe of Underlying ETFs described above. To seek to achieve the Fund’s target volatility level, the Fund will use futures contracts and, to a lesser extent, swaps.

To achieve an appropriate risk/return profile for the Fund’s portfolio, which includes targeting approximately twice the volatility of the hedge fund industry, the Fund will also “short” the securities of Underlying ETFs. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of short sales.

In addition, the Fund’s portfolio will hold futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in Underlying ETFs. The Fund can also invest in swap agreements for similar purposes. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements.

If the Fund invests in long or short positions of individual equity securities, the Sub-Adviser will select particular securities that will allow the Fund, in the aggregate, to have an investment portfolio with similar return characteristics as the hedge fund industry’s gross of fees returns, but with higher volatility.

The Fund is expected to outperform the hedge fund industry during periods when returns of that industry exceed cash returns and underperform in periods when the returns from the industry underperform cash. The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Cayman Subsidiary

The Fund intends to gain exposure to futures contracts and swap agreements either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole investor in the Subsidiary. The Adviser selects the Subsidiary’s investments.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The discussion below applies to investments made directly by the Fund and to investments made by the Underlying ETFs in which the Fund invests. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Principal Risks of Investing in each Fund.”

Please note that while each Index’s underlying holdings may include very complex investment instruments, the Fund’s portfolio will primarily consist of both long and short positions in Underlying ETFs and futures contracts. As a result, the Fund is not directly subject to the risks of the complex investment instruments held by various hedge funds. The following risks could affect the value of your investment in the Fund:

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of a machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Leveraging Risk. Leverage achieved through borrowing will be subject to interest and other costs, and these costs could exceed the income earned by the Fund on the proceeds of such leverage. There can be no assurance that the Fund’s income from the proceeds of leverage will exceed these costs. The use of leverage may magnify the effect of any decrease or increase in the value of the Fund’s portfolio securities. Derivative instruments held by the Fund involve inherent leverage, whereby small cash deposits allow the Fund to hold contracts with greater face value, which may magnify the Fund’s gains or losses. Adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative. In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy redemption obligations.

Machine Learning, Model and Data Risk. The Fund relies heavily on proprietary “machine learning” selection processes. In addition, the composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). As of the date of this Prospectus, the Sub-Adviser’s machine learning models have not formed the basis of actual investments by the Sub-Adviser. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. Similarly, when Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the Models and Data been correct and complete.

Data Lag Risk. The Sub-Adviser’s approach has limitations because the Models are derived using past returns Data, and therefore the investment strategy is structurally time lagged. The delays between when particular hedge funds’ returns occur and when they are reported creates additional lag. The Sub-Adviser expects that these structural lags will create divergence between the returns for the Fund’s investments in each hedge fund sector and the corresponding hedge fund sector’s returns. In turn, the Fund’s performance may diverge from that of the total hedge fund industry portfolio.

Volatility Risk. The Fund seeks to achieve a higher level of volatility than its target hedge fund industry sector, which may result in substantial price fluctuations over short periods. As a result, the value of the Fund’s investments may rise or fall significantly, and investors should be prepared for increased levels of volatility compared to traditional equity funds. While the Fund aims to manage this volatility, there is no guarantee that it will achieve its desired volatility level, and market conditions may cause even greater fluctuations in the Fund’s performance. The use of derivatives such as futures contracts and swaps introduces additional risks, which may amplify the effects of volatility and lead to significant losses.

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Futures contracts and swap agreements held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Commodity Risk. Underlying ETFs that invest in the commodities markets may subject to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Currency ETF Risk. Currency ETFs in which the Fund invests will determine their NAV in U.S. dollars. A Currency ETF’s NAV could decline if the currency of one or more of the non-U.S. markets in which the Currency ETF invests depreciates against the U.S. dollar and the depreciation of one currency is not offset by appreciation in another currency and/or the Currency ETF’s attempt to hedge currency exposure to the depreciating currency or currencies is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency. In addition, fluctuations in the exchange rates of currencies could affect the economy or particular business operations of companies in a geographic region, including securities in which the Currency ETF invests, causing an adverse impact on the Currency ETF’s investments in the affected region and the United States. As a result, investors (such as the Fund) have the potential for losses regardless of the length of time they intend to hold Currency ETF Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Currency ETF’s NAV may change quickly and without warning.

Derivatives Risk. The Fund’s or an Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund or an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative instruments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivative investments could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Emerging Markets Risk. The Fund may invest in Underlying ETFs that invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Equity Market Risk. The equity securities held by the Fund or by the Underlying ETFs in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund or an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio or an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

ETF Risk. The Fund (and each Underlying ETF) is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
●	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effect on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Factor Risk. The market may reward certain factors (such as value, momentum) for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Fixed Income Securities Risk. The Fund may invest in Underlying ETFs that invest in fixed income securities. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed income securities. Falling interest rates will cause an Underlying ETF to reinvest the proceeds of fixed income securities that have been repaid by the issuer at lower interest rates and may also reduce such Underlying ETF’s distributable income because interest payments on floating rate fixed income instruments held by the Underlying ETF will decline. The Fund could lose money on indirect investments in fixed income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

Foreign Securities Risk. Foreign securities held by Underlying ETFs in which the Fund invests involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Futures Contracts Risk. The Fund or Underlying ETFs may invest in futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund or an Underlying ETF, as applicable, to make daily cash payments to maintain its required margin, particularly at times when the Fund or Underlying ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equity securities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Underlying ETFs’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

High Portfolio Turnover Risk. The Indices have historically had high portfolio turnover rates. As a result, the Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

High Yield Securities Risk. The Fund may invest in Underlying ETFs that hold fixed-income securities rated below investment grade. Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments.

Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which the Fund invests hold securities of large-, mid- and small-capitalization companies.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

Sector Risk. To the extent an Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Short Selling Risk. The Fund may make short sales of securities of Underlying ETFs, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Swap Agreement Risk. The Fund or an Underlying ETF may invest in swap agreements. Swap agreements could result in losses if the underlying asset or reference does not perform as anticipated. Swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund (or the Underlying Fund) may lose money.

Tax Risk. The federal income tax treatment of the Fund’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.unlimitedetfs.com.

Management

Investment Adviser

Tidal Investments LLC serves as investment adviser to the Fund.

Investment Sub-Adviser

Unlimited Funds Inc. serves as investment sub-adviser to the Fund.

Portfolio Managers

Bob Elliott, Chief Investment Officer for the Sub-Adviser, and Bruce McNevin, Chief Data Scientist for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.unlimitedetfs.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, Sub-Adviser, or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

UNLIMITED LOW-BETA HFND MULTI-STRATEGY ETF - FUND SUMMARY

Investment Objective

Unlimited Low-Beta HFND Multi-Strategy ETF (the “Fund”) seeks capital appreciation. The Fund has not yet commenced operations.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(2)(3)	0.08%
Total Annual Fund Operating Expenses	1.03%

(1)	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$105	$328

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio that has similar return characteristics as to the hedge fund industry’s gross of fees returns but with lower beta. By creating an investment portfolio for the Fund with similar return characteristics to the hedge fund industry, but with lower beta and lower fees, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s portfolio can provide broad exposure to the hedge fund industry and outperform its net of fees returns due to the relatively high fees and expenses charged by hedge funds versus the comparatively lower operating expenses of the Fund.

●	“Beta” is defined as the measure of the returns of the Fund in relation to the overall U.S. equity market, taking into account factors such as volatility and correlation. It gauges how responsive a portfolio is to overall market movements, with a particular emphasis on its volatility and its correlation, or a combination of both, to the market. A portfolio with a lower beta may exhibit lower volatility, lower correlation, or both, compared to the market as a whole. As an illustration, a portfolio that possesses a lower beta than the overall U.S. equity market will generally have returns that are less volatile or less correlated, or both, than the returns of the U.S. equity market, benchmarked against a comprehensive market index like the Wilshire 5000 Total Market Index or an equivalent broad-based index chosen at the Sub-Adviser’s discretion.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (return, volatility, and correlation with other asset classes) to the hedge fund industry but with lower beta by taking long and short positions in broad-based ETFs (“Underlying ETFs”) and futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser first determines the most determines the recent daily and monthly gross of fees returns of the hedge fund industry as a whole and of several individual hedge fund sectors that comprise the hedge fund industry (such as equity long/short, global macro, event driven, fixed income, emerging markets, managed futures, and multi-strategy). The Sub-Adviser does this by reviewing publicly reported returns and fee information for the hedge fund industry. The Sub-Adviser determines an investment portfolio of long and short positions in Underlying ETFs and futures contracts which best match each sector’s most recent gross of fees returns by using a proprietary algorithm.

The selection of potential Fund investments used as algorithm inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., bonds, credit, commodities, currencies, stock sectors, company factors, country indexes). The proprietary technology analyzes the historical pattern of the returns of each sector compared with the historical pattern of returns of the factors over several time frames to determine the portfolio that best matches each sector’s recent gross of fees returns.

The Sub-Adviser then aggregates each of the sector’s portfolio positions, which results in a total hedge fund industry model. In this aggregation process, the Sub-Adviser nets any offsetting long and short Underlying ETF and futures positions across the sector portfolios.

The sector portfolios are weighted to reduce the expected beta of the Fund’s portfolio. The Sub-Adviser’s weighting to each sector is done dynamically based on the expected beta of each hedge fund sector’s returns. Expected beta is based on a combination of historical observed betas for each sector and the expected beta based on current positioning calculated using the proprietary technology. The Sub-Adviser may also include additional long or short positions in other asset classes (e.g., individual equity securities) to reduce the expected beta of the Fund’s portfolio.

●	The Sub-Adviser uses dynamic weighting to enhance the Fund’s portfolio’s risk management by modifying investment exposure to various sectors based on their expected betas, which helps balance overall exposure and mitigate market sensitivity. Employing strategies like hedging through short positions and ensuring diversification across sectors, the approach seeks to ensure that the Fund’s portfolio is not overly exposed to high-beta sectors, thereby reducing susceptibility to market volatilities. Furthermore, the Sub-Adviser continually evaluates and rebalances the Fund’s portfolio through dynamic weighting to align it with desired risk and return profiles, especially when market conditions and sector betas shift.

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as the hedge fund industry gross of fees returns but with a lower beta.

The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund performance data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in 10-30 Underlying ETFs and futures contracts. The Fund may also invest in swap agreements. Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.

●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in Underlying ETFs and exchange-listed futures contracts. The Fund’s initial universe of ETF investments includes a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Commodity ETFs that invest in commodities like oil and gold.
●	Currency ETFs that invest in exchange rates such as the US dollar index and euro.
●	Factor ETFs that invest primarily based on one of several investment factor categories, such as value and momentum.
●	Fixed Income ETFs that invest in fixed income categories, such as treasuries, corporate bonds, municipal bonds, and high-yield bonds.
●	Domestic, Global, and Foreign ETFs that invest in the U.S., developed markets, and/or emerging markets, as well as country specific ETFs.
●	Sector ETFs that invest primarily in one of several economic sectors, such as information technology and consumer discretionary.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs.

To achieve an appropriate risk/return profile for the Fund’s portfolio, the Fund will also “short” the securities of Underlying ETFs. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of short sales.

In addition, the Fund’s portfolio will hold futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in Underlying ETFs. The Fund can also invest in swap agreements for similar purposes. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements.

If the Fund invests in long or short positions of individual equity securities, the Sub-Adviser will select particular securities that will allow the Fund, in the aggregate, to have an investment portfolio with similar return characteristics as the hedge fund industry’s gross of fees returns. The Fund is expected to outperform the hedge fund industry during periods when returns of that industry exceed cash returns and underperform in periods when the returns from that industry underperform cash.

The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Cayman Subsidiary

The Fund intends to gain exposure to futures contracts and swap agreements either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole investor in the Subsidiary. The Adviser selects the Subsidiary’s investments.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The discussion below applies to investments made directly by the Fund and to investments made by the Underlying ETFs in which the Fund invests. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Principal Risks of Investing in each Fund.”

Please note that while each Index’s underlying holdings may include very complex investment instruments, the Fund’s portfolio will primarily consist of both long and short positions in Underlying ETFs and futures contracts. As a result, the Fund is not directly subject to the risks of the complex investment instruments held by various hedge funds. The following risks could affect the value of your investment in the Fund:

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of a machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Machine Learning, Model and Data Risk. The Fund relies heavily on proprietary “machine learning” selection processes. In addition, the composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). As of the date of this Prospectus, the Sub-Adviser’s machine learning models have not formed the basis of actual investments by the Sub-Adviser. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. Similarly, when Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the Models and Data been correct and complete.

Data Lag Risk. The Sub-Adviser’s approach has limitations because the Models are derived using past returns Data, and therefore the investment strategy is structurally time lagged. The delays between when particular hedge funds’ returns occur and when they are reported creates additional lag. The Sub-Adviser expects that these structural lags will create divergence between the returns for the Fund’s investments in each hedge fund sector and the corresponding hedge fund sector’s returns. In turn, the Fund’s performance may diverge from that of the total hedge fund industry portfolio.

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Futures contracts and swap agreements held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Commodity Risk. Underlying ETFs that invest in the commodities markets may subject to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Currency ETF Risk. Currency ETFs in which the Fund invests will determine their NAV in U.S. dollars. A Currency ETF’s NAV could decline if the currency of one or more of the non-U.S. markets in which the Currency ETF invests depreciates against the U.S. dollar and the depreciation of one currency is not offset by appreciation in another currency and/or the Currency ETF’s attempt to hedge currency exposure to the depreciating currency or currencies is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency. In addition, fluctuations in the exchange rates of currencies could affect the economy or particular business operations of companies in a geographic region, including securities in which the Currency ETF invests, causing an adverse impact on the Currency ETF’s investments in the affected region and the United States. As a result, investors (such as the Fund) have the potential for losses regardless of the length of time they intend to hold Currency ETF Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Currency ETF’s NAV may change quickly and without warning.

Derivatives Risk. The Fund’s or an Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund or an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative instruments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivative investments could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Emerging Markets Risk. The Fund may invest in Underlying ETFs that invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Equity Market Risk. The equity securities held by the Fund or by the Underlying ETFs in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund or an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio or an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

ETF Risk. The Fund (and each Underlying ETF) is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
●	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effect on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Factor Risk. The market may reward certain factors (such as value, momentum) for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Fixed Income Securities Risk. The Fund may invest in Underlying ETFs that invest in fixed income securities. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed income securities. Falling interest rates will cause an Underlying ETF to reinvest the proceeds of fixed income securities that have been repaid by the issuer at lower interest rates and may also reduce such Underlying ETF’s distributable income because interest payments on floating rate fixed income instruments held by the Underlying ETF will decline. The Fund could lose money on indirect investments in fixed income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

Foreign Securities Risk. Foreign securities held by Underlying ETFs in which the Fund invests involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Futures Contracts Risk. The Fund or Underlying ETFs may invest in futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund or an Underlying ETF, as applicable, to make daily cash payments to maintain its required margin, particularly at times when the Fund or Underlying ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equity securities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Underlying ETFs’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

High Portfolio Turnover Risk. The Indices have historically had high portfolio turnover rates. As a result, the Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

High Yield Securities Risk. The Fund may invest in Underlying ETFs that hold fixed-income securities rated below investment grade. Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments.

Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which the Fund invests hold securities of large-, mid- and small-capitalization companies.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

Sector Risk. To the extent an Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Short Selling Risk. The Fund may make short sales of securities of Underlying ETFs, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Swap Agreement Risk. The Fund or an Underlying ETF may invest in swap agreements. Swap agreements could result in losses if the underlying asset or reference does not perform as anticipated. Swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund (or the Underlying Fund) may lose money.

Tax Risk. The federal income tax treatment of the Fund’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.unlimitedetfs.com.

Management

Investment Adviser

Tidal Investments LLC serves as investment adviser to the Fund.

Investment Sub-Adviser

Unlimited Funds Inc. serves as investment sub-adviser to the Fund.

Portfolio Managers

Bob Elliott, Chief Investment Officer for the Sub-Adviser, and Bruce McNevin, Chief Data Scientist for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2025.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.unlimitedetfs.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, Sub-Adviser, or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Unlimited HFND Multi-Strategy Return Tracker ETF - FUND SUMMARY

Investment Objective

The Unlimited HFND Multi-Strategy Return Tracker ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This  table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Dividends and Interest Expense on Short Positions(2)	0.00%
Acquired Fund Fees and Expenses(2)	0.12%
Total Annual Fund Operating Expenses (2)	1.07%

(1)	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE. Total Annual Fund Operating Expenses also do not correlate to the expense ratio in the Fund’s Financial Highlights because Dividends and Interest Expense on Short Positions has been restated to reflect a change in the types of instruments traded by the Fund in seeking to achieve its principal investment strategies, and are estimated to reflect fees for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. For the fiscal year ended August 31, 2025, the Fund’s portfolio turnover rate was 295% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio that has similar return characteristics as the hedge fund industry gross of fees returns. By creating an investment portfolio for the Fund with similar return characteristics as the hedge fund industry’s gross of fees returns, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s net of fees returns may outperform the hedge fund industry’s net of fees returns due to the relatively high fees and expenses charged by hedge funds versus the comparatively lower operating expenses of the Fund.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (return, volatility, and correlation with other asset classes) as the hedge fund industry gross of fees returns primarily by investing in broad-based exchange-traded funds (“Underlying ETFs”) and futures contracts.

The Investment Process

The Sub-Adviser first determines the most recent month’s gross of fees returns of the hedge fund industry as a whole and of several individual hedge fund sectors that comprise the hedge fund industry (such as long/short equity, global macro, event-driven, fixed income arbitrage, emerging markets, managed futures, and multi-strategy) by reviewing publicly reported returns and fee information for the sector.

Next, for each of the hedge fund sectors, the Sub-Adviser determines an investment portfolio of roughly 10-20 Underlying ETFs and futures contracts which best match the hedge fund sector’s most recent publicly reported month’s gross of fees returns by using a proprietary machine learning algorithm (each, a “Sector Portfolio”). The selection of Underlying ETFs and futures contracts used as algorithm inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of what assets best capture the positioning (e.g., stock sectors, stocks vs. bonds) and factors (e.g., liquidity conditions, borrowing costs) driving the returns of each hedge fund sector. The proprietary machine learning algorithm analyzes the historical pattern of returns over several time frames to determine the Sector Portfolio that best matches the most recently publicly reported month’s hedge fund sector gross of fees returns, as well portfolio returns over various prior periods (as determined appropriate by the Sub-Adviser).

The Sub-Adviser then aggregates each of the Sector Portfolio’s positions, which results in a total hedge fund industry model – and, in turn, determines the Fund’s investment portfolio. The Sector Portfolios are weighted based upon the relative asset levels in each hedge fund sector (based on publicly reported data). The Fund’s investment portfolio will generally consist of 30 to 50 Underlying ETFs and futures contracts. Over time, through the use of this proprietary machine learning process, the Sub-Adviser expects the Fund to have similar return characteristics as the hedge fund industry gross of fees returns.

The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund performance data for different indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of positions in 30 to 50 Underlying ETFs and futures contracts. In addition, the Fund may invest in swap agreements. Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in Underlying ETFs and exchange-listed futures contracts. The Fund’s initial universe of ETF investments includes a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Commodity ETFs that invest in commodities like oil and gold.
●	Factor ETFs that invest primarily based on one of several investment factor categories, such as value and momentum.
●	Fixed Income ETFs that invest in fixed income categories, such as treasuries, corporate bonds, municipal bonds, and high-yield bonds.
●	Domestic, Global, and Foreign ETFs that invest in the U.S., developed markets, and/or emerging markets, as well as country-specific ETFs.
●	Sector ETFs that invest primarily in one of several economic sectors, such as information technology and consumer discretionary.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs.

In addition, the Fund’s portfolio will hold futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in Underlying ETFs. The Fund can also invest in swap agreements for similar purposes. Please see the section of the Fund’s prospectus titled “Additional Information about the Fund” for a description of futures contracts and swap agreements.

The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

The Fund is deemed to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Cayman Subsidiary

The Fund intends to gain exposure to futures contracts and swap agreements either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole investor in the Subsidiary. The Adviser selects the Subsidiary’s investments.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The discussion below applies to investments made directly by the Fund and to investments made by the Underlying ETFs in which the Fund invests. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Principal Risks of Investing in each Fund.”

Please note that while each Index’s underlying holdings may include very complex investment instruments, the Fund’s portfolio will primarily consist of both long and short positions in Underlying ETFs and futures contracts. As a result, the Fund is not directly subject to the risks of the complex investment instruments held by various hedge funds. The following risks could affect the value of your investment in the Fund:

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.

Management Risk. The Fund and the Subsidiary are actively-managed and may not meet its investment objective based on the Sub-Adviser’s or Adviser’s success or failure to implement investment strategies for the Fund or the Subsidiary, as the case may be. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of a machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Machine Learning, Model and Data Risk. The Fund relies heavily on proprietary “machine learning” selection processes. In addition, the composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. Similarly, when Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the Models and Data been correct and complete.

Data Lag Risk. The Sub-Adviser’s approach has limitations because the Models are derived using past returns Data, and therefore the investment strategy is structurally time lagged. The delays between when particular hedge funds’ returns occur and when they are reported creates additional lag. The Sub-Adviser expects that these structural lags will create divergence between returns for the Fund’s investments in each hedge fund sector and the corresponding hedge fund sector’s returns. In turn, the Fund’s performance may diverge from that of the total hedge fund industry portfolio.

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Futures contracts and swap agreements held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Commodity Risk. Underlying ETFs that invest in the commodities markets may be subject to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Derivatives Risk. The Fund’s, the Subsidiary’s, or an Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund, the Subsidiary, or an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative instruments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivative investments could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Emerging Markets Risk. The Fund may invest in Underlying ETFs that invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Equity Market Risk. The equity securities held by the Underlying ETFs in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

ETF Risk. The Fund (and each Underlying ETF) is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○	Trading. Although Shares are listed for trading on a national securities exchange, such as New York Stock Exchange LLC. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those underlying portfolio holdings, which can be significantly less liquid than Shares.

Factor Risk. The market may reward certain factors (such as value, momentum) for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Fixed Income Securities Risk. The Fund may invest in Underlying ETFs that invest in fixed income securities. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed income securities. Falling interest rates will cause an Underlying ETF to reinvest the proceeds of fixed income securities that have been repaid by the issuer at lower interest rates and may also reduce such Underlying ETF’s distributable income because interest payments on floating rate fixed income instruments held by the Underlying ETF will decline. The Fund could lose money on indirect investments in fixed income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

Foreign Securities Risk. Foreign securities held by Underlying ETFs in which the Fund invests involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Futures Contracts Risk. The Fund, the Subsidiary, or Underlying ETFs may invest in futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund, the Subsidiary, or an Underlying ETF, as applicable, to make daily cash payments to maintain its required margin, particularly at times when the Fund, the Subsidiary, or Underlying ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equity securities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Underlying ETFs’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

High Portfolio Turnover Risk. The Indices have historically had high portfolio turnover rates. As a result, the Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which the Fund invests hold securities of large-, mid- and small-capitalization companies.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk. Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions

Sector Risk. To the extent an Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Shorting Risk. The Fund may also seek short exposure through the use of futures contracts or swap agreements, which will expose the Fund to certain risks such as a potential increase in volatility and the risks inherent to the underlying reference instrument. A short position in a derivative instrument also involves transaction costs and the risk of an increase in the value of the underlying reference instrument. These risks may cause the Fund’s return to be lower.

Swap Agreement Risk. The Fund, the Subsidiary, or an Underlying ETF may invest in swap agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than six months. The swap agreements in which the Fund, the Subsidiary, or an Underlying ETF, as applicable, invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular sector or index.

Tax Risk. The federal income tax treatment of the Fund’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance. The bar chart shows the annual returns for the Fund. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of two broad measures of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.unlimitedetfs.com.

Calendar Year Ended December  31,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 4.48% for the quarter ended March 31, 2024, and the lowest quarterly return was -2.04% for the quarter ended September 30, 2023.

Average Annual Total Returns

For the Periods Ended December 31, 2023

	1 Year	Since Inception October 10, 2022
Return Before Taxes	7.95%	6.28%
Return After Taxes on Distributions	6.57%	5.39%
Return After Taxes on Distributions and Sale of Fund Shares	4.89%	4.53%
Bloomberg U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses or taxes)	1.25%	4.00%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based fixed-income index that represents intermediate-term investment-grade bonds traded in the U.S. and tracks over $50 trillion worth of fixed-income securities. The Fund is changing its broad-based benchmark from the S&P 500 Total Return Index to the Bloomberg U.S. Aggregate Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser

Tidal Investments LLC serves as investment adviser to the Fund.

Investment Sub-Adviser

Unlimited Funds Inc. (“Unlimited” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Portfolio Managers

Bob Elliott, Chief Investment Officer for the Sub-Adviser, and Bruce McNevin, Chief Data Scientist for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2022.

Michael Venuto, Chief Investment Officer for the Adviser, and Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, have been portfolio managers of the Fund since its inception in 2022.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.unlimitedetfs.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless an investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, the Sub-Adviser or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objective. Each Fund’s investment objective is to seek capital appreciation.

An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. Each Fund’s investment objective has not been adopted as a fundamental investment policy and therefore may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of Tidal Trust I (the “Trust”) and 60 days’ written notice to shareholders.

Principal Investment Strategies. Each of the Unlimited HFEQ Equity Long/Short ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, and Unlimited HFMF Managed Futures ETF have adopted a policy to invest at least 80% of the Fund’s assets in investments suggested by the Fund’s name as disclosed under the heading “Principal Investment Strategy” for each Fund. Each such 80% policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon approval by the Board of Trustees (the “Board”) of Tidal Trust I (the “Trust”) and 60 days’ written notice to shareholders.

Each of the Unlimited HFGM Global Macro ETF, Unlimited HFMF Managed Futures ETF, Unlimited Ultra HFND Multi-Strategy ETF, Unlimited HFND Multi-Strategy Return Tracker ETF, and Unlimited Low-Beta HFND Multi-Strategy ETF complies with the provisions of the 1940 Act relating to investment policies, capital structure and leverage on an aggregate basis with its Subsidiary. Each Subsidiary also complies with the provisions of Section 17 of the 1940 Act relating to affiliated transactions and custody. U.S. Bank NA is the custodian for each Subsidiary.

The following provides a high-level description of derivatives in which the Funds may invest:

●	Futures contracts in which the Funds may invest are standardized contracts traded on, or subject to the rules of, an exchange that call for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
●

Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than six months. The swap agreements in which the Funds may invest are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular sector or index.

The Funds expect to use exchange-listed futures contracts tailored to each Fund’s opportunity set, including futures on equity indexes, commodities, credit, currency, and fixed income. The Funds expect to use swaps referencing the same indexes as futures, or to more efficiently implement positions where index ETFs would be used.

The following provides a high-level description of short selling:

●	Shorting by Borrowing. To effect a short sale by borrowing, a Fund will arrange through a broker to borrow the security it does not own to be delivered to a buyer of such security. In borrowing the security to be delivered to the buyer, the relevant Fund will become obligated to replace the security borrowed at the time of replacement, regardless of the market price at that time. A short sale results in a gain when the price of the securities sold short declines between the date of the short sale and the date on which a security is purchased to replace the borrowed security. Conversely, a short sale will result in a loss if the price of the security sold short increases. When a Fund makes a short sale, the broker effecting the short sale typically holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position.

●	Shorting by Futures Contracts. In addition to shorting by borrowing, the Funds may effect shorting by selling futures contracts on either large-cap equity securities or indices to seek positive returns from corresponding price declines.

Additional Information About Hedge Fund Sectors

The hedge funds industry is generally comprised of, among others, the following sectors:

●	Equity Long Short – Hedge funds managed within this sector generally implement strategies that take long positions in stocks that are expected to appreciate and short positions in stocks that are expected to decline. An equity long-short strategy generally seeks to minimize market exposure while profiting from stock gains in the long positions, along with price declines in the short positions.

●	Global Macro – Hedge funds managed within this sector generally implement strategies that attempt to profit from fundamental changes in global economies, typically brought about by shifts in government economic policies, political climates, or interest rates which impact all financial markets.

●	Event Driven – Hedge funds managed within this sector implement strategies that seek to take advantage of temporary stock mispricing, which can occur before or after a corporate event takes place. Corporate events include, among others, corporate restructurings, mergers/acquisitions, bankruptcy, spinoffs, and takeovers.

●	Fixed Income – Hedge funds managed within this sector generally implement strategies that monitor a range of fixed-income instruments, such as mortgage-backed securities, government bonds, corporate bonds, and municipal bonds. When mispricing is identified in the same or similar issues, the funds may take leveraged long and short positions to seek to profit based on the assumption that the pricing will be corrected in the market.

●	Emerging Markets – Hedge funds within this sector implement strategies that invest in securities from countries with economies that are considered to be emerging.

●	Managed Futures – Hedge funds managed within this sector implement strategies that invest in futures contracts. A futures contract is an agreement traded on an exchange to buy or sell assets, like commodities or equity securities, at a fixed price but to be paid for later.

Additional Information About Hedge Fund Indices

The Sub-Adviser tracks a variety of hedge fund indices. The following provides a high-level description:

●	Equity Long Short Indices: There are indices that track the performance of hedge funds implementing equity long-short strategies. These indices measure the returns of funds that typically take both long positions in stocks expected to appreciate and short positions in stocks anticipated to decline, aiming to minimize market exposure.

●	Global Macro Indices: Indices exist that represent hedge funds employing a global macro strategy. Such indices capture funds that base their holdings on the overall economic and political views of different countries, considering macroeconomic principles.

●	Event Driven Indices: There are indices designed to represent the performance of hedge funds that utilize an event-driven strategy. These indices track funds aiming to capitalize on temporary stock mispricings that can occur before or after corporate events such as mergers, acquisitions, or restructurings.

●	Fixed Income Indices: Specific indices track hedge funds that focus on a range of fixed income instruments. These indices monitor the performance of funds that may take leveraged long and short positions in instruments like mortgage-backed securities, government bonds, and corporate bonds, aiming to profit from perceived mispricings.

●	Emerging Markets Indices: There are indices that represent hedge funds investing in securities from emerging market economies. Such indices aim to capture the performance of funds that focus on countries with developing economies.

●	Managed Futures Indices: Some indices track the performance of hedge funds that invest in futures contracts. These indices measure returns of funds that engage in agreements to buy or sell assets, such as commodities or equity securities, at predetermined prices.

Temporary Defensive Strategies. For temporary defensive purposes during adverse market, economic, political, or other conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents or short-term instruments such as commercial paper, money market mutual funds, or short-term U.S. government securities. Taking a temporary defensive position may result in a Fund not achieving its investment objective.

Additional Information About the Principal Risks of Investing in each Fund.

There can be no assurance that a Fund will achieve its investment objective. The following information is in addition to, and should be read along with, the description of each Fund’s principal investment risks in the section titled “Fund Summary — Principal Investment Risks” above.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. Some or all of these risks may adversely affect a Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your performance in the Funds:

	Unlimited HFEQ Equity Long/Short ETF	Unlimited HFGM Global Macro ETF	Unlimited HFEV Event Driven ETF	Unlimited HFFI Fixed Income ETF	Unlimited HFEM Emerging Markets ETF	Unlimited HFMF Managed Futures ETF	Unlimited Ultra HFND Multi- Strategy ETF	Unlimited Low-Beta HFND Multi- Strategy ETF	Unlimited HFND Multi-Strategy Return Tracker ETF
Cayman Subsidiary Risk	—	X	—	—	—	X	X	X	X
Commodity Risk	—	X	—	—	—	X	X	X	X
Currency ETF Risk	—	X	—	—	—	X	X	X	—
Data Lag Risk	X	X	X	X	X	X	X	X	X
Derivatives Risk	X	X	X	X	X	X	X	X	X
Emerging Markets Risk	X	X	X	—	X	X	X	X	X
Equity Market Risk	X	X	X	—	X	X	X	X	X
ETF Risks	X	X	X	X	X	X	X	X	X
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk	X	X	X	X	X	X	X	X	X
● Cash Redemption Risk	X	X	X	X	X	X	X	X	X
● Costs of Buying or Selling Shares	X	X	X	X	X	X	X	X	X
● Shares May Trade at Prices Other Than NAV	X	X	X	X	X	X	X	X	X
● Trading	X	X	X	X	X	X	X	X	X
Factor Risk	X	X	X	—	—	X	X	X	X
Fixed Income Risk	—	X	X	X	—	X	X	X	X
Foreign Securities Risk	X	X	X	—	X	X	X	X	X
Futures Contracts Risk	X	X	X	X	X	X	X	X	X
General Market Risk	X	X	X	X	X	X	X	X	X
High Portfolio Turnover Risk	X	X	X	X	X	X	X	X	X
High Yield Securities Risk	X	X	X	X	—	X	X	X	X
Leveraging Risk	—	—	—	—	—	—	X	—	—
Machine Learning, Model and Data Risk	X	X	X	X	X	X	X	X	X
Market Capitalization Risk	X	X	X	—	X	X	X	X	X
● Large-Capitalization Investing	X	X	X	—	X	X	X	X	X
● Mid-Capitalization Investing	X	X	X	—	X	X	X	X	X
● Small-Capitalization Investing	X	X	X	—	X	X	X	X	X
Management Risk	X	X	X	X	X	X	X	X	X
New/Newer Fund Risk	X	X	X	X	X	X	X	X	—
Non-Diversification Risk	X	X	X	X	X	X	X	X	X
Recent Market Events Risk	X	X	X	X	X	X	X	X	X
Sector Risk	X	X	X	—	X	X	X	X	X
Short Selling Risk	X	X	X	X	X	X	X	X	X
Swap Agreement Risk	X	X	X	X	X	X	X	X	X
Tax Risk	—	X	—	—	—	X	X	X	X
Underlying ETFs Risk	X	X	X	X	X	X	X	X	X
Volatility Risk	X	X	X	X	X	X	X	—	—

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The discussion below applies to investments made directly by the Fund and to investments made by the Underlying ETFs in which the Funds invest. As with any investment, there is a risk that you could lose all or a portion of your investment in the Funds. Some or all of these risks may adversely affect a Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your performance in the Funds:

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Futures contracts and swap agreements held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Commodity Risk. Underlying ETFs that invest in the commodities markets may be subject to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Currency ETF Risk. Currency ETFs in which the Fund invests will determine their NAV in U.S. dollars. A Currency ETF’s NAV could decline if the currency of one or more of the non-U.S. markets in which the Currency ETF invests depreciates against the U.S. dollar and the depreciation of one currency is not offset by appreciation in another currency and/or the Currency ETF’s attempt to hedge currency exposure to the depreciating currency or currencies is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency. In addition, fluctuations in the exchange rates of currencies could affect the economy or particular business operations of companies in a geographic region, including securities in which the Currency ETF invests, causing an adverse impact on the Currency ETF’s investments in the affected region and the United States. As a result, investors (such as the Fund) have the potential for losses regardless of the length of time they intend to hold Currency ETF Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Currency ETF’s NAV may change quickly and without warning.

Data Lag Risk. The Sub-Adviser’s approach has limitations because the Models are derived using past returns Data, and therefore the investment strategy is structurally time lagged. The delays between when particular hedge funds’ returns occur and when they are reported creates additional lag. The Sub-Adviser expects that these structural lags will create divergence between the returns for the Fund’s investments in each hedge fund sector and the corresponding hedge fund sector’s returns. In turn, the Fund’s performance may diverge from that of the total hedge fund industry portfolio.

Derivatives Risk. The Fund’s, the Subsidiary’s, or an Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund, the Subsidiary, or an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative investments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund, the Subsidiary, or an Underlying ETF, as applicable, realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Emerging Markets Risk. Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. In addition, foreign investors may be required to register or pay taxes or tariffs on the proceeds of securities sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Underlying ETFs held by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying ETF to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. In addition, less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies which may lead to potential errors in index data, index computation and/or index construction. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities; adversely affect the trading market and price for such securities; and/or cause the Fund to decline in value.

Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, and banking crises. As the Underlying ETFs in which the Fund invests hold common stock, or common stock equivalents, of any given issuer, it is exposed to greater risk than if it held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Factor Risk. The market may reward certain factors (such as value, momentum) for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Fixed Income Risk. The value of the Underlying ETFs’ investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Foreign Securities Risk. The Underlying ETFs held by the Fund may invest in foreign securities. Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments, and restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in non-U.S. securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

●	Foreign banks and securities depositories at which an Underlying ETF holds its foreign securities and cash may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Additionally, many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

●	In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments.

Futures Contracts Risk. The Fund, the Subsidiary, or the Underlying ETFs may invest in futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund, the Subsidiary, or an Underlying ETF, as applicable, to make daily cash payments to maintain its required margin, particularly at times when the Fund, the Subsidiary, or Underlying ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equity securities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

General Market Risk. Market risk may affect a single issuer, industry, or sector of the economy or the market as a whole. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

High Portfolio Turnover Risk. The Indices have historically had high portfolio turnover rates. As a result, the Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

High Yield Securities Risk. Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Machine Learning, Model and Data Risk. The Fund relies heavily on proprietary “machine learning” selection processes. In addition, the composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as Models and Data. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. Similarly, when Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the Models and Data been correct and complete.

Market Capitalization Risk

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Management Risk. The Fund and the Subsidiary are actively-managed and may not meet its investment objective based on the Sub-Adviser’s or Adviser’s success or failure to implement investment strategies for the Fund or the Subsidiary, as the case may be. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of a machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

New/Newer Fund Risk. The Fund is a recently organized management investment company with no or a limited operating history. As a result, prospective investors do not have or have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and the Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Sector Risk. To the extent an Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Short Selling Risk. The Fund may make short sales of securities, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Swap Agreement Risk. The Fund, the Subsidiary, or an Underlying ETF may invest in swap agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than six months. The swap agreements in which the Fund, the Subsidiary, or an Underlying ETF, as applicable, invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular sector or index.

Tax Risk. The federal income tax treatment of the Fund’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other IRS guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Underlying ETFs Risk. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

PORTFOLIO HOLDINGS INFORMATION

Information about the Fund’s daily portfolio holdings will be available on the Fund’s website at www.unlimitedetfs.com. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (the “SAI”).

MANAGEMENT

Investment Adviser

Tidal Investments LLC, a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, is an SEC-registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of November 30, 2025, Tidal had assets under management of approximately $45.22 billion and served as the investment adviser or sub-adviser for 340 registered funds.

Tidal serves as investment adviser to the Funds, and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”). The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate.

For the services it provides to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.

Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions, and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”) and the unitary management fee payable to the Adviser.

The Adviser also serves as the investment adviser to the Subsidiaries for the Unlimited HFGM Global Macro ETF, the Unlimited HFMF Managed Futures ETF, the Unlimited Ultra HFND Multi-Strategy ETF, Unlimited HFND Multi-Strategy Return Tracker ETF and the Unlimited Low-Beta HFND Multi-Strategy ETF, each of which is a wholly-owned and controlled subsidiary of the corresponding Fund that invests through it. Each Subsidiary is organized under the laws of the Cayman Islands as an exempted company, pursuant to an investment advisory agreement with the Subsidiary. The Adviser does not receive additional compensation for its services to the Subsidiaries. Each investment advisory agreement between the Adviser and a Subsidiary was approved by the Board. However, because each Subsidiary is not registered under the 1940 Act, it is not subject to the regulatory protections of the 1940 Act and each Fund, as an investor in its Subsidiary, will not have all of the protections offered to investors in registered investment companies. Because each Fund wholly owns and controls its Subsidiary, and the Adviser is subject to the oversight of the Board, it is unlikely that a Subsidiary will take action contrary to the interests of the Fund or its shareholders.

Additionally, as part of the Board’s consideration of the Advisory Agreement between the Trust and the Adviser, the Board will also consider the Adviser’s performance with regard to the Subsidiary.

CFTC Regulation

Because of the nature of its investments, the Subsidiary (but not the Funds) is subject to regulation under the Commodities Exchange Act of 1936, as amended (the “CEA”), as a commodity pool and the Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”) with respect to the Subsidiary, as those terms are defined under the CEA. The Adviser is registered with the CFTC as a commodity pool operator and is subject to those regulator’s disclosure requirements.

Investment Sub-Adviser

Unlimited Funds Inc., located at 222 Broadway, 20th Floor, New York City, New York, 10038, serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and Sub-Adviser (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser and a Delaware corporation founded in February 2022. The Sub-Adviser provides portfolio management services to mutual funds, separately managed accounts and each Fund. As of November 30, 2025, the Sub-Adviser had assets under management of approximately $177.6 million .

The Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except for the advisory fee and the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for each Fund, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by each Fund’s unitary management fees. Expenses incurred by each Fund and paid by the Sub-Adviser include fees charged by Tidal ETF Services LLC, a Tidal Financial Group company, the Fund’s administrator and an affiliate of the Adviser. See the section of the SAI titled “Administrator” for additional information about the Funds’ administrator.

A discussion regarding the basis for the Board’s approval of the Funds’ Advisory Agreement and Sub-Advisory Agreement is available in the Funds’ semi-annual report to shareholders on Form N-CSR for the fiscal period ended August 31, 2025.

Portfolio Managers

Messrs. Elliott and McNevin (each, a “Portfolio Manager”) have served as portfolio managers of the Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited HFMF Managed Futures ETF, Unlimited Ultra HFND Multi-Strategy ETF, Unlimited HFND Multi-Strategy Return Tracker ETF, and Unlimited Low-Beta HFND Multi-Strategy ETF since their inception in 2025.

Messrs. Venuto and Ragauss (each, a “Portfolio Manager”) have served as portfolio managers of Unlimited HFND Multi-Strategy Return Tracker ETF since its inception in 2022. In addition, Messrs. Venuto and Ragauss have served as portfolio managers of each Subsidiary since its inception. Messrs. Elliott and McNevin are primarily responsible for the day-to-day management of the Unlimited HFND Multi-Strategy Return Tracker ETF, and Mr. Venuto and Mr. Ragauss oversee trading and execution for the Fund.

Robert Elliott, Chief Investment Officer for the Sub-Adviser

Mr. Elliott is a Co-Founder, Chief Executive Officer, and Chief Investment Officer of Unlimited. He is an experienced investment management executive with a track record of building and managing innovative investment strategies in both institutional and startup environments. From 2005 to 2018, Mr. Elliott was a member of the investment team at Bridgewater Associates, LP (“Bridgewater”). As a Senior Executive at Bridgewater, Mr. Elliott created and managed investment strategies across asset classes, including many employed by its flagship Pure Alpha fund. Mr. Elliott also was a prolific contributor to Bridgewater’s widely read Daily Observations and counseled some of the world’s foremost policymakers and institutional investors on economic and investing issues. After departing Bridgewater, Mr. Elliott was an advisor and executive at several startups including CircleUp, an investment company focused on early-stage consumer brands. There he revamped the investment strategy for the company’s venture funds, leveraging big data approaches to improve decision making. He holds a BA in History and Science from Harvard University.

Bruce McNevin, Chief Data Scientist for the Sub-Adviser

Mr. McNevin is a Co-Founder and Chief Data Scientist at Unlimited. He is an economist with 35 years of experience specializing in econometric modeling and forecasting. From 2016 to 2022, he was as a Director in the Quantitative Strategy Group at Bank of America where his primary responsibility was the development of models for pricing of mortgage-backed securities. He was with Bank of America for five years and prior to that he worked for 12 years at a hedge fund as the Managing Director of Mortgage Research. For the past 16 years, Mr. McNevin has been an adjunct Professor in the Economics Department of New York University where he teaches master’s level courses in Financial Econometrics and Bayesian Econometrics. He is maintaining an active research agenda outside of his normal work responsibilities and has recently published several papers on the use of wavelets for estimating the CAPM beta. Mr. McNevin has a PhD in Economics from the C.U.N.Y Graduate Center.

CFA® is a registered trademark owned by the CFA Institute.

The Funds’ SAI provides additional information about each Portfolio Manager’s compensation structure, other accounts that each Portfolio Manager manages, and each Portfolio Manager’s ownership of Shares.

Michael Venuto, Chief Investment Officer for the Adviser (only Unlimited HFND Multi-Strategy Return Tracker ETF)

Mr. Venuto is a co-founder and has been the Chief Investment Officer of the Adviser since 2012. Mr. Venuto is an ETF industry veteran with over a decade of experience in the design and implementation of ETF-based investment strategies. Previously, he was Head of Investments at Global X Funds where he provided portfolio optimization services to institutional clients. Before that, he was Senior Vice President at Horizon Kinetics where his responsibilities included new business development, investment strategy and client and strategic initiatives.

Charles A. Ragauss, CFA®, Portfolio Manager for the Adviser(only Unlimited HFND Multi-Strategy Return Tracker ETF)

Mr. Ragauss serves as Portfolio Manager of the Adviser, having joined the Adviser in September 2020. Mr. Ragauss previously served as Chief Operating Officer and in other roles at CSat Investment Advisory, L.P. from April 2016 to September 2020. Previously, Mr. Ragauss was Assistant Vice President at Huntington National Bank (“Huntington”), where he was Product Manager for the Huntington Funds and Huntington Strategy Shares ETFs, a combined fund complex of almost $4 billion in assets under management. At Huntington, he led ETF development bringing to market some of the first actively managed ETFs. Mr. Ragauss joined Huntington in 2010. Mr. Ragauss attended Grand Valley State University where he received his Bachelor of Business Administration in Finance and International Business, as well as a minor in French. He is a member of both the National and West Michigan CFA societies and holds the CFA designation.

CFA® is a registered trademark owned by the CFA Institute.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Funds, are an essential part of the ETF process and help keep Share trading prices in line with the Fund’s NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for the Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. The values of non-U.S. dollar denominated securities are converted to U.S. dollars using foreign currency exchange rates generally determined as of 4:00 p.m., London time. If such information is not available for a security or other asset held by a Fund or is determined to be unreliable, the security or other asset will be valued at fair value estimates under guidelines established by the Trust and the Adviser (as described below).

Fair Value Pricing

Consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Funds’ Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Valuation Designee will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the Adviser’s fair value methodologies, subject to oversight by the Board. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser or Sub-Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

Investments by Other Registered Investment Companies in the Fund

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth by rule under the 1940 Act, including that such investment companies enter into an agreement with the Funds.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each of the Funds intends to pay out dividends and interest income, if any, annually, and distribute any net realized capital gains to its shareholders at least annually. Each Fund will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund-level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (institutional investors only).

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Taxes on Distributions

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains to shareholders. Distributions of short-term capital gain will generally be taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from a Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). A Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Ae Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. A Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Taxation of REIT Investments

In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares.

Foreign Investments by a Fund

Interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax treaties or conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the value of a Fund’s assets consists of certain foreign stock or securities, such Fund will be eligible to elect to “pass through” to investors the amount of certain qualifying foreign income and similar taxes paid by such Fund during that taxable year. This means that investors would be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If a Fund does not so elect, such Fund will be entitled to claim a deduction for certain foreign taxes incurred by such Fund. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Taxation of the Subsidiary

There is, at present, no direct taxation in the Cayman Islands and interest, dividends and gains payable to the Subsidiary will be received free of all Cayman Islands taxes. The Subsidiary is registered as an “exempted company” pursuant to the Companies Law (as amended). The Subsidiary has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Subsidiary, or to the shareholders thereof, in respect of any such property or income.

Important Tax Considerations When Purchasing Fund Shares

If you are investing through a taxable account, you should carefully consider the timing of your investment relative to a Fund’s distribution schedule. Purchasing Fund shares shortly before a distribution may increase your tax liability, a situation commonly referred to as “buying a dividend.”

When a Fund makes a distribution, its share price typically drops by an amount roughly equal to the distribution. As a hypothetical example, if you invest $5,000 to purchase 250 shares at $20 per share on December 15, and the Fund pays a $1 per share distribution on December 16, the share price would adjust to $19 (ignoring market fluctuations). Although your total investment value remains $5,000 (250 shares × $19 in share value plus 250 shares × $1 distribution), you would owe taxes on the $250 distribution, even if you reinvest the distribution rather than receiving it in cash.

Distributions are taxable to shareholders even if they are paid from income or gains realized by a Fund before you invested, and even if they were reflected in the purchase price of the shares. Consequently, you may incur taxes on income or gains that accrued before your investment, without corresponding benefit.

Unless you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement plan, you may wish to avoid purchasing Fund shares shortly before a distribution. You can minimize the potential tax impact by reviewing the relevant Fund’s distribution schedule prior to investing. Information about the Funds’ distribution schedule can be found on the Funds’ website at www.unlimitedetfs.com.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to foreign, state, and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”), the Funds’ distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 0410.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of a Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the applicable Fund can be found on the Funds’ website at www.unlimitedetfs.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser, the Sub-Adviser, and each Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.

Delaware law permits the governing documents of a statutory trust to expand, restrict or eliminate the fiduciary duties that trustees, shareholders or other persons might otherwise be subject to, and replace them with the standards set forth in the Trust’s governing documents.

The Trust’s Declaration of Trust provides that the Trustees shall not be subject to fiduciary duties except as set forth in the Declaration of Trust. The foregoing relates specifically to Delaware laws. Nothing in the Declaration of Trust modifying, restricting or eliminating the duties or liabilities of trustees shall apply to, or in any way limit, the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons with respect to matters arising under the federal securities laws.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand each Fund’s performance for its fiscal periods of operation. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in the Funds’ annual Certified Shareholder Report, which is available upon request.

As of the Funds’ most recent fiscal-year end, the Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF had not commenced operations, therefore, Financial Highlights for those Funds are not shown.

Consolidated Financial Highlights For a share outstanding throughout the period presented	Unlimited HFEQ Equity Long/Short ETF
Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.00 (d)
Net realized and unrealized gain (loss) on investments(e)	0.80
Total from investment operations	0.80

Net asset value, end of period	$20.80

TOTAL RETURN(g)	3.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,397
Ratio of expenses to average net assets(f)(h)	0.95%
Ratio of net investment income to average net assets (c)(f)	(0.12)%
Portfolio turnover rate(g)(i)	125%

(a)	Inception date for the Fund was July 14, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the year.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The amount does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.

(e)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(f)	Annualized for periods less than one year.

(g)	Not annualized for periods less than one year.

(h)	This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.

(i)	Portfolio turnover rate excludes in-kind transactions

Consolidated Financial Highlights For a share outstanding throughout the period presented	Unlimited HFGM Global Macro ETF
Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.25
Net realized and unrealized gain (loss) on investments(d)	4.50
Total from investment operations	4.75

Net asset value, end of period	$29.75

TOTAL RETURN(g)	19.01%

SUPPLEMENTAL DATA AND RATIOS:	$34,808
Net assets, end of period (in thousands)
Ratio of expenses to average net assets(e)(f)	0.95%
Ratio of net investment income to average net assets(c)(f)	2.42%
Portfolio turnover rate(g)(h)	65%

(a)	Inception date for the Fund was April 14, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the year.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The amount does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(e)	This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.

(f)	Annualized for periods less than one year.

(g)	Not annualized for periods less than one year.

(h)	Portfolio turnover rate excludes in-kind transactions.

Consolidated Financial Highlights For a share outstanding throughout the period presented	Unlimited HFMF Managed Futures ETF
Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.09
Net realized and unrealized gain (loss) on investments(d)	0.67
Total from investment operations	0.76

Net asset value, end of period	$20.76

TOTAL RETURN(g)	3.80%

SUPPLEMENTAL DATA AND RATIOS:	$3,114
Net assets, end of period (in thousands)
Ratio of expenses to average net assets(e)(f)	0.95%
Ratio of net investment income to average net assets(c)(f)	3.41%
Portfolio turnover rate(g)(h)	0%

(a)	Inception date for the Fund was July 14, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the year.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The amount does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(e)	This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.

(f)	Annualized for periods less than one year.

(g)	Not annualized for periods less than one year.

(h)	Portfolio turnover rate excludes in-kind transactions.

Consolidated Financial Highlights For a share outstanding throughout the years/periods presented	Unlimited HFND Multi-Strategy Return Tracker ETF
	Year Ended August 31, 2025	Year Ended August 31, 2024	Period Ended August 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of year/period	$22.07	$20.60	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.69	0.62	0.15
Net realized and unrealized gain (loss) on investments(d)	0.92	1.14	0.54
Total from investment operations	1.61	1.76	0.69

LESS DISTRIBUTIONS FROM:
Net investment income	(0.80)	(0.29)	(0.09)
Total distributions	(0.80)	(0.29)	(0.09)

Variable fees	-	-	0.00 (e)
Net asset value, end of year/period	$22.88	$22.07	$20.60

TOTAL RETURN(g)	7.46%	8.64%	3.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$28,602	$38,073	$39,144
Ratio of expenses to average net assets(f)(h)	1.16%	1.83%	2.67%
Ratio of dividend, interest, and tax expenses to average net assets(f)(h)	0.21%	0.88%	1.72%
Ratio of expenses excluding dividend, interest, and tax expenses to average net assets(f)(h)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(c)(h)	3.13%	2.96%	0.81%
Portfolio turnover rate(i)(g)	295%	340%	232%

(a)	Inception date of the Fund was October 10, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the year.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. This ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(e)	Does not round to 0.01 or (0.01), if applicable.

(f)	This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.

(g)	Not annualized for periods less than one year.

(h)	Annualized for periods less than one year.

(i)	Portfolio turnover rate excludes in-kind transactions.

Unlimited HFEQ Equity Long/Short ETF

Unlimited HFGM Global Macro ETF

Unlimited HFEV Event Driven ETF

Unlimited HFFI Fixed Income ETF

Unlimited HFEM Emerging Markets ETF

Unlimited HFMF Managed Futures ETF

Unlimited Ultra HFND Multi-Strategy ETF

Unlimited Low-Beta HFND Multi-Strategy ETF

Unlimited HFND Multi-Strategy Return Tracker ETF

Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Sub-Adviser	Unlimited Funds Inc. 222 Broadway, 20th Floor New York City, New York, 10038
Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301, Portland, Maine 0410	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204
Custodian	U.S. Bank National Association 1555 N. Rivercenter Dr. Milwaukee, Wisconsin 53212	Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street, Suite 830 Milwaukee, Wisconsin 53202
Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202	Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI provides additional details about the investments of the Funds and certain other additional information. A current SAI dated January 1, 2026, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about each Fund’s investments will be available in the Funds’ annual and semi-annual Certified Shareholder Reports and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the first fiscal year the Funds are in operation. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements.

You can obtain free copies of these documents, request other information or make general inquiries about the Funds by contacting the Funds at Unlimited Funds, c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, Missouri 64121-9252 or calling 833-216-0499.

These documents and other information about the Funds are also available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	Free of charge from the Funds’ Internet website at www.unlimitedetfs.com; or

●	For a duplicating fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-23377)

HFEQ	Unlimited HFEQ Equity Long/Short ETF
Listed on New York Stock Exchange LLC as of January 2, 2026
HFGM	Unlimited HFGM Global Macro ETF
Listed on New York Stock Exchange LLC
HFEV	Unlimited HFEV Event Driven ETF
(not currently available for purchase)
HFFI	Unlimited HFFI Fixed Income ETF
(not currently available for purchase)
HFEM	Unlimited HFEM Emerging Markets ETF
(not currently available for purchase)
HFMF	Unlimited HFMF Managed Futures ETF
Listed on New York Stock Exchange LLC as of January 2, 2026
HFUL	Unlimited Ultra HFND Multi-Strategy ETF
(not currently available for purchase)
HFLB	Unlimited Low-Beta HFND Multi-Strategy ETF
(not currently available for purchase)

HFND	Unlimited HFND Multi-Strategy Return Tracker ETF
listed on the New York Stock Exchange LLC

Each, a series of Tidal Trust I (formerly, Tidal ETF Trust)

STATEMENT OF ADDITIONAL INFORMATION

January 1, 2026

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited HFMF Managed Futures ETF, Unlimited Ultra HFND Multi-Strategy ETF, Unlimited Low-Beta HFND Multi-Strategy ETF and Unlimited HFND Multi-Strategy Return Tracker ETF, (each, a “Fund,” and collectively, the “Funds”), each a series of Tidal Trust I (the “Trust”), dated January 1, 2026, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at 833-216-0499, visiting www.unlimitedetfs.com, or writing to the Unlimited Funds, c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, Missouri 64121-9252.

The Unlimited HFEQ Equity Long/Short ETF’s, the Unlimited HFGM Global Macro ETF’s, the Unlimited HFMF Managed Futures ETF’s and the Unlimited HFND Multi-Strategy Return Tracker ETF’s audited financial statements for the fiscal period ended August 31, 2025 are incorporated into this SAI by reference to the Fund’s most recent Annual Report to Shareholders (File No. 811-23377). A copy of the Funds’ Annual Report to Shareholders on Form N-CSR may be obtained at no charge by contacting the Fund at the address or phone number noted above. The other Funds have not commenced operations as of the date of this SAI.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple series, including the Funds. This SAI relates to the Funds. The Trust was organized as a Delaware statutory trust on June 4, 2018. Prior to June 2, 2025, the Trust was named Tidal ETF Trust. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company serves as investment adviser to the Funds. Unlimited Funds Inc. (“Unlimited” or the “Sub-Adviser”), serves as investment sub-adviser to the Funds.

Each Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares of the Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited Ultra HFND Multi-Strategy ETF, and Unlimited Low-Beta HFND Multi-Strategy ETF are listed on the NYSE Arca, Inc. and shares of the Unlimited HFEQ Equity Long/Short ETF, HFGM Global Macro ETF, Unlimited HFMF Managed Futures ETF and Unlimited HFND Multi-Strategy Return Tracker ETF listed on the New York Stock Exchange LLC. The NYSE Arca, Inc. and he New York Stock Exchange are each herein referred to as an “Exchange” and together as the “Exchanges.” Shares of each Fund trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus, under “Investment Objective” and “Principal Investment Strategies,” respectively. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Non-Diversification

Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer  . This means that a Fund may invest a greater portion of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The securities of a particular issuer may constitute a greater portion of the Index and, therefore, those securities may constitute a greater portion of a Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject a Fund’s Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”). In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in the Index.

Although the Funds are non-diversified for purposes of the 1940 Act, the Funds intend to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), and to relieve each Fund of any liability for federal income tax to the extent that their earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.

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General Risks

The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Funds could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, both domestic and foreign, have recently experienced an unusually high degree of volatility. Continuing events and possible continuing market turbulence may have an adverse effect on the Funds’ performance.

Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, a Sub-Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries or other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investment in such portfolio companies to lose value.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. A Fund will invest in any of the following instruments or engage in any of the following investment practices only if such investment or activity is consistent with such Fund’s investment objective and permitted by such Fund’s stated investment policies. Each of the permitted investments described below applies to each Fund unless otherwise noted.

In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Funds as disclosed in the Prospectus, and while such techniques and investments are permissible for a Fund to utilize, a Fund is not required to utilize such non-principal techniques or investments. In addition, each Fund invests primarily in broad-based exchange traded funds (“Underlying ETFs”) and, as a result, is subject to the risks of the Underlying ETFs in which the Fund invests. The following risk descriptions apply to the relevant investments, notwithstanding that a Fund may invest in them only indirectly via Underlying ETFs.

Underlying ETFs

The Underlying ETFs’ risks are determined by the nature of the securities held and the portfolio management strategies used by the Underlying ETFs. Because each of the Funds invests in the Underlying ETFs, the Underlying ETFs’ portfolio management strategies and the attendant risks will affect shareholders of each of the Funds in direct proportion to the amount of assets each Fund allocates to each Underlying ETF.

The different types of securities, investments, and investment techniques used the Underlying ETFs all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock’s price (market risk), or the risk that the price of a particular issuer’s stock may decline due to its financial results (financial risk). Underlying ETFs may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Underlying ETFs may invest in debt securities as part of their principal investment strategy.

Underlying ETFs may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit Underlying ETFs to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

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These techniques are also used to manage risk by hedging an Underlying ETF’s portfolio investments. Hedging techniques may not always be available to the Underlying ETFs, and it may not always be feasible for an Underlying ETF to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, an Underlying ETF could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way an Underlying ETF’s manager expected. As a result, the use of these techniques may result in losses to an Underlying ETF and, in turn, the relevant Fund, or increase volatility in a Fund’s performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

Borrowing

Although the Funds (other than the Unlimited HFND Multi-Strategy Return Tracker ETF and the Unlimited Ultra HFND Multi-Strategy ETF) do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, each Fund may borrow up to one-third (1/3) of its total assets. The Unlimited Ultra HFND Multi-Strategy ETF may borrow money for investment purposes. In addition, each of the Funds may borrow money for short-term or emergency purposes; and such borrowing is not for investment purposes and will be repaid by the relevant Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Funds also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

The Unlimited HFND Multi-Strategy Return Tracker ETF and the Unlimited Ultra HFND Multi-Strategy ETF may achieve leverage through borrowing subject to the limitations set forth in Section 18 of the 1940 Act. The 1940 Act precludes a Fund from borrowing if, as a result of such borrowing, the total amount of all money borrowed by the Fund exceeds 33 1/3% of the value of its total assets (including borrowed assets) at the time of such borrowings. This means that the 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. Essentially, for every dollar borrowed, a Fund must maintain at least three dollars in assets. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings to reduce the amount borrowed and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Depositary Receipts

To the extent an Underlying ETF invests in stocks of foreign corporations, the Underlying ETF’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.

Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

Depositary Receipts generally must be sponsored. However, Underlying ETFs may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the Depositary Receipts.

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of Shares to decline.

An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares).

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Types of Equity Securities:

Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

When-Issued Securities – A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to complete the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Funds do not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Funds will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Funds will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

Foreign Securities

Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Funds held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities. Because non-U.S. securities may trade on days when the Funds’ shares are not priced, NAV may change at times when Shares cannot be sold.

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Decreases in the value of currencies of the foreign countries in which a Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of that Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of that Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of that Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Funds.

Derivative Instruments

Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures and forwards.

Derivative instruments may be used for “hedging,” which means that they may be used when the Adviser or Sub-Adviser seeks to protect a Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations, or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of a Fund’s portfolio investments and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Adviser’s ability to gauge relevant market movements.

Derivative instruments may be used for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. Each Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board or the Adviser.

Because some derivative instruments used by the Funds may oblige the Funds to make payments or incur additional obligations in the future, the SEC requires investment companies to “cover” or segregate liquid assets equal to the potential exposure created by such derivatives. See “Borrowing” above for more information on the Funds’ obligation to cover or segregate such assets.

On October 28, 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies as Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4 a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a derivatives risk management program that complies with Rule 18f-4.

Commodity Pool Operator Regulations. With regard to the Funds (but not the Subsidiary (defined below)), the Adviser claims relief from the definition of commodity pool operator (“CPO”) under revised U.S. Commodity Futures Trading Commission (“CFTC”) Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, the Adviser may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to a fund that enters into commodity futures, commodity options, or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the shares of the fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options, or swaps. It is expected that the Funds will be able to operate pursuant to the limitations under the revised CFTC Rule 4.5 without materially adversely affecting its ability to achieve its investment objective. If, however, these limitations were to make it difficult for a Fund to achieve its investment objective in the future, the Trust may determine to operate the Fund as a regulated commodity pool pursuant to the Adviser’s CPO registration or to reorganize or close the Fund or to materially change the Fund’s investment objective and strategy.

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In contrast, each Subsidiary (defined below) is subject to regulation as a commodity pool under the CEA and CFTC rules and regulations. The Adviser serves as the CPO of each Subsidiary. The Adviser is registered as a CPO with the CFTC and is a member of the National Futures Association (“NFA”). There is no assurance that the Adviser will remain a registered CPO with respect to the Subsidiaries or that the Subsidiaries will remain a commodity pool to the extent that one or more exclusions or exemptions are available under applicable CFTC regulations.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it buys or sells futures contracts.

Each Fund generally buys and sells futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. Each Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to a Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Funds. In addition, if a Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause a Fund to experience substantial losses on an investment in a futures contract.

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There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

Each Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Adviser’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, a Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if a Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the Adviser may still not necessarily result in a profitable transaction.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as the Funds, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law. For more information, see “Developing government regulation of derivatives” below.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Subsidiary Risk (applies to Unlimited HFGM Global Macro ETF, Unlimited HFMF Managed Futures ETF, Unlimited HFND Multi-Strategy Return Tracker ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF)

Each Fund may invest up to 25% of its assets in a subsidiary that is wholly-owned by the applicable Fund and organized under the laws of the Cayman Islands (each, a “Subsidiary”). Each Subsidiary may invest without limitation in futures contracts and swap agreements. Further, each Subsidiary may invest in any type of investment in which the applicable Fund is permitted to invest, as described in the Prospectus and this SAI. Each Fund’s investment in a Subsidiary will not exceed 25% of the value of the Fund’s total assets, as measured at the end of each of the Fund’s fiscal quarters. Asset limitations are imposed by Subchapter M of the Code, and are measured at each taxable year and quarter end. The Adviser also serves as the investment adviser to each Subsidiary but will not receive separate compensation.

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Each Subsidiary is not registered under the 1940 Act but will be subject to certain protections of the 1940 Act with respect to a Fund, as described in this SAI. All of the Funds’ investments in a Subsidiary will be subject to the investment policies and restrictions of the applicable Fund, including those related to leverage, collateral and segregation requirements and liquidity. In addition, the valuation and brokerage policies of the applicable Fund will be applied to the corresponding Subsidiary. Each Fund’s investments in the Subsidiary are not subject to all investor protection provisions of the 1940 Act. However, because a Fund is the sole investor in the Subsidiary, it is not likely that the Subsidiary will take any action that is contrary to the interests of the Fund and its shareholders.

The financial information of each Subsidiary will be consolidated into corresponding Fund’s financial statements, as contained within the Fund’s annual and semi-annual reports provided to shareholders.

As noted above under “Derivatives - Commodity Pool Operator Regulation,” with regard to the Funds (but not the Subsidiary), the Adviser claims relief from the definition of CPO under revised CFTC Rule 4.5. See the above section for more information regarding the Subsidiary.

Regulatory changes, including changes in the laws of the U.S. or the Cayman Islands, could result in the inability of a Fund and/or the corresponding Subsidiary to operate as described in the Prospectus and this SAI. Such changes could potentially impact a Fund’s ability to implement its investment strategy and could result in decreased investment returns. In addition, in the event changes to the laws of the Cayman Islands require a Subsidiary to pay taxes to a governmental authority, corresponding Fund would be likely to suffer decreased returns.

In order to qualify as a RIC under Subchapter M of the Code and be eligible to receive “pass-through” tax treatment, a Fund must, among other things, meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the source of income test, at least 90% of a RIC’s gross income each year must be “qualifying income,” which generally consists of dividends, interest, gains on investment assets and certain other categories of investment income (also referred to as “good income”). Qualifying income generally does not include income derived from futures contracts. When a RIC is a “U.S. Shareholder” of certain foreign subsidiaries (“controlled foreign corporations” or “CFCs”), the RIC will generally be required to include in gross income certain income whether or not such income is distributed by the CFC. Under final Treasury Regulations issued in 2019, both imputed and actual distributions from a CFC are generally treated as qualifying income under the RIC source of income test. Each Fund’s investment in the corresponding Subsidiary is intended to provide the Fund with exposure to futures contracts within the limitations of the Code such that a Fund continues to qualify as a RIC, but there is a risk that the Internal Revenue Service (“IRS”) could assert that the income that a Fund derives from its Subsidiary and/or inflation swaps, interest rate swaps and swaptions will not be considered qualifying income for purposes of the source of income test.

The IRS issued many private letter rulings (which a Fund may not use or cite as precedent because only the recipient of a private letter ruling may rely upon it) between 2006 and 2011 concluding that income a RIC derives from a CFC, such as a Subsidiary, which earns income derived from commodities is qualifying income. Like futures contracts, income derived from commodities does not qualify as good income for purposes of the source of income test applicable to RICs. Each Fund’s investment in its Subsidiary is intended to provide a Fund with exposure to the commodities markets within the limitations of the Code such that a Fund continues to qualify as a RIC, but there is a risk that the IRS could assert that the income that a Fund derives from its Subsidiary and/or futures contracts will not be considered qualifying income for purposes of the source of income test.

In the past, there have been some indications that the aforementioned 2006 to 2011 private letter rulings may no longer represent the IRS’ views. The policies underlying those private letter rulings would have been officially overturned if Treasury Regulations proposed on September 28, 2016 (the “Proposed Regulations”) were finalized as proposed. Under the Proposed Regulations, the Subpart F inclusions derived from the CFC (i.e., deemed annual distributions from the CFC to the RIC, which the 2006 through 2011 private letter rulings concluded was qualifying income for a RIC, would no longer be considered qualifying income. Instead, only actual distributions that the CFC makes to the RIC out of the CFC’s earnings and profits for the applicable taxable year that are attributable to the Subpart F inclusion (“Earnings and Profits”) would qualify. As discussed above, in the Final Regulations, the Proposed Regulations were reversed with respect to this particular issue. Under the Final Regulations, both actual and imputed distributions that the CFC makes to the RIC and Subpart F inclusions are generally treated as qualifying income under the source of income test, provided that such income is derived with respect to the RIC’s business of investing in stock, securities or currencies. However, the Final Regulations do not specifically address distributions or Subpart F imputations from CFCs that derive income from futures contracts. The Final Regulations do not clarify whether there are any limitations on whether such income is qualifying income under the source of income test. The Final Regulations also do not expressly adopt or apply the aforementioned 2006-2011 private letter rulings to other taxpayers, although those private letter rulings are consistent with the Final Regulations and may continue to be valid (as opposed to invalid as they would have been under the Proposed Regulations).

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The federal income tax treatment of a Fund’s income from its Subsidiary also may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other IRS guidance or authorities that could affect the character, timing of recognition, and/or amount of a Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If a Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Investments in the Subsidiary are expected to primarily provide exposure to futures contracts and swaps within the limitations of Subchapter M of the Code. Further, under the diversification test required to qualify as a RIC, not more than 25% of the value of a Fund’s total assets may be invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades or businesses. Therefore, so long as a Fund is subject to this limit, the Fund may not invest any more than 25% of the value of its total assets in its Subsidiary.

Illiquid and Restricted Investments

The Funds may invest in illiquid investments (i.e., investments that are not readily marketable) to the extent permitted under the 1940 Act. Illiquid investments include, but are not limited to, restricted investments (investments the disposition of which is restricted under the federal securities laws); investments that may only be resold pursuant to Rule 144A under the Securities Act, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid investments if, immediately after the acquisition, such investments would comprise more than 15% of the value of the Fund’s net assets. Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to the Fund. The Adviser determines and monitors the liquidity of the portfolio investments and reports periodically on its decisions to the Board. In making such determinations it takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the investment; (2) the number of dealers willing to purchase or sell the investment and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the investment; and (4) the nature of the marketplace trades, including the time needed to dispose of the investment, the method of soliciting offers and the mechanics of the transfer. The term “illiquid investment” is defined as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

An institutional market has developed for certain restricted investments. Accordingly, contractual, or legal restrictions on the resale of an investment may not be indicative of the liquidity of the investment. If such investments are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Adviser may determine that the investments are liquid.

Restricted investments may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Funds may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Funds may be permitted to sell an investment under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell.

Illiquid investments will be priced at fair value as determined in good faith under procedures adopted by the Trust and the Adviser. If, through the appreciation of illiquid investments or the depreciation of liquid investments, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid investments, including restricted investments which are not readily marketable, the Fund will take such steps set forth in its procedures as adopted by the Trust and the Adviser.

Investment Company Securities

Each Fund may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle. If a Fund invests in and, thus, is a shareholder of another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. Pursuant to Section 12(d)(1), the Funds may invest in the securities of another investment company (the “acquired company”) provided that a Fund, immediately after such purchase or acquisition, does not own in the aggregate: (1) more than 3% of the total outstanding voting stock of the acquired company; (2) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (3) securities issued by the acquired company and all other investment companies (other than treasury stock of the Funds) having an aggregate value in excess of 10% of the value of the total assets of the Funds. To the extent allowed by law or regulation, the Funds may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

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However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1), subject to certain conditions. A Fund may also rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Money Market Funds

The Fund may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Funds to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when a Fund sells the shares it owns they may be worth more or less than what the Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Other Short-Term Instruments

The Funda may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (1) shares of money market funds; (2) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (4) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Sub-Adviser; (5) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (6) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Each Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. A Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. A Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. A Fund will be required to pledge its liquid assets to the broker to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, a Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause a Fund to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of the Funds.

Securities Lending

Each Fund may lend portfolio securities to certain creditworthy borrowers. The Funds did not participate in securities lending for the fiscal period ended August 31, 2025. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. When lending securities, a Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

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With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

Each Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Fund to borrowers, arranges for the return of loaned securities to the lending Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the lending Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax exempt entity, tax-deferred retirement account or other tax-advantaged arrangement, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.

Temporary Defensive Strategies

Under normal market conditions, each Fund will stay fully invested according to its principal investment strategies. For temporary defensive purposes during adverse market, economic, political, or other conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents, such as U.S. Government obligations, investment grade debt securities and other money market instruments. Taking a temporary defensive position may result in a Fund not achieving its investment objective.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of a Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

2.	Make loans, except to the extent permitted under the 1940 Act.

3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.

4.	Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

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5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

In determining its compliance with the fundamental investment restriction on concentration, each Fund will look through to the underlying holdings of any affiliated investment company and will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, each Fund will look through to the user or use of private activity municipal bonds to determine their industry.

For purposes of applying the limitation set forth in the concentration policy set forth above, the Funds may use the Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system, or any other reasonable industry classification system (including systems developed by the Adviser) to identify each industry. The Funds’ method of applying the limitations in the above concentration policy, including the classification levels used, may differ from those of the Trust’s other series.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund (unless otherwise indicated) observes the following non-fundamental restrictions, which may be changed without a shareholder vote upon 60-days’ notice to shareholders:

1.	Under normal market conditions, the Unlimited HFEQ Equity Long/Short ETF will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including Underlying ETFs that invest primarily in equity securities, and futures contracts based on equity indices or equity investments.

2.	Under normal market conditions, the Unlimited HFFI Fixed Income ETF will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities, including Underlying ETFs (as defined in the Prospectus) that invest primarily in fixed income securities, and futures contracts based on fixed income investments.

3.	Under normal market conditions, the Unlimited HFEM Emerging Markets ETF will invest at least 80% of its net assets, plus any borrowings for investment purposes, in emerging market securities, including securities issued by companies located in emerging markets, Underlying ETFs (as defined in the Prospectus) that invest primarily in emerging market securities, and futures contracts on emerging market indices.

4.	Under normal market conditions, the Unlimited HFMF Managed Futures ETF will invest at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of Underlying ETFs (as defined in the Prospectus) and futures contracts that the Sub-Adviser believes have similar return characteristics as the hedge fund industry’s Managed Futures sector.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on an Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. An Exchange may, but is not required to, remove Shares of a Fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that a Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (2) such Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

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MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series are overseen by the Board, which elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

The day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, the Sub-Adviser, the Distributor (defined below), and the Administrator (defined below). The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance, or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures, and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day trading and execution of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Board’s role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objective, strategies, and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser and the Sub-Adviser provide the Board with an overview of, among other things, their investment philosophies, brokerage practices, and compliance infrastructures. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer and other service providers, such as the Funds’ independent registered public accounting firm, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which a Fund may be exposed.

The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and the Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser and the Sub-Advisory Agreement with the Sub-Adviser, the Board or its designee may meet with the Adviser or the Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and the Sub-Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and the nature of each Fund’s investments.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser, and Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Funds’ independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser or the Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm, and other service providers, the Board and the Audit Committee learn in detail about the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser, the Sub-Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

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Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (75 percent) of Independent Trustees. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust, despite there being no Lead Independent Trustee. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a super majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal Trust I, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (3)	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (1)
Mark H.W. Baltimore Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (2019 to 2023);	53	None
Dusko Culafic Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018)	53	None
Eduardo Mendoza Born: 1966	Trustee	Indefinite term; since 2018	Chief Corporate Development Officer & Head of Structured Lending (since 2024), Chief Financial Officer (2022 to 2023); Executive Vice President - Head of Capital Markets & Corporate Development (since 2019), Credijusto (financial technology company).	53	None

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Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Eric W. Falkeis (2) Born: 1973	President, Principal Executive Officer, Trustee and Chairman	President and Principal Executive Officer since 2019, Indefinite term; Trustee and Chairman since 2018, Indefinite term	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018);	471(4)	Trustee, Tidal Trust II (60 series) (since 2022); Trustee, and Chairman of the Tidal Trust III (since 2025);Trustee, Tidal Trust IV (since 2025);Trustee, Tidal Trust V (213 series) (since 2025); Independent Director, Muzinich Direct Lending Income Fund, Inc. (since 2023); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014 to 2018).

(1)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act.
(2)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer and Chairman of the Trust, Chief Operating Officer of Tidal Investments, LLC and Chief Executive Officer of Tidal ETF Services LLC, each a Tidal Financial Group company and an affiliate of the Adviser.
(3)	The Trust, as of the date of this SAI, offers for sale to the public 44 of the 53 Funds registered with the SEC.
(4)	Includes series of Tidal Trust II, Tidal Trust III, Tidal Trust IV and Tidal Trust V for which Mr. Falkeis also serves as Trustee.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the series of the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Trust, and to exercise their business judgment in a manner that serves the best interests of the shareholders of each series of the Trust. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes, and skills as described below.

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The Trust has concluded that Mr. Baltimore should serve as a Trustee because of his substantial experience with the distribution of investment company securities and his experience with regulatory matters through his current position at Global Rhino, LLC and prior positions at Global Sight, LLC, an asset management distribution consulting firm, and at Joot, an asset management compliance services firm, and his past experience with distribution activities at the parent company of the Trust’s Distributor (defined below). The Board believes Mr. Baltimore’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Trust has concluded that Mr. Culafic should serve as a Trustee because of his substantial experience with investment management operations and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Operational Due Diligence Analyst of Aurora Investment Management, LLC, a registered investment adviser. The Board believes Mr. Culafic’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Trust has concluded that Mr. Mendoza should serve as a Trustee because of his substantial experience with credit markets and finance and his experience with financial, accounting, investment, and regulatory matters through his former positions as Managing Director (and other positions) of BMO Capital Markets, an investment bank. The Board believes Mr. Mendoza’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Trust has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services”), a full service provider to ETFs, mutual funds, and alternative investment products. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. The Board believes Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust.

Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. The Audit Committee chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to the Funds’ financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and the Funds’ shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of the Funds’ financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for the Funds’ Form N-CSR. The Audit Committee met one time with respect to the Funds during the fiscal year ended August 31, 2025.

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The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities).

Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to identify, evaluate, and recommend candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. The Nominating Committee meets periodically, as necessary, but at least annually in November.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal Trust I, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee and Chairman	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee and Chairman since 2018, Indefinite term	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018);
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Senior Vice President of Fund Administration (since 2024), Head of Fund Administration (2023 to 2024), Tidal Investments, LLC; Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Director, Hadron Specialty Insurance Company (since 2023); (since 2023); Compliance Advisor (2022 to 2023), Tidal Investments LLC; Senior Compliance Advisor, ACA Global (2020 to 2022)..
Lissa M. Richter Born: 1979	Vice President and Secretary	Vice President since 2025, Indefinite term; Secretary since 2023, Indefinite term	Vice President of Fund Governance and Compliance (since 2024), Tidal Investments, LLC; ETF Regulatory Manager (2021 to 2024), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020).
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Vice President of Database Management (since 2024), Tidal Investments, LLC; Fund Administration Manager, Tidal ETF Services LLC (2023 to 2024); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005 to 2023).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer and Chairman of the Trust, Chief Operating Officer of Tidal Investments LLC and Chief Executive Officer of Tidal ETF Services LLC, each a Tidal Financial Group company and an affiliate of the Adviser.

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Trustee Ownership of Shares. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

As of December 31, 2024, only the Unlimited HFND Multi-Strategy Return Tracker ETF had commenced operations. The other Funds had not commenced operations and no Shares were outstanding. As of December 31, 2024, Mr. Culafic beneficially owned shares of certain series of the Trust as follows, and no other Trustee owned shares of any series of the Trust:

Name	Dollar Range of Shares Owned in the Unlimited HFND Multi- Strategy Return Tracker ETF	Aggregate Dollar Range of Shares of Series of the Trust
Dusko Culafic	None	$50,001 - $100,000

As of December 31, 2024, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Adviser, the Sub-Adviser, the Distributor (as defined below), or an affiliate of the Adviser, the Sub-Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Sub-Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families had a direct or indirect interest, the value of which exceeds $120,000 in (i) the Adviser, the Sub-Adviser, the Distributor or any of their affiliates; (ii) any transaction or relationship in which such entity, the Funds, the Trust, any officer of the Trust, the Adviser, the Sub-Adviser, the Distributor, or any of their affiliates was a party; or (iii) any other relationship related to payments for property or services to the Funds, the Trust, any officer of the Trust, the Adviser, the Sub-Adviser, the Distributor, or any of their affiliates.

Board Compensation. The Independent Trustees each receive $30,000 for each regular meeting attended, $5,000 for each special meeting attended, and $1,000 for each standalone audit committee meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee(1). The Audit Committee Chair receives an annual fee of $35,000(2). The Trust has no pension or retirement plan.

The following table shows the compensation earned by each Trustee for the Funds’ fiscal year ending August 31, 2025. Independent Trustee fees are paid by the Adviser or the Sub-Adviser to each series of the Trust and not by the Fund. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation From the Funds	Total Compensation From Fund Complex Paid to Trustees(1)(2)
Interested Trustees
Eric W. Falkeis	$0	$0
Independent Trustees
Mark H.W. Baltimore	$0	$198,500
Dusko Culafic	$0	$322,500
Eduardo Mendoza	$0	$198,500

(1)	Effective January 1, 2026, the Independent Trustees will receive $35,000 for each regular meeting attended, $6,000 per special board meeting attended, and $1,000 for per standalone audit committee attended. The Audit Committee Chair shall be entitled to receive an annual fee of $45,000. During 2024, the Audit Committee Chair received an annual fee of $30,000.
(2)	The Trust, as of the date of this SAI, offers for sale to the public 44 of the 53 Funds registered with the SEC.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

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As of the date of this SAI, the Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF had not commenced operations and, therefore, no Shares were outstanding.

As of November 25, 2025, the following shareholders were considered to be principal shareholders of the following funds:

Unlimited HFEQ Equity Long/Short ETF

Name and Address	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	63.68%	Record
National Financial Services 245 Summer Street Boston, MA 02210	14.11%	Record
Axos Bank 4350 La Jolla Village Dr San Diago, CA 92121	13.94%	Record
Goldman Sachs 200 West Street New York, NY 10282	5.33%	Record

Unlimited HFGM Global Macro ETF

Name and Address	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	37.66%	Record
National Financial Services 245 Summer Street Boston, MA 02210	32.54%	Record
Citibank 388 Greenwich St. New York NY 10013	8.72%	Record
Interactive Brokers LLC 2 Pickwick Plaza Greenwich, CT 06830	6.62%	Record
Pershing LLC One Pershing Plaza, Jersey City, New Jersey, 07399	5.02%	Record

Unlimited HFMF Managed Futures ETF

Name and Address	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	52.29%	Record
National Financial Services 245 Summer Street Boston, MA 02210	18.99%	Record
Interactive Brokers LLC 2 Pickwick Plaza Greenwich, CT 06830	8.72%	Record
Citibank 388 Greenwich St. New York NY 10013	7.21%	Record

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Unlimited HFND Multi-Strategy Return Tracker ETF

Name and Address	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	42.51%	Record
National Financial Services 245 Summer Street Boston, MA 02210	18.71%	Record
Interactive Brokers LLC 2 Pickwick Plaza Greenwich, CT 06830	16.11%	Record
FOLIOfn, Inc. 8180 Greensboro Drive, 8th Floor McLean, VA 22102	5.14%	Record

As of November 25, 2025, to the best of the Trust’s knowledge, no person was a control person of the Funds and the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

CODES OF ETHICS

The Trust, the Adviser, and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by a Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, the Adviser, or the Sub-Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found on the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that will be used when voting proxies on behalf of the Funds.

In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 833-216-0499, (2) on the Funds’ website at www.unlimitedetfs.com, and (3) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Tidal Investments LLC, a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds.

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Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. Under the Advisory Agreement, the Adviser is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Funds, each Fund pays the Adviser a unitary management fee at an annual rate based on the applicable Fund’s average daily net assets as set for in the table below.

Name of Fund	Management Fee
Unlimited HFEQ Equity Long/Short ETF	0.95%
Unlimited HFGM Global Macro ETF	0.95%
Unlimited HFEV Event Driven ETF	0.95%
Unlimited HFFI Fixed Income ETF	0.95%
Unlimited HFEM Emerging Markets ETF	0.95%
Unlimited HFMF Managed Futures ETF	0.95%
Unlimited HFND Multi-Strategy Return Tracker ETF	0.95%
Unlimited Ultra HFND Multi-Strategy ETF	0.95%
Unlimited Low-Beta HFND Multi-Strategy ETF	0.95%

The Adviser also serves as the investment adviser to each Subsidiary, pursuant to a separate investment advisory agreement with each Subsidiary (the “Subsidiary Advisory Agreements”). Each Subsidiary is a wholly-owned and controlled subsidiary of a corresponding Fund and is organized under the laws of the Cayman Islands as an exempted company, Under the Subsidiary Advisory Agreements, the Adviser is also responsible for arranging for financial instrument trading advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Subsidiary to operate. The Adviser is also responsible for managing each Subsidiary and trading investments for the Subsidiary, including selecting broker-dealers to execute purchase and sale transactions. The Adviser administers each Subsidiary’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. The Adviser does not receive additional compensation for its services to the Subsidiaries.

The Advisory Agreement with respect to each Fund, will continue in force for an initial period of two years of their respective effectiveness. Thereafter, the Advisory Agreement will be renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

As of the date of this SAI, the Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF had not commenced operations. These Funds will report Management fees once their initial fiscal period is completed.

The table below shows management fees paid by Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFMF Managed Futures ETF and Unlimited HFND Multi-Strategy Return Tracker ETF to the Adviser for the fiscal year/period indicated.

Management Fee
Unlimited HFEQ Equity Long/Short ETF
July 14, 2025 (commencement of operations) to August 31, 2025	$5,572

Unlimited HFGM Global Macro ETF
April 14, 2025 (commencement of operations) to August 31, 2025	$60,178

Unlimited HFMF Managed Futures ETF
July 14, 2025 (commencement of operations) to August 31, 2025	$2,071

Unlimited HFND Multi-Strategy Return Tracker ETF
Fiscal Year Ended August 31, 2025	$300,737
Fiscal Year Ended August 31, 2024	$360,887
October 10, 2022 (commencement of operations) to August 31, 2023	$441,820

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INVESTMENT SUB-ADVISER

The Adviser has retained Unlimited Funds Inc., located at 222 Broadway, 20th Floor, New York City, New York 10038, to serve as investment sub-adviser to each Fund pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”). Bob Elliott is a control person of the Sub-Adviser by virtue of his ownership of the outstanding voting equity interests of the Sub-Adviser.

The Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by each Fund, except for the unitary management fee, the sub-advisory fee, and Excluded Expenses. For assuming the payment obligations for each Fund, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by each Fund’s unitary management fee. Expenses incurred by each Fund and paid by the Sub-Adviser include fees charged by Tidal ETF Services, LLC, a Tidal Financial Group company, the Funds’ administrator and an affiliate of the Adviser.

The Sub-Advisory Agreement with respect to each Fund will continue in force for an initial period of two years from the date the Fund commences operations. Thereafter, the Sub-Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time, without penalty, by the Board, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of each Fund, on 60 days’ written notice to the Adviser and the Sub-Adviser, or by the Adviser or Sub-Adviser on 60 days’ written notice to the Trust and the other party. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

As of the date of this SAI, the Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF had not commenced operations. These Funds will report Sub-Advisory fees once their initial fiscal period is completed.

The table below shows fees paid by the Adviser to the Sub-Adviser with respect to Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFMF Managed Futures ETF and Unlimited HFND Multi-Strategy Return Tracker ETF for the fiscal year/period indicated.

Sub-Advisory Fee
Unlimited HFEQ Equity Long/Short ETF
July 14, 2025 (commencement of operations) to August 31, 2025	$9

Unlimited HFGM Global Macro ETF
April 14, 2025 (commencement of operations) to August 31, 2025	$793

Unlimited HFMF Managed Futures ETF
July 14, 2025 (commencement of operations) to August 31, 2025	$11

Unlimited HFND Multi-Strategy Return Tracker ETF
Fiscal Year Ended August 31, 2025	$6,403
Fiscal Year Ended August 31, 2024	$7,598
October 10, 2022 (commencement of operations) to August 31, 2023	$9,301

PORTFOLIO MANAGERS

Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited HFMF Managed Futures ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF are managed jointly and primarily by Bob Elliott, Chief Investment Officer and Portfolio Manager, and Bruce McNevin, Chief Data Scientist and Portfolio Manager for Unlimited.

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The Unlimited HFND Multi-Strategy Return Tracker Fund is managed jointly and primarily by Michael Venuto, Chief Investment Officer for the Adviser, Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, Bob Elliott, Chief Investment Officer and Portfolio Manager, and Bruce McNevin, Chief Data Scientist and Portfolio Manager for Unlimited. Each Subsidiary is managed jointly and primarily by Michael Venuto, Chief Investment Officer for the Adviser, Charles A. Ragauss, CFA, Portfolio Manager for the Adviser

Other Accounts. In addition to the Funds, the portfolio managers managed the following other accounts as of August 31, 2025.

Bob Elliott, Chief Investment Officer and Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance-Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$46	0	$0
Other Accounts	0	$0	0	$0

Bruce McNevin, Chief Data Scientist and Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance-Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$46	0	$0
Other Accounts	0	$0	0	$0

Michael Venuto, Chief Investment Officer for the Adviser (Unlimited HFND Multi-Strategy Return Tracker Fund only)

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance-Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	67	$17,244	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	182	$121	0	$0

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser (Unlimited HFND Multi-Strategy Return Tracker Fund only)

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance-Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	100	$20,999	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Portfolio Manager Fund Ownership. Each Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Funds had not yet commenced operations and no Shares were owned by the portfolio managers. As of August 31, 2025, Mr. Venuto beneficially owned shares of the Unlimited HFND Multi-Strategy Return Tracker ETF in the range of $1-$10,000. Mr. Elliott beneficially owned shares of the Unlimited HFGM Global Macro ETF in the range of $100,001–$500,000 and Mr. McNevin beneficially owned shares of the Unlimited HFND Multi-Strategy Return Tracker ETF in the range of $ 100,000-$500,000, Unlimited HFGM Global Macro ETF in the range of $50,000-$100,000, Unlimited HFEQ Equity Long/Short ETF in the range of $50,000-$100,000, and Unlimited HFMF Managed Futures ETF in the range of $50,000-$100,000 and no other portfolio managers owned shares of the Funds.

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Portfolio Manager Compensation. Each portfolio manager is compensated by the Adviser with a base salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Fund. To the extent a portfolio manager is an equity owner of the Adviser, such portfolio manager may benefit indirectly from the revenue generated by the Fund’s Advisory Agreement with the Adviser.

Mr. Elliott is compensated by the Sub-Adviser with a base salary. Mr. Elliot is an equity owner of the Sub-Adviser and therefore benefits indirectly from the revenue generated from the Funds’ Sub-Advisory Agreement with respect to the Funds.

Mr. McNevin compensated by the Sub-Adviser with a base salary. Mr. McNevin is an equity owner of the Sub-Adviser and therefore benefits indirectly from the revenue generated from the Funds’ Sub-Advisory Agreement with respect to the Funds.

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of each applicable Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser and the Sub-Adviser have each established policies and procedures to ensure that the purchase and sale of securities among all accounts the firms manage are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for each Fund and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

With respect to each Fund, the Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of a Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

For the fiscal years ended August 31, 2024, and August 31, 2025, none of the Funds incurred any underwriting commissions and the Distributor did not retain any amounts..

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks, and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

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Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars, and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to such adviser, broker, or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker, or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments their Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call 833-216-0499.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Disinterested Trustees”). None of the Trustees have a direct or indirect financial interest in the Plan or in any agreements related to the Plan. The Plan may be continued from year-to-year only if the Board, including a majority of the Disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit each Fund by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance each Fund’s ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

The Plan provides that a Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of the Funds’ then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

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ADMINISTRATOR

Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator. The Administrator is located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration Servicing Agreement between the Trust and the Administrator, the Administrator provides the Trust with, or arranges for, administrative, compliance, and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of the Administrator serve as the Trust’s principal executive officer, chief compliance officer, and principal financial officer, the Administrator coordinates the payment of Fund-related expenses, and the Administrator manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Administrator receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. The Administrator also entitled to certain out-of-pocket expenses for the services mentioned above.

As of the date of this SAI, the Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF had not commenced operations. These Funds will report Administrator fees once their initial fiscal period is completed.

The table below shows fees paid by the Adviser to the Sub-Adviser with respect to Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFMF Managed Futures ETF and Unlimited HFND Multi-Strategy Return Tracker ETF for the fiscal year/period indicated.

Fees Paid to the Administrator
Unlimited HFEQ Equity Long/Short ETF
July 14, 2025 (commencement of operations) to August 31, 2025	$1,863

Unlimited HFGM Global Macro ETF
April 14, 2025 (commencement of operations) to August 31, 2025	$11,726

Unlimited HFMF Managed Futures ETF
July 14, 2025 (commencement of operations) to August 31, 2025	$1,863

Unlimited HFND Multi-Strategy Return Tracker ETF
Fiscal Year Ended August 31, 2025	$40,000
Fiscal Year Ended August 31, 2024	$40,000
October 10, 2022 (commencement of operations) to August 31, 2023	$35,616

FUND ACCOUNTANT AND TRANSFER AGENT

Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ fund accountant and transfer agent. Until July 31, 2025, Global Fund Services also served as the Fund’s sub-administrator.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. Until July 31, 2025, Global Fund Services provided administrative and management (other than investment advisory services) to the Funds under a Fund Sub-Administration Servicing Agreement. As compensation for the sub-administration (through July 31, 2025), accounting and management services, the Adviser pays Global Fund Services a fee based on the Funds’ average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

As of the date of this SAI, the Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF had not commenced operations. These Funds will report fees paid to Global Fund Services once their initial fiscal period is completed.

The table below shows fees paid by the Adviser to Global Fund Services with respect to Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFMF Managed Futures ETF and Unlimited HFND Multi-Strategy Return Tracker ETF for the fiscal year/period indicated.

Fees Paid to the Global Fund Services
Unlimited HFEQ Equity Long/Short ETF
July 14, 2025 (commencement of operations) to August 31, 2025	$1,281

Unlimited HFGM Global Macro ETF
April 14, 2025 (commencement of operations) to August 31, 2025	$8,062

Unlimited HFMF Managed Futures ETF
July 14, 2025 (commencement of operations) to August 31, 2025	$1,280

Unlimited HFND Multi-Strategy Return Tracker ETF
Fiscal Year Ended August 31, 2025	$28,000
Fiscal Year Ended August 31, 2024	$28,000
October 10, 2022 (commencement of operations) to August 31, 2023	$40,931

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CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of the Funds’ assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in the Funds’ portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

LEGAL COUNSEL

Godfrey & Kahn, S.C., located at 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel for the Trust and the Independent Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., located at 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Funds, providing services which include auditing the annual financial statements for the Funds. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day a Fund is open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

DESCRIPTION OF SHARES

The Amended and Restated Declaration of Trust (the “Declaration of Trust”) authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in the applicable Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the applicable Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee, or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of his or her service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

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DERIVATIVE ACTIONS

Pursuant to the Trust’s Declaration of Trust, and subject to the limitations disclosed in the Declaration of Trust, a Fund shareholder may not bring a derivative action unless (i) the complaining shareholders have made a written demand (a “pre-suit demand”) to the Board requesting that they cause the Trust or affected series or class of the Trust, as applicable, to file the action itself; (ii) shareholders owning shares representing no less than a majority of the then outstanding shares of the Trust or the affected series or class, as applicable, must join in bringing the derivative action; and (iii) the Board has been given at least 30 days to consider the demand for derivative action. The Declaration of Trust further provides that in evaluating a pre-suit demand the Board may retain counsel or other advisors in considering the merits of the request and may require an undertaking by the shareholders making such pre-suit demand to reimburse the Trust for the expense of any such advisors in the event that the Board determines not to bring such action. The provision requiring a majority of shareholders of the Trust, or the affected series or class, as applicable, and the provision that the Board may require an undertaking by the shareholders making a pre-suit demand to reimburse the Trust for the expense of any advisers retained by the Board in evaluating the merits of the pre-suit demand do not apply to claims arising under federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser, or Sub-Adviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser, or Sub-Adviser, as applicable, will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

Each of the Adviser and the Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/ dealer for each specific transaction, the Adviser, or Sub-Adviser, as applicable, chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/ dealers. The Adviser, or Sub-Adviser, as applicable, will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and “ — Redemption Transaction Fee”, each Fund may determine to not charge a variable fee on certain orders when the Adviser, or Sub-Adviser, as applicable, has determined that doing so is in the best interests of Fund shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Adviser, or Sub-Adviser, as applicable, may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser, or Sub-Adviser, as applicable, does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, or Sub-Adviser, as applicable, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser, or Sub-Adviser, as applicable, may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

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Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, or Sub-Adviser, as applicable, but only if the Adviser, or Sub-Adviser, as applicable, determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Adviser, or Sub-Adviser, as applicable, faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser, or Sub-Adviser, as applicable, can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the expenses of the Adviser, or Sub-Adviser, as applicable, to the extent that the Adviser, or Sub-Adviser, as applicable, would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser, or Sub-Adviser, as applicable, to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser, or Sub-Adviser, as applicable, may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, or Sub-Adviser, as applicable, effectively cross subsidizing the other accounts managed by the Adviser, or Sub-Adviser, as applicable, that benefit directly from the product. The Adviser, or Sub-Adviser, as applicable, may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Adviser, or Sub-Adviser, as applicable, is responsible, subject to oversight by the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by the Adviser, or Sub-Adviser, as applicable, are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser, or Sub-Adviser, as applicable. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

As of the date of this SAI, the Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF had not commenced operations. These Funds will report brokerage commissions paid once their initial fiscal period is completed.

The table below shows brokerage commissions fees paid by the Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFMF Managed Futures ETF and Unlimited HFND Multi-Strategy Return Tracker ETF for the fiscal year/period indicated.

Brokerage Commissions
Unlimited HFEQ Equity Long/Short ETF
July 14, 2025 (commencement of operations) to August 31, 2025	$1,172

Unlimited HFGM Global Macro ETF
April 14, 2025 (commencement of operations) to August 31, 2025	$18,639

Unlimited HFMF Managed Futures ETF
July 14, 2025 (commencement of operations) to August 31, 2025	$1,381

Unlimited HFND Multi-Strategy Return Tracker ETF
Fiscal Year Ended August 31, 2025	$42,544
Fiscal Year Ended August 31, 2024	$49,897
October 10, 2022 (commencement of operations) to August 31, 2023	$67,208

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Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of a Fund, the Adviser, or the Sub-Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

As of the date of this SAI, the Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF had not commenced operations. These Funds will report brokerage commissions paid to any registered broker-dealer affiliates of the Funds or the Adviser once their initial fiscal period is completed.

The Unlimited HFGM Global Macro ETF did not pay brokerage commissions to any registered broker-dealer affiliates of the Funds or the Adviser for the fiscal period from April 14, 2025 (commencement of operations) to August 31, 2025.

The Unlimited HFEQ Equity Long/Short ETF and Unlimited HFMF Managed Futures ETF the fiscal period from July 14, 2025 (commencement of operations) to August 31, 2025 the Funds did not pay brokerage commissions to any registered broker-dealer affiliates of the Funds or the Adviser

The Unlimited HFND Multi-Strategy Return Tracker ETF the fiscal period from October 10, 2022 (commencement of operations) to August 31, 2023, the fiscal year ended August 31, 2024, August 31, 2025 the Fund did not pay brokerage commissions to any registered broker-dealer affiliates of the Fund or the Adviser.

Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of a Fund are the ten brokers or dealers that, during the most recent fiscal year: (1) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (2) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (3) sold the largest dollar amounts of Shares.

Each Fund is required to identify the securities of its “regular brokers or dealers” or their parent companies that a Fund has acquired during its most recent fiscal year.

As of the date of this SAI, the Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF had not commenced operations. These Funds will report any securities of their registered broker-dealer affiliates that were acquired once their initial fiscal period is completed.

The HFGM lobal Macro ETF did not acquire any securities of its “regular brokers or dealers” or their parent companies during the fiscal period from April 14, 2025 (commencement of operations) to August 31, 2025.

The Unlimited HFEQ Equity Long/Short ETF and Unlimited HFMF Managed Futures ETF did not acquire any securities of their “regular brokers or dealers” or their parent companies during the fiscal period from July 14, 2025 (commencement of operations) to August 31, 2025.

The Unlimited HFND Multi-Strategy Return Tracker ETF did not acquire any securities of its “regular brokers or dealers” or their parent companies during the fiscal period from October 10, 2022 (commencement of operations) to August 31, 2023, or the fiscal years ended. August 31, 2024 and August 31, 2025.

Directed Brokerage. The Funds have not paid any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or the Sub-Adviser.

PORTFOLIO TURNOVER RATE

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of the Fund. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

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As of the date of this SAI, the Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF had not commenced operations. These Funds will report portfolio turnover rates once their initial fiscal period is completed.

The table below shows the portfolio turnover rate with respect to Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFMF Managed Futures ETF and Unlimited HFND Multi-Strategy Return Tracker ETF for the fiscal period/years indicated.

Portfolio Turnover
Unlimited HFEQ Equity Long/Short ETF
July 14, 2025 (commencement of operations) to August 31, 2025	125%

Unlimited HFGM Global Macro ETF
April 14, 2025 (commencement of operations) to August 31, 2025	65%

Unlimited HFMF Managed Futures ETF
July 14, 2025 (commencement of operations) to August 31, 2025	0%

Unlimited HFND Multi-Strategy Return Tracker ETF
Fiscal Year Ended August 31, 2025	295%
Fiscal Year Ended August 31, 2024	340%

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

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The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the applicable Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Funds, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Fund may change from time to time.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is expected to be 3:00 p.m. Eastern time for the Funds, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

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An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the applicable Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 3:00 p.m. Eastern Time (or such other time as specified by the Trust) on the contractual settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. The typical contractual settlement Date for each purchase transaction will be within one day of the Order Placement Date (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the contractual settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the contractual settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 3:00 p.m. Eastern Time, with the Custodian on the contractual settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. Eastern Time on the contractual settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the next Business Day following the day on which the purchase order is deemed received by the Transfer Agent, as discussed above. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

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Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 3:00 p.m. Eastern Time (or such other time as specified by the Trust) on the contractual settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the contractual settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Funds including, without limitation, if (1) the order is not in proper form; (2) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (3) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (4) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (5) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (6) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with any current or future SEC rulemaking or guidance relating thereto; provided that, no such suspension of the issuance of creation units will be done in a manner that impairs the arbitrage mechanism for investors.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

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In addition, a variable fee, payable to the Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Unlimited HFEQ Equity Long/Short ETF	$500	2%
Unlimited HFGM Global Macro ETF	$500	2%
Unlimited HFEV Event Driven ETF	$300	2%
Unlimited HFFI Fixed Income ETF	$300	2%
Unlimited HFEM Emerging Markets ETF	$300	2%
Unlimited HFMF Managed Futures ETF	$300	2%
Unlimited HFND Multi-Strategy Return Tracker ETF	$300	2%
Unlimited Ultra HFND Multi-Strategy ETF	$500	2%
Unlimited Low-Beta HFND Multi-Strategy ETF	$500	2%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE FUND WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by a Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Funds’ Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the applicable Fund’s Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

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In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
Unlimited HFEQ Equity Long/Short ETF	$500	2%
Unlimited HFGM Global Macro ETF	$500	2%
Unlimited HFEV Event Driven ETF	$300	2%
Unlimited HFFI Fixed Income ETF	$300	2%
Unlimited HFEM Emerging Markets ETF	$300	2%
Unlimited HFMF Managed Futures ETF	$300	2%
Unlimited HFND Multi-Strategy Return Tracker ETF	$300	2%
Unlimited Ultra HFND Multi-Strategy ETF	$500	2%
Unlimited Low-Beta HFND Multi-Strategy ETF	$500	2%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units.

Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 3:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. The typical contractual settlement Date for each redemption transaction will be within one day of the Order Placement Date (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds with respect to the Fund may take longer than two Business Days after the day on which the redemption request is received in proper form. If neither the redeeming shareholder nor the Authorized Participant acting on behalf of such redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholders will be required to receive its redemption proceeds in cash.

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The Trust may in its discretion exercise its option to cause a Fund to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating a Fund’s NAV per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (1) obtained from an exchange, a pricing service, or a major market maker (or dealer), (2) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (3) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Fund may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

When market prices are not “readily available” or are deemed to be unreliable, consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Funds’ Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

General Policies. Each Fund intends to pay out dividend and interest income, if any, annually and distribute any net realized capital gains to its shareholders at least annually. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The Funds will declare and pay income and capital gain distributions, if any, in cash. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Each Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

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Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Funds at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Funds. Each Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, each Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its “investment company taxable income” for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (1) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) at the end of each quarter of a Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, such Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation and not a component part of the Trust for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, such Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

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Each Fund may elect, if eligible, to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event the Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to a Fund and may not be distributed as capital gains to its shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code. As of the year ended August 31, 2025, the Unlimited HFEQ Equity Long/Short ETF had long-term and short-term capital loss carryovers of $33,528 and $22,796, respectively, and Unlimited HFND Multi-Strategy Return Tracker ETF short-term capital loss carryovers of $684,756. which do not expire.

Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for either the one-year period ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. A Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.

Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Subject to certain limitations, “qualified foreign corporations” include those incorporated in territories of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an ETF or an Underlying Fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, Underlying Fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

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Fund dividends will not be treated as qualified dividend income if a Fund does not meet certain holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet certain holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income.

In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to a Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Shares. The final Treasury Regulations do not extend such conduit treatment to qualified publicly traded partnership income, as defined under Section 199A of the Code, earned by a RIC. Therefore, non-corporate shareholders may not include any qualified publicly traded partnership income earned through the Fund in their qualified business income deduction. The IRS and Treasury Department may be continuing to evaluate whether it is appropriate to provide such conduit treatment.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). A Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

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The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for an exchanger who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of a Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments Other than the Subsidiary. Certain of the Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding Fund-level income and excise taxes. The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent the Fund invests in an Underlying ETF that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the Underlying ETFs that also invest in such complex securities and investments.

Tax Considerations with Respect to the Subsidiaries. As noted above, certain Funds intend to invest a portion of their assets in a Subsidiary in order to gain exposure to futures contracts and swaps. Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as a Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that each Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code (the “Safe Harbor”) pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in trading in stocks or securities for its own account; without being deemed to be engaged in a U.S. trade or business. Thus, each Subsidiary’s securities trading activities should not constitute a U.S. trade or business. However, if certain of a Subsidiary’s activities were determined not to be of the type described in the Safe Harbor (including the Subsidiary being deemed a dealer in stocks, securities or commodities) or if the Subsidiary’s gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business or be taxed as such.

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In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30% on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business (or lower tax treaty rate), generally payable through withholding. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30% tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30% tax also does not apply to interest which qualifies as portfolio interest as defined under the Code.

A U.S. person who owns (directly, indirectly or constructively) 10% or more of the total combined voting power of all classes of stock of a foreign corporation or 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “United States Shareholder” for purposes of the CFC provisions of the Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly or constructively) by “United States Shareholders.” Because each Fund is a U.S. person that owns all of the stock of its corresponding Subsidiary, the Fund is a “United States Shareholder” and the Subsidiary is a CFC. As a “United States Shareholder,” the Fund is required to include in gross income for United States federal income tax purposes, as ordinary income, all of the Subsidiary’s “Subpart F income” for the CFC’s taxable year ending with or within the Fund’s taxable year, whether or not such income is distributed by the Subsidiary, which may increase the ordinary income recognized by the Fund. “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. It is expected that all of a Subsidiary’s income will be “Subpart F income.” A Fund’s recognition of its Subsidiary’s “Subpart F income” will increase the Fund’s tax basis in the Subsidiary shares. Distributions by a Subsidiary to a Fund will be tax-free, to the extent of the Subsidiary’s previously undistributed “Subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary shares. “Subpart F income” is treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. Under Treasury Regulations, income, if any, realized by a wholly-owned non-U.S. subsidiary (such as the Subsidiary) of the Fund and included in the Fund’s annual income of U.S. federal income purposes, will constitute qualifying income to the extent it is either: (i) timely and currently repatriated; or (ii) derived with respect to the fund’s business of investing in stock, securities or currencies. If a net loss is realized by the Subsidiary, such loss is not available to offset income or capital gain generated from the Fund’s other investments. In addition, the Subsidiary is not permitted to carry forward any net ordinary losses it realizes in a taxable year to offset ordinary income it realizes in subsequent taxable years.

In general, each “United States Shareholder” is required to file IRS Form 5471 (Information Return of U.S. Persons With Respect to Certain Foreign Corporations) with its U.S. federal income tax (or information) returns providing information about its ownership of a CFC such as a Subsidiary. In addition, a “United States Shareholder” may in certain circumstances be required to report a disposition of shares in a Subsidiary by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Internal Revenue Code) 10% or more of the total combined voting power of all classes of voting stock of the Subsidiary for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that they are not subject to “backup withholding;” or (4) fails to provide a certified statement that they are a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Foreign Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in a Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

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Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (1) distributions of investment company taxable income and (2) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Under the Tax Act, tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund if, for example, (1) such Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (2) such Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (3) Shares in such Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by a Fund may differ from federal tax treatment.

FINANCIAL STATEMENTS

The Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFMF Managed Futures ETF and Unlimited HFND Multi-Strategy Return Tracker ETF audited financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Fund’s Annual Report to Shareholders for the fiscal year ended August 31, 2025, are incorporated herein by reference. You may request a copy of the Fund’s annual report at no charge by calling 833-216-0499 or through the Fund’s website at www.unlimitedetfs.com. As of the date of this SAI, the Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF have not commenced operations.

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TIDAL TRUST I

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.   Description of Exhibit

(a)	(i)		Amended and Restated Certificate of Trust dated June 2, 2025, as filed with the state of Delaware on June 2, 2025, for Tidal Trust I (formerly known as Tidal ETF Trust) (the “Trust” or the “Registrant”), previously filed with Post-Effective Amendment No. 267 on Form N-1A on June 3, 2025 and is incorporated herein by reference.
	(ii)		Registrant’s Amended and Restated Declaration of Trust, previously filed with Post-Effective Amendment No. 267 on Form N-1A on June 3, 2025 and is incorporated herein by reference.
	(iii)		Organizational Documents for Toroso Cayman Subsidiary I (for the Acruence Active Hedge U.S. Equity ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
	(iv)		Organizational Documents for HFND Cayman Subsidiary (for the Unlimited HFND Multi-Strategy Return Tracker ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
	(v)		Organizational Documents for Unlimited HFGM Cayman Subsidiary (for the Unlimited HFGM Global Macro ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
	(vi)		Organizational Documents for Unlimited HFMF Cayman Subsidiary (for the Unlimited HFMF Managed Futures ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.

	(vii)		Organizational Documents for Cayman Subsidiary (for the Unlimited Ultra HFND Multi-Strategy ETF).
		(1)	Form of Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association – to be filed by amendment.
		(3)	Certificate of Incorporation – to be filed by amendment.
		(4)	Tax Undertaking – to be filed by amendment.
		(5)	Private Investment Company Custodian Agreement – to be filed by amendment.
	(viii)		Organizational Documents for Cayman Subsidiary (for the Unlimited Low-Beta HFND Multi-Strategy ETF).
		(1)	Form of Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association – to be filed by amendment.
		(3)	Certificate of Incorporation – to be filed by amendment.
		(4)	Tax Undertaking – to be filed by amendment.
		(5)	Private Investment Company Custodian Agreement – to be filed by amendment.
(b)			Registrant’s Amended and Restated By-Laws, previously filed with Post-Effective Amendment No. 267 on Form N-1A on June 3, 2025 and is incorporated herein by reference.
(c)			Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)	(i)		Investment Advisory Agreement between the Trust (on behalf of SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF f/k/a SoFi 50 ETF and SoFi Be Your Own Boss ETF f/k/a SoFi Gig Economy ETF (the SoFi ETFs)) and Tidal Investments LLC (f/k/a Toroso Investments, LLC (Toroso)), previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Weekly Income ETF), previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
		(2)	Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Weekly Dividend ETF), previously filed with Post-Effective Amendment No. 55 on Form N-1A on May 5, 2021 and is incorporated herein by reference.
		(3)	Third Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Web 3 ETF), previously filed with Post-Effective Amendment No. 127 on Form N-1A on June 30, 2022 and is incorporated herein by reference.
		(4)	Fourth Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Enhanced Yield ETF), previously filed with Post-Effective Amendment No. 201 on Form N-1A on November 9, 2023 and is incorporated herein by reference.
		(5)	Fifth Amendment to the Investment Advisory Agreement between the Trust (on behalf of SoFi ETFs) and Tidal Investments LLC (adding SoFi Agentic AI ETF), previously filed with Post-Effective Amendment No. 281 on Form N-1A on August 26, 2025 and is incorporated herein by reference.
	(ii)		Investment Advisory Agreement between the Trust (on behalf of RPAR Risk Parity ETF) and Toroso, previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the RPAR Risk Parity ETF) and Toroso (adding the UPAR Ultra Risk Parity ETF), previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.
	(iii)		Investment Advisory Agreement between the Trust (on behalf of SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) and Toroso), previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) and Toroso (adding the SP Funds S&P Global REIT Sharia ETF (collectively, the SP Funds)), previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.
		(2)	Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SP Funds) and Toroso, previously filed with Post-Effective Amendment No. 99 on Form N-1A on March 29, 2022 and is incorporated herein by reference.
		(3)	Third Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SP Funds) and Toroso, previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
		(4)	Fourth Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SP Funds) and Toroso, previously filed with Post-Effective Amendment No. 206 on Form N-1A on December 14, 2023 and is incorporated herein by reference.
		(5)	Fifth Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SP Funds) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 240 on Form N-1A on December 17, 2024 and is incorporated herein by reference.

(iv)		Investment Advisory Agreement between the Trust (on behalf of Leatherback Long/Short Absolute Return ETF and Leatherback Long/Short Alternative Yield ETF (the Leatherback ETFs)) and Toroso, previously filed with Post-Effective Amendment No. 29 on Form N-1A on October 9, 2020 and is incorporated herein by reference.
(v)		Investment Advisory Agreement between the Trust (on behalf of Adasina Social Justice All Cap Global ETF) and Toroso, previously filed with Post-Effective Amendment No. 39 on Form N-1A on December 7, 2020 and is incorporated herein by reference.
(vi)		Investment Advisory Agreement between the Trust (on behalf of Gotham Enhanced 500 ETF) and Toroso, previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the Gotham Enhanced 500 ETF) and Toroso (adding the Gotham 1000 Value ETF), previously filed with Post-Effective Amendment No. 118 on Form N-1A on June 3, 2022 and is incorporated herein by reference.
	(2)	Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF) and Toroso (adding the Gotham Short Strategies ETF), previously filed with Post-Effective Amendment No. 200 on Form N-1A on November 1, 2023 and is incorporated herein by reference.
(vii)		Investment Advisory Agreement between the Trust (on behalf of ATAC US Rotation ETF) and Toroso), previously filed with Post-Effective Amendment No. 35 on Form N-1A on November 13, 2020 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of ATAC US Rotation ETF) and Toroso (adding the ATAC Credit Rotation ETF), previously filed with Post-Effective Amendment No. 66 on Form N-1A on July 14, 2021 and is incorporated herein by reference.
(viii)		Investment Advisory Agreement between the Trust (on behalf of Sound Fixed Income ETF, Sound Enhanced Fixed Income ETF, Sound Equity Dividend Income ETF (f/k/a Sound Equity Income ETF), Sound Enhanced Equity Income ETF, and Sound Total Return ETF (the Sound Income ETFs)) and Toroso, previously filed with Post-Effective Amendment No. 41 on Form N-1A on December 29, 2020 and is incorporated herein by reference.
(ix)		Investment Advisory Agreement between the Trust (on behalf of Acruence Active Hedge U.S. Equity ETF) and Toroso, previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
(x)		Investment Advisory Agreement between the Trust (on behalf of SonicShares Airlines, Hotels, Cruise Lines ETF) and Toroso, previously filed with Post-Effective Amendment No. 57 on Form N-1A on May 11, 2021 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of SonicShares Airlines, Hotels, Cruise Lines ETF) and Toroso (adding the SonicShares Global Shipping ETF), previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.
(xi)		Investment Advisory Agreement between the Trust (on behalf of American Customer Satisfaction ETF) and Toroso, previously filed with Post-Effective Amendment No. 59 on N-1A on May 21, 2021 and is incorporated herein by reference.
(xii)		Investment Advisory Agreement between the Trust (on behalf of ZEGA Buy and Hedge ETF) and Toroso, previously filed with Post-Effective Amendment No. 64 on Form N-1A on June 25, 2021 and is incorporated herein by reference.
(xiii)		Investment Advisory Agreement between the Trust (on behalf of FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) and Toroso, previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of FolioBeyond Alternative Income and Interest Rate Hedge ETF) and Toroso (adding the FolioBeyond Enhanced Fixed Income Premium ETF), previously filed with Post-Effective Amendment No. 245 on Form N-1A on January 13, 2025 and is incorporated herein by reference.
(xiv)		Investment Advisory Agreement between the Trust (on behalf of the Residential REIT ETF f/k/a Residential REIT Income ETF and prior thereto Home Appreciation U.S. REIT ETF (the Residential REIT ETF)) and Toroso, previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the Intelligent Real Estate ETF) and Toroso (adding the Intelligent Real Estate ETF f/k/a Private Real Estate Strategy via Liquid REITs ETF prior thereto Non-Traded REIT Fund Tracker ETF (collectively, the Armada ETFs)), previously filed with Post-Effective Amendment No. 180 on Form N-1A on June 2, 2023 and is incorporated herein by reference.
	(2)	Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the Armada ETFs) and Toroso, previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.

(xv)		Investment Advisory Agreement between the Trust (on behalf of Aztlan Global Stock Selection DM SMID ETF) and Toroso, previously filed with Post-Effective Amendment No. 137 on Form N-1A on August 15, 2022 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust and Toroso (adding Aztlan North America Nearshoring Stock Selection ETF), previously filed with Post-Effective Amendment No. 203 on Form N-1A on November 21, 2023 and is incorporated herein by reference.
(xvi)		Investment Advisory Agreement between the Trust (on behalf of Unlimited HFND Multi-Strategy Return Tracker ETF) and Toroso, previously filed with Post-Effective Amendment No. 149 on Form N-1A on September 26, 2022 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust and Toroso (adding the Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited HFMF Managed Futures ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF (formerly known as Unlimited HFEQ Equity Long/Short Return Tracker ETF, Unlimited HFGM Global Macro Return Tracker ETF, Unlimited HFEV Event Driven Return Tracker ETF, Unlimited HFFI Fixed Income Return Tracker ETF, Unlimited HFEM Emerging Markets Return Tracker ETF, Unlimited HFMF Managed Futures Return Tracker ETF and Unlimited Ultra HFND Multi-Strategy Return Tracker ETF) (the Unlimited ETFs)), previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
(xvii)		Investment Advisory Agreement between the Trust (on behalf of God Bless America ETF) and Toroso, previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
(xviii)		Investment Advisory Agreement between the Trust (on behalf of Academy Veteran Bond ETF (f/k/a Academy Veteran Impact ETF)) and Toroso, previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
(xix)		Investment Advisory Agreement between the Trust (on behalf of the Unusual Whales Subversive Democratic Trading ETF and Unusual Whales Subversive Republican Trading ETF (the Unusual Whales ETFs) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
(xx)		Investment Advisory Agreement between the Trust (on behalf of the Digital Asset Debt Strategy ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
(xxi)		Investment Advisory Agreement between the Trust (on behalf of The Free Markets ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 267 on Form N-1A on June 3, 2025 and is incorporated herein by reference.
(xxii)		Investment Advisory Agreement between the Trust (on behalf of ATAC Rotation Fund) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 273 on Form N-1A on June 25, 2025 and is incorporated herein by reference.
(xxiii)		Investment Advisory Agreement between the Trust (on behalf of Dana Unconstrained Equity ETF, Dana Concentrated Dividend ETF and Dana Limited Volatility ETF (the Dana ETFs)) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 277 on Form N-1A on August 12, 2025 and is incorporated herein by reference.
(xxiv)		Investment Advisory Agreement between the Trust (on behalf of SMART Trend 25 ETF and SMART Earnings Growth 30 ETF (the SMART ETFs)) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 279 on Form N-1A on August 18, 2025 and is incorporated herein by reference.
(xxv)		Investment Advisory Agreement between the Trust (on behalf of FINQ FIRST U.S. Large Cap AI-Managed Equity ETF and FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF (the FINQ AI ETFs)) and Tidal Investments LLC – to be filed by amendment.
(xxvi)		Investment Sub-Advisory Agreement between Toroso and ShariaPortfolio, Inc. (for the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF), previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
(xxvii)		Investment Sub-Advisory Agreement between Toroso and ShariaPortfolio, Inc. (for the SP Funds S&P Global REIT Sharia ETF), previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.
(xxviii)		Investment Sub-Advisory Agreement between Toroso and Leatherback Asset Management, LLC (for the Leatherback ETFs), previously filed with Post-Effective Amendment No. 29 on Form N-1A on October 9, 2020 and is incorporated herein by reference.
(xxix)		Amended and Restated Investment Sub-Advisory Agreement between Tidal and Robasciotti & Associates, Inc., doing business as Adasina Social Capital (Adasina) (for the Adasina Social Justice All Cap Global ETF), previously filed with Post-Effective Amendment No. 228 on Form N-1A on September 24, 2024 and is incorporated herein by reference.

(xxx)		Investment Sub-Advisory Agreement between Toroso and Gotham Asset Management, LLC (Gotham) (for the Gotham Enhanced 500 ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
(xxxi)		Investment Sub-Advisory Agreement between Toroso and Sound Income Strategies, LLC (for the Sound Income ETFs), previously filed with Post-Effective Amendment No. 41 on Form N-1A on December 29, 2020 and is incorporated herein by reference.
(xxxii)		Investment Sub-Advisory Agreement between Toroso and Acruence Capital, LLC (for the Acruence Active Hedge U.S. Equity ETF), previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
(xxxiii)		Investment Sub-Advisory Agreement between Toroso and FolioBeyond, LLC (for the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF), previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Sub-Advisory Agreement between Trust and FolioBeyond, LLC (adding FolioBeyond Enhanced Fixed Income Premium ETF), previously filed with Post-Effective Amendment No. 245 on Form N-1A on January 13, 2025 and is incorporated herein by reference.
(xxxiv)		Investment Sub-Advisory Agreement between Tidal and Armada ETF Advisors LLC (Armada) for the Residential REIT ETF and Intelligent Real Estate ETF), previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Sub-Advisory Agreement between Tidal and Armada (for the Residential REIT ETF and Intelligent Real Estate ETF), previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
(xxxv)		Investment Sub-Advisory Agreement between Toroso and Gotham (for the Gotham 1000 Value ETF), previously filed with Post-Effective Amendment No. 118 on Form N-1A on June 3, 2022 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Sub-Advisory Agreement between Toroso and Gotham (adding the Gotham Short Strategies ETF), previously filed with Post-Effective Amendment No. 200 on Form N-1A on November 1, 2023 and is incorporated herein by reference.
(xxxvi)		Investment Sub-Advisory Agreement between Toroso and Unlimited Funds, Inc. (for the Unlimited HFND Multi-Strategy Return Tracker ETF), previously filed with Post-Effective Amendment No. 149 on Form N-1A on September 26, 2022 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Sub-Advisory Agreement between Toroso and Unlimited Funds, Inc. (adding the Unlimited ETFs), previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
(xxxvii)		Investment Sub-Advisory Agreement between Toroso and Curran Financial Partners, LLC (for the God Bless America ETF), previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Sub-Advisory Agreement between Toroso and Curran Financial Partners, LLC (for the God Bless America ETF), previously filed with Post-Effective Amendment No. 231 on Form N-1A on October 17, 2024 and is incorporated herein by reference.
(xxxviii)		Investment Sub-Advisory Agreement between Toroso and Academy Asset Management, LLC d/b/a Academy Asset Management (for the Academy Veteran Bond ETF), previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
(xxxix)		Investment Sub-Advisory Agreement between Tidal and AlphaBit Investments, LLC (for the Digital Asset Debt Strategy ETF), previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
(xl)		Investment Sub-Advisory Agreement between Tidal and SYKON Asset Management LLC (for The Free Markets ETF), previously filed with Post-Effective Amendment No. 267 on Form N-1A on June 3, 2025 and is incorporated herein by reference.
(xli)		Investment Sub-Advisory Agreement between Tidal and Point Bridge Capital, LLC (for The Free Markets ETF), previously filed with Post-Effective Amendment No. 267 on Form N-1A on June 3, 2025 and is incorporated herein by reference.
(xlii)		Investment Sub-Advisory Agreement between Tidal and Tactical Rotation Management, LLC (for the ATAC Rotation Fund), previously filed with Post-Effective Amendment No. 273 on Form N-1A on June 25, 2025 and is incorporated herein by reference.
(xliii)		Investment Sub-Advisory Agreement between Tidal and Tactical Rotation Management, LLC (for the ATAC Credit Rotation ETF, and ATAC Equity Leverage Rotation ETF)., previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Sub-Advisory Agreement between Tidal and Tactical Rotation Management, LLC (for The Free Markets ETF), previously filed with Post-Effective Amendment No. 267 on Form N-1A on June 3, 2025 and is incorporated herein by reference.

	(xliv)		Investment Sub-Advisory Agreement between Tidal and Dana Investment Advisors, Inc. (for the Dana ETFs), previously filed with Post-Effective Amendment No. 277 on Form N-1A on August 12, 2025 and is incorporated herein by reference.
	(xlv)		Investment Sub-Advisory Agreement between Tidal and SMART Wealth, LLC (for the SMART ETFs), previously filed with Post-Effective Amendment No. 279 on Form N-1A on August 18, 2025 and is incorporated herein by reference.
	(xlvi)		Investment Sub-Advisory Agreement between Tidal and FINQ AI, LLC (for the FINQ AI ETFs) – to be filed by amendment.
(e)	(i)		Amended and Restated ETF Distribution Agreement between the Trust and Foreside Fund Services, LLC (Foreside), previously filed with Post-Effective Amendment No. 206 on Form N-1A on December 14, 2023 and is incorporated herein by reference.
		(1)	First Amendment to the Amended and Restated ETF Distribution Agreement between the Trust and Foreside (adding the Unusual Whales ETFs) previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
		(2)	Second Amendment to the Amended and Restated ETF Distribution Agreement between the Trust and Foreside (adding the Digital Asset Debt Strategy ETF), previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
		(3)	Third Amendment to the Amended and Restated ETF Distribution Agreement between the Trust and Foreside (adding The Free Markets ETF), previously filed with Post-Effective Amendment No. 267 on Form N-1A on June 3, 2025 and is incorporated herein by reference.
		(4)	Fourth Amendment to the Amended and Restated ETF Distribution Agreement between the Trust and Foreside (adding the Dana ETFs, SMART ETFs and SoFi Agentic AI ETF), previously filed with Post-Effective Amendment No. 277 on Form N-1A on August 12, 2025 and is incorporated herein by reference.
		(5)	Fifth Amendment to the Amended and Restated ETF Distribution Agreement between the Trust and Foreside (adding the FINQ AI ETFs) – to be filed by amendment.
	(ii)		Distribution Agreement between the Trust and Foreside (on behalf of the ATAC Rotation Fund), previously filed with Post-Effective Amendment No. 273 on Form N-1A on June 25, 2025 and is incorporated herein by reference.
	(iii)		Form of Authorized Participant Agreement, previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.
	(iv)		Distribution Services Agreement (ETFs) between Toroso and Foreside, previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(v)		Distribution Services Agreement (Mutual Funds) between Tidal and Foreside, previously filed with Post-Effective Amendment No. 275 on Form N-1A on July 24, 2025 and is incorporated herein by reference.
(f)			Not applicable.
(g)	(i)		Amended and Restated Custody Agreement between the Trust and U.S. Bank National Association, previously filed with Post-Effective Amendment No. 275 on Form N-1A on July 24, 2025 and is incorporated herein by reference.
		(1)	First Amendment to the Amended and Restated Custody Agreement between the Trust and U.S. Bank National Association (adding the Dana ETFs, SMART ETFs and SoFi Agentic AI ETF), previously filed with Post-Effective Amendment No. 277 on Form N-1A on August 12, 2025 and is incorporated herein by reference.
		(2)	Second Amendment to the Amended and Restated Custody Agreement between the Trust and U.S. Bank National Association (adding the FINQ AI ETFs) – to be filed by amendment.
(h)	(i)		Amended and Restated Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC, previously filed with Post-Effective Amendment No. 271 on Form N-1A on June 18, 2025.
		(1)	First Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding the Dana ETFs, SMART ETFs and SoFi Agentic AI ETF), previously filed with Post-Effective Amendment No. 277 on Form N-1A on August 12, 2025 and is incorporated herein by reference
		(2)	Second Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (adding the FINQ AI ETFs) – to be filed by amendment.
	(ii)		Amended and Restated Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, previously filed with Post-Effective Amendment No. 275 on Form N-1A on July 24, 2025 and is incorporated herein by reference.
		(1)	First Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (adding the Dana ETFs, SMART ETFs and SoFi Agentic AI ETF), previously filed with Post-Effective Amendment No. 277 on Form N-1A on August 12, 2025 and is incorporated herein by reference
		(2)	Second Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (adding the FINQ AI ETFs) – to be filed by amendment.
	(iii)		Amended and Restated Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, previously filed with Post-Effective Amendment No. 275 on Form N-1A on July 24, 2025 and is incorporated herein by reference.

	(1)	First Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (adding the Dana ETFs, SMART ETFs and SoFi Agentic AI ETF), previously filed with Post-Effective Amendment No. 277 on Form N-1A on August 12, 2025 and is incorporated herein by reference.
	(2)	Second Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (adding the FINQ AI ETFs) – to be filed by amendment.
(iv)		Powers of Attorney, previously filed with Post-Effective Amendment No. 194 to the Trust’s Registration Statement on Form N-1A on September 11, 2023 and is incorporated herein by reference.
(v)		Fee Waiver Agreement between the Trust (on behalf of the SoFi Select 500 ETF and SoFi Next 500 ETF) and Toroso, previously filed with Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(1)	First Amendment to the Fee Waiver Agreement between the Trust (on behalf of the SoFi Select 500 ETF and SoFi Next 500 ETF) and Toroso, previously filed with Post-Effective Amendment No. 231 on Form N-1A on October 17, 2024 and is incorporated herein by reference.
(vi)		Fee Waiver Agreement between the Trust (on behalf of RPAR Risk Parity ETF) and Toroso, previously filed with Post-Effective Amendment No. 172 to the Trust’s Registration Statement on Form N-1A on April 28, 2023 and is incorporated herein by reference.
(vii)		Fee Waiver Agreement between the Trust (on behalf of the UPAR Ultra Risk Parity ETF) and Toroso, previously filed with Post-Effective Amendment No. 172 to the Trust’s Registration Statement on Form N-1A on April 28, 2023 and is incorporated herein by reference.
(viii)		Fee Waiver Agreement between the Trust (on behalf of the ATAC Credit Rotation ETF) and Toroso, previously filed with Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A on July 14, 2021 and is incorporated herein by reference.
(ix)		Fee Waiver Agreement between the Trust (on behalf of the Gotham Enhanced 500 ETF) and Toroso, previously filed with Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A on November 9, 2020 and is incorporated herein by reference.
(x)		Fee Waiver Agreement between the Trust (on behalf of the Gotham 1000 Value ETF) and Toroso, previously filed with Post-Effective Amendment No. 118 to the Trust’s Registration Statement on Form N-1A on June 3, 2022 and is incorporated herein by reference.
(xi)		Operating Expenses Limitation Agreement between the Trust (on behalf of the ATAC Rotation Fund) and Tidal, previously filed with Post-Effective Amendment No. 273 on Form N-1A on June 25, 2025 and is incorporated herein by reference.
(xii)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of Gotham Enhanced 500 ETF) and FundVantage Trust, previously filed with Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A on May 5, 2021 and is incorporated herein by reference.
	(1)	Amendment to the Rule 12d1-4 Fund of Funds Investment Agreement between the Trust and FundVantage Trust (to add the Gotham 1000 Value ETF), previously filed with Post-Effective Amendment No. 168 to the Trust’s Registration Statement on Form N-1A on March 29, 2023 and is incorporated herein by reference.
(xiii)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and VanEck ETF Trust, previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
(xiv)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Vanguard Funds, previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(1)	Amended Schedule A to the Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Vanguard Funds, previously filed with Post-Effective Amendment No. 275 on Form N-1A on July 24, 2025 and is incorporated herein by reference.
(xv)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of ATAC Credit Rotation ETF) and PIMCO ETF Trust and PIMCO Equity Series, previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(1)	Amendment to the Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and PIMCO ETF Trust and PIMCO Equity Series, previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(2)	Amendment to the Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and PIMCO ETF Trust and PIMCO Equity Series, previously filed with Post-Effective Amendment No. 275 on Form N-1A on July 24, 2025 and is incorporated herein by reference.
(xvi)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and ProShares Trust, previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.

	(xvii)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Direxion Shares ETF Trust, previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
		(1)	Amendment to the Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Direxion Shares ETF Trust – previously filed with Post-Effective Amendment No. 219 to the Trust’s Registration Statement on Form N-1A on May 30, 2024 and is incorporated herein by reference.
		(2)	Amendment to the Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of the ATAC Rotation Fund) and Direxion Shares ETF Trust, previously filed with Post-Effective Amendment No. 275 on Form N-1A on July 24, 2025 and is incorporated herein by reference.
	(xviii)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust, previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(xix)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and abrdn Inc. (on behalf of each series), previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(xx)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of ATAC Credit Rotation ETF) and Schwab Strategic Trust (on behalf of each series), previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
		(1)	Amendment to the Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of the ATAC Rotation Fund) and Schwab Strategic Trust (on behalf of each series), previously filed with Post-Effective Amendment No. 275 on Form N-1A on July 24, 2025 and is incorporated herein by reference.
	(xxi)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and The Select Sector SPDR Trust, previously filed with Post-Effective Amendment No. 168 to the Trust’s Registration Statement on Form N-1A on March 29, 2023 and is incorporated herein by reference.
	(xxiii)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of FolioBeyond Alternative Income and Interest Rate Hedge ETF) and Tactical Investment Series Trust, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
	(xxiv)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of the SoFi Select 500 ETF) and EA Series Trust (on behalf of Gadsden Dynamic Multi-Asset ETF), previously filed with Post-Effective Amendment No. 220 on Form N-1A on June 24, 2024 and is incorporated herein by reference.
	(xxv)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of the FolioBeyond Alternative Income and Interest Rate Hedge ETF) and Listed Funds Trust (on behalf of certain series of the Trust), previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
	(xxvii)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of the ATAC Rotation Fund) and Direxion Funds (on behalf of certain series of the Trust), previously filed with Post-Effective Amendment No. 275 on Form N-1A on July 24, 2025 and is incorporated herein by reference.
	(xxvi)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of the ATAC Rotation Fund) and ProShares Trust (on behalf of certain series of the Trust), previously filed with Post-Effective Amendment No. 275 on Form N-1A on July 24, 2025 and is incorporated herein by reference.
(i)	(i)		Opinion and Consent of Counsel (for the SoFi ETFs), previously filed with Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(ii)		Opinion and Consent of Counsel (for the RPAR Risk Parity ETF), previously filed with Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A on November 22, 2019 and is incorporated herein by reference.
	(iii)		Opinion and Consent of Counsel (for the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF), previously filed with Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A on December 16, 2019 and is incorporated herein by reference.
	(iv)		Opinion and Consent of Counsel (for the Leatherback ETFs), previously filed with Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A on October 9, 2020 and is incorporated herein by reference.
	(v)		Opinion and Consent of Counsel (for the Adasina Social Justice All Cap Global ETF), previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A on December 7, 2020 and is incorporated herein by reference.
	(vi)		Opinion and Consent of Counsel (for the Gotham Enhanced 500 ETF), previously filed with Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A on November 9, 2020 and is incorporated herein by reference.

(vii)	Opinion and Consent of Counsel (for the SP Funds S&P Global REIT Sharia ETF), previously filed with Post-Effective Amendment No. 40 on Form N-1A to the Trust’s Registration Statement on December 23, 2020 and is incorporated herein by reference.
(viii)	Opinion and Consent of Counsel (for the Sound Income ETFs), previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A on December 29, 2020 and is incorporated herein by reference.
(ix)	Opinion and Consent of Counsel (for the Acruence Active Hedge U.S. Equity ETF), previously filed with Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on April 5, 2021 and is incorporated herein by reference.
(x)	Opinion and Consent of Counsel (for the American Customer Satisfaction ETF), previously filed with Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A on May 21, 2021 and is incorporated herein by reference.
(xi)	Opinion and Consent of Counsel (for the ZEGA Buy and Hedge ETF), previously filed with Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A on June 25~~,~~ 2021 and is incorporated herein by reference.
(xii)	Opinion and Consent of Counsel (for the ATAC Credit Rotation ETF), previously filed with Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A on July 14, 2021 and is incorporated herein by reference.
(xiii)	Opinion and Consent of Counsel (for the SonicShares Global Shipping ETF), previously filed with Post-Effective Amendment No. 69 to the Trust’s Registration Statement on Form N-1A on July 30, 2021 and is incorporated herein by reference.
(xiv)	Opinion and Consent of Counsel (for the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF), previously filed with Post-Effective Amendment No. 71 to the Trust’s Registration Statement on Form N-1A on September 27, 2021 and is incorporated herein by reference.
(xv)	Opinion and Consent of Counsel (for the UPAR Ultra Risk Parity ETF), previously filed with Post-Effective Amendment No. 82 to the Trust’s Registration Statement on Form N-1A on December 29, 2021 and is incorporated herein by reference.
(xvi)	Opinion and Consent of Counsel (for the Residential REIT ETF), previously filed with Post-Effective Amendment No. 89 to the Trust’s Registration Statement on Form N-1A on February 11, 2022 and is incorporated herein by reference.
(xvii)	Opinion and Consent of Counsel (for the Gotham 1000 Value ETF), previously filed with Post-Effective Amendment No. 118 to the Trust’s Registration Statement on Form N-1A on June 3, 2022 and is incorporated herein by reference.
(xviii)	Opinion and Consent of Counsel (for the Aztlan Global Stock Selection DM SMID ETF), previously filed with Post-Effective Amendment No. 137 to the Trust’s Registration Statement on Form N-1A on August 15, 2022 and is incorporated herein by reference.
(xix)	Opinion and Consent of Counsel (for the Unlimited HFND Multi-Strategy Return Tracker ETF), previously filed with Post-Effective Amendment No. 149 to the Trust’s Registration Statement on Form N-1A on September 26, 2022 and is incorporated herein by reference.
(xx)	Opinion and Consent of Counsel (for the God Bless America ETF), previously filed with Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A on September 23, 2022 and is incorporated herein by reference.
(xxi)	Opinion and Consent of Counsel (for the Intelligent Real Estate ETF), previously filed with Post-Effective Amendment No. 180 to the Trust’s Registration Statement on Form N-1A on June 2, 2023 and is incorporated herein by reference.
(xxii)	Opinion and Consent of Counsel (for the Academy Veteran Bond ETF), previously filed with Post-Effective Amendment No. 187 to the Trust’s Registration Statement on Form N-1A on July 27, 2023 and is incorporated herein by reference.
(xxiii)	Opinion and Consent of Counsel (for the Gotham Short Strategies ETF), previously filed with Post-Effective Amendment No. 200 on Form N-1A on November 1, 2023 and is incorporated herein by reference.
(xxiv)	Opinion and Consent of Counsel (for the Unlimited ETFs), previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
(xxv)	Opinion and Consent of Counsel (for the SoFi Enhanced Yield ETF) previously filed with Post-Effective Amendment No. 201 on Form N-1A on November 9, 2023 and is incorporated herein by reference.
(xxvi)	Opinion and Consent of Counsel (for the Aztlan North America Nearshoring Stock Selection ETF), previously filed with Post-Effective Amendment No. 203 on Form N-1A on November 21, 2023 and is incorporated herein by reference.
(xxvii)	Opinion and Consent of Counsel (for the Unusual Whales ETFs), previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
(xxviii)	Opinion and Consent of Counsel (for the FolioBeyond Enhanced Fixed Income Premium ETF), previously filed with Post-Effective Amendment No. 245 on Form N-1A on January 13, 2025 and is incorporated herein by reference.

	(xxix)	Opinion and Consent of Counsel (for the Digital Asset Debt Strategy ETF), previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
	(xxx)	Opinion and Consent of Counsel (for The Free Markets ETF), previously filed with Post-Effective Amendment No. 267 on Form N-1A on June 3, 2025 and is incorporated herein by reference.
	(xxxi)	Opinion and Consent of Counsel (for ATAC Rotation Fund), previously filed with Post-Effective Amendment No. 273 on Form N-1A on June 25, 2025 and is incorporated herein by reference.
	(xxxii)	Opinion and Consent of Counsel (for the Dana ETFs), previously filed with Post-Effective Amendment No. 277 on Form N-1A on August 12, 2025 and is incorporated herein by reference.
	(xxxiii)	Opinion and Consent of Counsel (for the SMART ETFs), previously filed with Post-Effective Amendment No. 279 on Form N-1A on August 18, 2025 and is incorporated herein by reference.
	(xxxiv)	Opinion and Consent of Counsel (for the SoFi Agentic AI ETF), previously filed with Post-Effective Amendment No. 281 on Form N-1A on August 26, 2025 and is incorporated herein by reference.
	(xxxv)	Opinion and Consent of Counsel (for the FINQ AI ETFs) – to be filed by amendment.
	(xxxvi)	Consent of Counsel (for Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited HFMF Managed Futures ETF, Unlimited Ultra HFND Multi-Strategy ETF, Unlimited Low-Beta HFND Multi-Strategy ETF and Unlimited HFND Multi-Strategy Return Tracker ETF) – filed herewith
(j)		Consent of Independent Registered Public Accounting Firm – filed herewith.
(k)		Not applicable.
(l)	(i)	Subscription Agreement, previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.
	(ii)	Letter of Representations between the Trust and Depository Trust Company, previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.
(m)	(i)	Amended and Restated Distribution (Rule 12b-1) Plan (ETFs), previously filed with Post-Effective Amendment No. 277 on Form N-1A on August 12, 2025 and is incorporated herein by reference.
	(ii)	Distribution (Rule 12b-1) Plan (Mutual Funds). previously filed with Post-Effective Amendment No. 275 on Form N-1A on July 24, 2025 and is incorporated herein by reference.
(n)		Multiple Class Plan (Rule 18f-3) (ATAC Rotation Fund), previously filed with Post-Effective Amendment No. 275 on Form N-1A on July 24, 2025 and is incorporated herein by reference.
(o)		Reserved.
(p)	(i)	Code of Ethics for the Trust, previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.
	(ii)	Code of Ethics for Tidal Investments LLC, previously filed with Post-Effective Amendment No. 286 on Form N-1A on November 24, 2025 and is incorporated herein by reference.
	(iii)	Code of Ethics for Distributor not applicable per Rule 17j-1(c)(3).
	(iv)	Code of Ethics for ShariaPortfolio, Inc., previously filed with Post-Effective Amendment No. 286 on Form N-1A on November 24, 2025 and is incorporated herein by reference.
	(v)	Code of Ethics for Leatherback Asset Management, LLC, previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
	(vi)	Code of Ethics for Adasina, previously filed with Post-Effective Amendment No. 220 on Form N-1A on June 24, 2024 and is incorporated herein by reference.
	(vii)	Code of Ethics for Gotham, previously filed with Post-Effective Amendment No. 271 on Form N-1A on June 18, 2025 and is incorporated herein by reference.
	(viii)	Code of Ethics for Sound Income Strategies, LLC – previously filed with Post-Effective Amendment No. 255 on Form N-1A on March 25, 2025 and is incorporated herein by reference.
	(ix)	Code of Ethics for Acruence Capital, LLC, previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
	(x)	Code of Ethics for FolioBeyond, LLC, previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
	(xi)	Code of Ethics for Armada ETF Advisors LLC, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
	(xii)	Code of Ethics for Unlimited Funds Inc., previously filed with Post-Effective Amendment No. 220 on Form N-1A on June 24, 2024 and is incorporated herein by reference.
	(xiii)	Code of Ethics for Curran Financial Partners, LLC, previously filed with Post-Effective Amendment No. 227 on Form N-1A on August 26, 2024 and is incorporated herein by reference.
	(xiv)	Code of Ethics for Academy Asset Management, previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.

(xv)	Code of Ethics for AlphaBit Investments, LLC, previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
(xvi)	Code of Ethics for SYKON Asset Management LLC, previously filed with Post-Effective Amendment No. 267 on Form N-1A on June 3, 2025 and is incorporated herein by reference.
(xvii)	Code of Ethics for Point Bridge Capital, LLC, previously filed with Post-Effective Amendment No. 267 on Form N-1A on June 3, 2025 and is incorporated herein by reference.
(xviii)	Code of Ethics for Tactical Rotation Management, LLC, previously filed with Post-Effective Amendment No. 280 on Form N-1A on August 25, 2025 and is incorporated herein by reference.
(xix)	Code of Ethics for Dana Investment Advisors, Inc. previously filed with Post-Effective Amendment No. 277 on Form N-1A on August 12, 2025 and is incorporated herein by reference.
(xx)	Code of Ethics for Smart Wealth, LLC, previously filed with Post-Effective Amendment No. 279 on Form N-1A on August 18, 2025 and is incorporated herein by reference.
(xxi)	Code of Ethics for FINQ AI, LLC – to be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant

Toroso Cayman Subsidiary I, organized under the laws of the Cayman Islands, is a wholly-owned subsidiary of the Acruence Active Hedge U.S. Equity ETF, a series of the Registrant.

HFND Cayman Subsidiary, organized under the laws of the Cayman Islands, is a wholly-owned subsidiary of the Unlimited HFND Multi-Strategy Return Tracker ETF, a series of the Registrant.

Unlimited HFGM Cayman Subsidiary, organized under the laws of the Cayman Islands, is a wholly-owned subsidiary of the Unlimited HFGM Global Macro ETF, a series of the Registrant.

Unlimited HFMF Cayman Subsidiary, organized under the laws of the Cayman Islands, is a wholly-owned subsidiary of the Unlimited HFMF Managed Futures ETF, a series of the Registrant.

Item 30. Indemnification

Every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a Covered Person) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having been such a Trustee or officer, and against amounts paid or incurred by them in the settlement thereof. Every person who is, has been, or becomes an agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not interested persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having been an agent, and against amounts paid or incurred by him in the settlement thereof. Every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (Other Position) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not interested persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having held such Other Position, and against amounts paid or incurred by them in the settlement thereof.

The Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any proceeding, by reason of alleged acts or omissions within the scope of their service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys fees) actually incurred by them in connection with such proceeding to the maximum extent consistent with state law and the Investment Company Act of 1940, as amended.

No indemnification shall be provided to any person who shall have been adjudicated by a court or body before which the proceeding was brought: (i) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office, or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission (SEC) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

This Item incorporates by reference the investment advisers Uniform Application for Investment Adviser Registration (Form ADV) currently on file with the SEC, as listed below. The Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
Tidal Investments LLC (f/k/a Toroso Investments, LLC)	801-76857

Investment Sub-Advisers	SEC File No.
Leatherback Asset Management, LLC	801-119407
Robasciotti & Associates, Inc., d/b/a Adasina Social Capital	801-113385
Gotham Asset Management, LLC	801-69960
ShariaPortfolio, Inc.	801-80652
Sound Income Strategies, LLC	801-80425
Acruence Capital, LLC	801-119919
FolioBeyond, LLC	801-113952
Armada ETF Advisors LLC d/b/a Armada ETFs	801-123057
Unlimited Funds, Inc.	801-126421
Curran Financial Partners, LLC	801-119322
Academy Asset Management, LLC, d/b/a Academy Asset Management	801-125719
AlphaBit Investments, LLC	801-132088
SYKON Asset Management LLC	801-132803
Point Bridge Capital, LLC	801-78217
Tactical Rotation Management, LLC	801-131642
Dana Investment Advisors, Inc.	801-14828
Smart Wealth, LLC	801-122372
FINQ AI, LLC	801-128591

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	AMG ETF Trust
15.	Amplify ETF Trust
16.	Applied Finance Dividend Fund, Series of World Funds Trust

17.	Applied Finance Explorer Fund, Series of World Funds Trust
18.	Applied Finance Select Fund, Series of World Funds Trust
19.	Ardian Access LLC
20.	ARK ETF Trust
21.	ARK Venture Fund
22.	Bitwise Funds Trust
23.	BondBloxx ETF Trust
24.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
25.	Bridgeway Funds, Inc.
26.	Brinker Capital Destinations Trust
27.	Brookfield Real Assets Income Fund Inc.
28.	Build Funds Trust
29.	Calamos Convertible and High Income Fund
30.	Calamos Convertible Opportunities and Income Fund
31.	Calamos Dynamic Convertible and Income Fund
32.	Calamos Global Dynamic Income Fund
33.	Calamos Global Total Return Fund
34.	Calamos Strategic Total Return Fund
35.	Carlyle Tactical Private Credit Fund
36.	Cascade Private Capital Fund
37.	Catalyst Strategic Income Opportunities Fund
38.	CBRE Global Real Estate Income Fund
39.	Center Coast Brookfield MLP & Energy Infrastructure Fund
40.	Clifford Capital Partners Fund, Series of World Funds Trust
41.	Cliffwater Corporate Lending Fund
42.	Cliffwater Enhanced Lending Fund
43.	Coatue Innovative Strategies Fund
44.	Cohen & Steers ETF Trust
45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
47.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
48.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
49.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
50.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
51.	Davis Fundamental ETF Trust
52.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
53.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
54.	Defiance Quantum ETF, Series of ETF Series Solutions
55.	Denali Structured Return Strategy Fund
56.	Dodge & Cox Funds
57.	DoubleLine ETF Trust
58.	DoubleLine Income Solutions Fund
59.	DoubleLine Opportunistic Credit Fund
60.	DoubleLine Yield Opportunities Fund
61.	DriveWealth ETF Trust
62.	EIP Investment Trust
63.	Ellington Income Opportunities Fund
64.	ETF Opportunities Trust
65.	Exchange Listed Funds Trust
66.	Exchange Place Advisors Trust
67.	FlexShares Trust
68.	Fortuna Hedged Bitcoin Fund, Series of Listed Funds Trust
69.	Forum Funds
70.	Forum Funds II
71.	Forum Real Estate Income Fund
72.	Fundrise Growth Tech Fund, LLC
73.	GoldenTree Opportunistic Credit Fund
74.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
75.	Grayscale Funds Trust

76.	Guinness Atkinson Funds
77.	Harbor ETF Trust
78.	Harris Oakmark ETF Trust
79.	Hawaiian Tax-Free Trust
80.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
81.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
82.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
83.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
85.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
86.	Innovator ETFs Trust
87.	Ironwood Institutional Multi-Strategy Fund LLC
88.	Ironwood Multi-Strategy Fund LLC
89.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
90.	John Hancock Exchange-Traded Fund Trust
91.	Kurv ETF Trust
92.	Lazard Active ETF Trust
93.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
94.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
95.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
96.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
97.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
98.	Manor Investment Funds
99.	MoA Funds Corporation
100.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
101.	Morgan Stanley ETF Trust
102.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
103.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
104.	Morningstar Funds Trust
105.	NEOS ETF Trust
106.	Niagara Income Opportunities Fund
107.	North Square Evanston Multi-Alpha Fund
108.	NXG Cushing® Midstream Energy Fund
109.	NXG NextGen Infrastructure Income Fund
110.	OTG Latin American Fund, Series of World Funds Trust
111.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
112.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
113.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
114.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
115.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
117.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
118.	Palmer Square Funds Trust
119.	Palmer Square Opportunistic Income Fund
120.	Partners Group Private Income Opportunities, LLC
121.	Perkins Discovery Fund, Series of World Funds Trust
122.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
123.	Plan Investment Fund, Inc.
124.	Point Bridge America First ETF, Series of ETF Series Solutions
125.	Precidian ETFs Trust
126.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
127.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
128.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
129.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
130.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
131.	Renaissance Capital Greenwich Funds
132.	REX ETF Trust
133.	Reynolds Funds, Inc.
134.	RMB Investors Trust

135.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
136.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
137.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
138.	Roundhill Cannabis ETF, Series of Listed Funds Trust
139.	Roundhill ETF Trust
140.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
141.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
142.	Roundhill Video Games ETF, Series of Listed Funds Trust
143.	Rule One Fund, Series of World Funds Trust
144.	Russell Investments Exchange Traded Funds
145.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
146.	Six Circles Trust
147.	Sound Shore Fund, Inc.
148.	SP Funds Trust
149.	Sparrow Funds
150.	Spear Alpha ETF, Series of Listed Funds Trust
151.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
152.	STF Tactical Growth ETF, Series of Listed Funds Trust
153.	Strategic Trust
154.	Strategy Shares
155.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
156.	Tekla World Healthcare Fund
157.	Tema ETF Trust
158.	The 2023 ETF Series Trust
159.	The 2023 ETF Series Trust II
160.	The Community Development Fund
161.	The Cook & Bynum Fund, Series of World Funds Trust
162.	The Finite Solar Finance Fund
163.	The Private Shares Fund
164.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
165.	Third Avenue Trust
166.	Third Avenue Variable Series Trust
167.	Tidal Trust I
168.	Tidal Trust II
169.	Tidal Trust III
170.	TIFF Investment Program
171.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
172.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
173.	Timothy Plan International ETF, Series of The Timothy Plan
174.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
175.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
176.	Total Fund Solution
177.	Touchstone ETF Trust
178.	Trailmark Series Trust
179.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
180.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
181.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
182.	T-Rex 2x Long Ether Daily Target ETF
183.	U.S. Global Investors Funds
184.	Union Street Partners Value Fund, Series of World Funds Trust
185.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
186.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
187.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
188.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
189.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
190.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
191.	Virtus Stone Harbor Emerging Markets Income Fund
192.	Volatility Shares Trust
193.	WEBs ETF Trust

194.	Wedbush Series Trust
195.	Wellington Global Multi-Strategy Fund
196.	Wilshire Mutual Funds, Inc.
197.	Wilshire Variable Insurance Trust
198.	WisdomTree Digital Trust
199.	WisdomTree Trust
200.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301 Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301 Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301 Portland, Maine 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301 Portland, Maine 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301 Portland, Maine 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301 Portland, Maine 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301 Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33.	Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204

Registrant’s Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive Milwaukee, Wisconsin 53212

Registrant’s Principal Underwriter	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101

Records Relating to:	Are located at:
Registrant’s Investment Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204

Registrant’s Sub-Adviser	Leatherback Asset Management, LLC 2000 PGA Boulevard, Suite 4440 Palm Beach Gardens, Florida 33408

Registrant’s Sub-Adviser	Robasciotti & Associates, Inc., doing business as Adasina Social Capital 870 Market Street, Suite 1275 San Francisco, California 94102

Registrant’s Sub-Adviser	Gotham Asset Management, LLC 825 Third Avenue, Suite 1750 New York, New York 10022

Registrant’s Sub-Adviser	ShariaPortfolio, Inc. 1331 S. International Parkway, Suite 2291 Lake Mary, Florida 32746

Registrant’s Sub-Adviser	Sound Income Strategies, LLC 500 West Cypress Creek Road, Suite 290 Fort Lauderdale, Florida 33309

Registrant’s Sub-Adviser	Acruence Capital, LLC 4851 LBJ Freeway, Suite 850 Dallas, Texas 75225

Registrant’s Sub-Adviser	FolioBeyond, LLC 1050 Park Avenue, Suite 6A New York, New York 10028

Registrant’s Sub-Adviser	Armada ETF Advisors LLC d/b/a Armada ETFs 39500 High Point Boulevard, Suite 20 Novi, Michigan 48375

Registrant’s Sub-Adviser	Unlimited Funds Inc. 222 Broadway, 20th Floor New York City, New York 10038

Registrant’s Sub-Adviser	Curran Financial Partners, LLC 115 River Landing Drive, Suite 200 Daniel Island, South Carolina 29492

Registrant’s Sub-Adviser	Academy Asset Management, LLC d/b/a Academy Asset Management 622 3rd Avenue, 12th Floor New York, New York 10017

Registrant’s Sub-Adviser	AlphaBit Investments, LLC 136 S 4th Street, Forest City, Iowa 50436

Registrant’s Sub-Adviser	SYKON Asset Management LLC 500 Mamaroneck Avenue, Suite 435 Harrison, New York 10528

Records Relating to:	Are located at:

Registrant’s Sub-Adviser	Point Bridge Capital, LLC 300 Throckmorton Street, Suite 1550 Fort Worth, Texas 76102

Registrant’s Sub-Adviser	Tactical Rotation Management, LLC 118-35 Queens Blvd., Suite 400 Forest Hills, New York 11375

Registrant’s Sub-Adviser	Dana Investment Advisors, Inc. 20700 Swenson Drive, Suite 400 Waukesha, Wisconsin 53186

Registrant’s Sub-Adviser	Smart Wealth, LLC 13815 FNB Parkway, Suite 400 Omaha, Nebraska 68154

Registrant’s Sub-Adviser	FINQ AI, LLC 9 Ahad Ha’am Street Tel Aviv, Tel Aviv District, Israel 6514224

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 295 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 295 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on December 23, 2025.

Tidal Trust I

By:	/s/ Eric W. Falkeis
Eric W. Falkeis
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 295 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on December 23, 2025.

	Signature	Title

	/s/ Eric W. Falkeis	President (principal executive officer), Trustee and Chairman
Eric W. Falkeis

	* Dusko Culafic	Trustee
Dusko Culafic

	* Mark H. W. Baltimore	Trustee
Mark H. W. Baltimore

	* Eduardo Mendoza	Trustee
Eduardo Mendoza

	/s/ Aaron Perkovich	Treasurer (principal financial officer and principal accounting officer)
Aaron Perkovich

By:	/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney-in-Fact

* Pursuant to Powers of Attorney filed previously.

Exhibit Index

Exhibit No.	Description
(i)(xxxvi)	Consent of Counsel
(j)	Consent of Independent Registered Public Accounting Firm